                                                      --------------------------
                            UNITED STATES                    OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION   --------------------------
                       Washington, D.C. 20549          OMB Number: 3235-0570
                                                       Expires: Nov. 30, 2005
                                                       Estimated average burden
                                                       hours per response: 5.0
                                                      --------------------------

                                   FORM N-CSRS
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09729
                                   ---------------------------------------------

iShares Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                             94105
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-474-2737
                                                    ---------------------

Date of fiscal year end:   04/30/2004
                          -----------------------

Date of reporting period:  05/01/03-10/31/03
                          -----------------------

     Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. Report to Stockholders

                                                                      iSHARES(R)

                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS


        iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND

TABLE OF CONTENTS

Shareholder Letter...........................................................  1
Managers' Discussion & Analysis..............................................  4
Schedules of Investments..................................................... 12
  iShares Dow Jones U.S. Basic Materials Sector Index Fund................... 12
  iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund................. 15
  iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund............. 20
  iShares Dow Jones U.S. Financial Sector Index Fund......................... 23
  iShares Dow Jones U.S. Industrial Sector Index Fund........................ 29
  iShares Dow Jones U.S. Financial Services Index Fund....................... 34
  iShares Dow Jones U.S. Real Estate Index Fund.............................. 38
  iShares Cohen & Steers Realty Majors Index Fund............................ 41
Financial Statements......................................................... 43
Financial Highlights......................................................... 50
Notes to the Financial Statements............................................ 58
iShares Family of Funds...................................................... 66

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TO OUR SHAREHOLDERS

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, the iShares family of funds recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ iShares have added a Lehman Aggregate Bond Fund to their fixed income menu, enabling investors to track one of the most well known U.S. fixed income market indexes. iShares have also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation protected government securities.

With the addition of these iShares, investors can achieve even more diversity in their portfolios - and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for the iShares family of funds continue to grow, and as of October 31, 2003, had reached $48.3 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.


/s/ Lee T. Kranefuss

Lee T. Kranefuss
PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/  BUSINESS WEEK, 12/16/02.
/2/  Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

FOR COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, REQUEST A PROSPECTUS BY CALLING 1 800 iSHARES (1 800 474 2737). READ IT CAREFULLY BEFORE YOU INVEST.

THERE ARE RISKS INVOLVED WITH INVESTING, INCLUDING POSSIBLE LOSS OF PRINCIPAL. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                       THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
Performance as of 10/31/03

                        AVERAGE ANNUAL TOTAL RETURNS                           CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03              INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX    NAV      MARKET         INDEX     NAV          MARKET       INDEX
     26.05%         26.12%      26.84%  5.23%       5.24%         5.76%   18.85%         18.91%      20.90%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 DU PONT (E.I.) DE NEMOURS AND CO.     14.48%
                 DOW CHEMICAL CO. (THE)                12.38%
                 ALCOA INC.                             9.61%
                 INTERNATIONAL PAPER CO.                6.80%
                 NEWMONT MINING CORP.                   5.75%
                 WEYERHAEUSER CO.                       4.76%
                 PRAXAIR INC.                           4.08%
                 PPG INDUSTRIES INC.                    3.52%
                 AIR PRODUCTS & CHEMICALS INC.          3.49%
                 GEORGIA-PACIFIC CORP.                  2.12%

The iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 18.31%, while the Index returned 18.71%.

Equity markets reversed course during the reporting period. Responding positively to encouraging economic news, stocks generally gained ground throughout the reporting period. Gross Domestic Product ("GDP") growth figures for the second quarter were revised upward several times, ultimately showing an annual growth rate of 3.3%. Initial reports of third quarter GDP were an even more encouraging 7.2% annual growth rate, although this estimate includes some non-recurring items such as a mortgage-refinancing boom as a result of historically low interest rates. Corporate earnings growth also was strong and consistent, in some cases reaching double-digit growth rates and exceeding analyst expectations during the reporting period. Importantly, corporate earnings strength was broad-based, which may be indicative of a more sustainable earnings recovery than in previous reporting periods.

Basic materials shares generally rebounded during the reporting period. As economic conditions improved, demand increased for commodities products such as paper, forest products, and metals. Those companies that depend on oil and natural gas, however, were hindered by volatile energy prices during the reporting period.

Among the Index's ten largest weightings, performance was mostly positive during the reporting period. The strongest gains came from Newmont Mining Corp. (5.51% of the Index as of October 31, 2003), which returned 62.03%. Alcoa Inc. (9.22% of the Index as of October 31, 2003) rose 37.68%, and Weyerhaeuser Co. (4.56% of the Index as of October 31, 2003) climbed 21.46%. Praxair Inc. (3.91% of the Index as of October 31, 2003) returned 19.80%. The only negative performer among the ten largest weightings was E.I. Du Pont de Nemours and Co., the largest weighting at 13.88% of the Index as of October 31, 2003, which declined 5.01% over the reporting period.

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
Performance as of 10/31/03

                        AVERAGE ANNUAL TOTAL RETURNS                          CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03              INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX     NAV        MARKET      INDEX    NAV         MARKET        INDEX
     24.49%        24.62%       25.22%  (2.50)%      (2.48)%     (1.99)% (8.24)%      (8.17)%       (6.58)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/20/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 WAL-MART STORES INC.                9.97%
                 HOME DEPOT INC.                     5.48%
                 TIME WARNER INC.                    4.15%
                 VIACOM INC. CLASS B                 3.78%
                 WALT DISNEY CO. (THE)               2.89%
                 COMCAST CORP. CLASS A               2.66%
                 LOWE'S COMPANIES INC.               2.60%
                 WALGREEN CO.                        2.23%
                 TARGET CORP.                        2.04%
                 MCDONALD'S CORP.                    1.98%

The iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 19.23%, while the Index returned 19.60%.

Equity markets rebounded during the reporting period. As the economic outlook began to offer investors signs of encouragement, stock prices climbed. Second quarter Gross Domestic Product ("GDP") figures were revised several times, ultimately revealing a 3.3% annual growth rate. In October, initial third quarter GDP reports reflected a healthy 7.2% annual growth rate, the highest rate since 1984. Corporate earnings also contributed to the optimism. Announcements increasingly showed higher earnings levels and stabilizing earnings expectations. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods. Further, across all sectors, more than 50% of companies reported earnings that were equal to, or better than, most analyst expectations.

Because consumer cyclical stocks generally perform in tandem with economic cycles, the sector experienced sound performance during the reporting period. Improving economic conditions generally translated into increased demand for the types of consumer goods and services, such as home improvement and entertainment, which tend to be sensitive to the state of the economy. The sector performed well over the reporting period, with many of its individual constituents rebounding from previous reporting periods.

Among the Index's ten largest constituents, the strongest gains came from McDonald's Corp. (1.72% of the Index as of October 31, 2003), which returned 46.20% during the reporting period. Lowe's Companies Inc. (2.48% of the Index as of October 31, 2003) rose 34.27%, and Home Depot Inc. (4.75% of the Index as of October 31, 2003) climbed 31.78%. The Walt Disney Co. (2.50% of the Index as of October 31, 2003) returned 21.33%. The only negative performer among the ten largest constituents was Viacom Inc., Class B shares (3.50% of the Index as of October 31, 2003), which declined 8.15% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
Performance as of 10/31/03

                            AVERAGE ANNUAL TOTAL RETURNS                      CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   --------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03             INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   --------------------------------
      NAV          MARKET       INDEX     NAV        MARKET      INDEX    NAV         MARKET        INDEX
     11.25%        11.46%       11.95%   4.76%        4.76%       5.49%  17.05%       17.05%        19.87%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 PROCTER & GAMBLE CO.                    13.76%
                 COCA-COLA CO. (THE)                     11.38%
                 ALTRIA GROUP INC.                       10.20%
                 PEPSICO INC.                             8.90%
                 ANHEUSER-BUSCH COMPANIES INC.            4.45%
                 GILLETTE CO. (THE)                       3.21%
                 KIMBERLY-CLARK CORP.                     2.91%
                 COLGATE-PALMOLIVE CO.                    2.88%
                 EBAY INC.                                2.60%
                 SYSCO CORP.                              2.38%

The iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 15.56%, while the Index returned 15.92%.

Equity markets staged a rebound during the reporting period. Buoyed by the official conclusion to the war in Iraq and the release of encouraging economic news, stocks generally moved upward throughout the reporting period. Gross Domestic Product ("GDP") figures for the second quarter were revised upward several times, ultimately showing an annual growth rate of 3.3%. For the third quarter, initial reports revealed an even stronger 7.2% annual growth rate. Corporate earnings announcements also were encouraging, showing both higher earnings levels and stabilizing earnings expectations. In addition, earnings expectations became more accurate than in previous reporting periods. Earnings growth became strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods.

The broad-based uptrend in equities translated into positive returns for all industry sectors during the reporting period. Consumer non-cyclical stocks participated in the rebound, delivering healthy gains. In particular, some of the individual constituents of the sector's beverage, tobacco, and household products industries, which had suffered the steepest declines in the previous reporting period, experienced some of the strongest gains during the reporting period.

Among the Index's ten largest constituents, performance was mostly positive over the reporting period. Altria Group Inc., formerly known as Philip Morris Companies Inc. (9.31% of the Index as of October 31, 2003), gained 51.17%. InterActiveCorp. (2.40% of the Index as of October 31, 2003), returned 22.90%, and eBay Inc. (3.55% of the Index as of October 31, 2003) climbed 20.40%. The Coca-Cola Co. (11.31% of the Index as of October 31, 2003) rose 14.85%. On the negative side, Colgate-Palmolive Co. (2.83% of the Index as of October 31, 2003) declined 6.96%, and Anheuser-Busch Companies Inc. (4.07% of the Index as of October 31, 2003) fell 1.24%.

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
Performance as of 10/31/03

                        AVERAGE ANNUAL TOTAL RETURNS                          CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03             INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX     NAV        MARKET      INDEX      NAV         MARKET        INDEX
     24.18%        24.06%       24.95%   6.91%        6.93%       7.58%    25.90%       25.96%        28.58%

"Total returns for the period since inception" are calculated from the inception date of the Fund (5/22/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 CITIGROUP INC.                            10.48%
                 AMERICAN INTERNATIONAL GROUP INC.          5.99%
                 BANK OF AMERICA CORP.                      4.87%
                 WELLS FARGO & COMPANY                      4.06%
                 JP MORGAN CHASE & CO.                      3.13%
                 FANNIE MAE                                 2.72%
                 WACHOVIA CORP.                             2.62%
                 MORGAN STANLEY                             2.34%
                 AMERICAN EXPRESS CO.                       2.30%
                 U.S. BANCORP                               2.24%

The iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 18.20%, while the Index returned 18.58%.

The official close to the war in Iraq and improving economic conditions lifted equity markets during the reporting period. In June, the Federal Reserve Board cut interest rates to 1.00%, the lowest level in 45 years, in an effort to stimulate the economy. Gross Domestic Product ("GDP") growth for the second quarter, originally estimated at 1.5%, ultimately revealed a 3.3% annual growth rate. Initial third quarter GDP annual growth was reported at 7.2%. Although some of this growth was the result of nonrecurring items, such as a mortgaging refinancing boom due to historically low rates, markets responded positively. Corporate earnings announcements provided additional encouragement in the form of increased earnings levels and stabilizing earnings expectations.

Financial stocks benefited from the improving economic environment. Investment banks were buoyed by increased investor activity and valuation levels, while the refinancing boom caused by historically low interest rates generally benefited banks.

Among the Index's ten largest weightings, performance was largely positive over the reporting period. Merrill Lynch & Co. Inc. (2.20% of the Index as of October 31, 2003) was the strongest performer, returning 44.21% during the reporting period. American Express Co. (2.43% of the Index as of October 31, 2003) gained 23.96%. Morgan Stanley and JP Morgan Chase & Co. (respectively 2.39% and 2.93% of the Index as of October 31, 2003) rose 22.61% and 22.32%. Citigroup Inc., the largest weighting at 9.79% of the Index as of October 31, 2003, gained 20.76%. The only negative performer among the ten largest weightings was Fannie Mae (2.82% of the Index as of October 31, 2003), which fell 0.97% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                7

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
Performance as of 10/31/03

                         AVERAGE ANNUAL TOTAL RETURNS                        CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03             INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX     NAV        MARKET      INDEX      NAV        MARKET        INDEX
     24.48%        24.52%       25.29%  (6.55)%      (6.52)%     (7.08)%  (20.52)%     (20.43)%     (22.04)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/20/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 GENERAL ELECTRIC CO.                      21.62%
                 3M CO.                                     5.29%
                 UNITED TECHNOLOGIES CORP.                  3.53%
                 TYCO INTERNATIONAL LTD.                    3.50%
                 BOEING CO. (THE)                           2.56%
                 UNITED PARCEL SERVICE INC. CLASS B         2.44%
                 FIRST DATA CORP.                           2.34%
                 CATERPILLAR INC.                           2.18%
                 HONEYWELL INTERNATIONAL INC.               2.13%
                 EMERSON ELECTRIC CO.                       2.12%

The iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 16.88%, while the Index returned 16.80%.

Equity markets rebounded during the reporting period. As the economic outlook began to offer investors signs of encouragement, stock prices climbed. Second quarter Gross Domestic Product ("GDP") figures were revised several times, ultimately revealing a 3.3% annual growth rate. In October, initial third quarter GDP annual growth was reported at a healthy 7.2%. Corporate earnings also provided cause for optimism. Announcements increasingly showed higher earnings levels and stabilizing earnings expectations. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods. Further, across all sectors, more than 50% of companies reported earnings that were equal to, or better than, most analyst expectations

Improving economic conditions in the U.S. were echoed around the globe. Increased economic activity worldwide meant higher demand for industrial production, and the types of companies that are involved in construction, manufacturing, transportation, and other areas that are typically in higher demand during economic recovery tended to benefit from the improved climate.

Performance over the reporting period was largely positive among the Index's ten largest weightings. The strongest performer during the reporting period was The Boeing Co. (2.34% of the Index as of October 31, 2003), which gained 41.09%. Caterpillar Inc. (1.92% of the Index as of October 31, 2003) returned 39.32%, and United Technologies Corp. (3.01% of the Index as of October 31, 2003) climbed 37.02%. Tyco International Ltd. (3.17% of the Index as of October 31,
2003) rose 33.85%. The only two negative performers among the ten largest weightings were First Data Corp. (2.01% of the Index as of October 31, 2003) and General Electric Co. (21.95% of the Index as of October 31, 2003), which declined 9.00% and 1.49%, respectively, over the reporting period.

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
Performance as of 10/31/03

                            AVERAGE ANNUAL TOTAL RETURNS                      CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03              INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX     NAV        MARKET      INDEX      NAV         MARKET       INDEX
     27.78%        27.85%       28.61%   6.38%        6.40%       7.03%    23.30%       23.40%       25.91%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 CITIGROUP INC.                         14.39%
                 BANK OF AMERICA CORP.                   6.69%
                 WELLS FARGO & COMPANY                   5.57%
                 JP MORGAN CHASE & CO.                   4.30%
                 FANNIE MAE                              3.74%
                 WACHOVIA CORP.                          3.60%
                 MORGAN STANLEY                          3.21%
                 AMERICAN EXPRESS CO.                    3.16%
                 U.S. BANCORP                            3.08%
                 MERRILL LYNCH & CO. INC.                2.98%

The iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 20.73%, while the Index returned 21.13%.

Investors finally found cause for optimism during the reporting period. Following an official conclusion to the war in Iraq, markets reversed course and headed upward throughout the period. Economic news and corporate earnings announcements improved during the reporting period, contributing to the market advance. Second quarter Gross Domestic Product ("GDP") annual growth rates were 3.3%, and initial third quarter GDP annual growth was reported at 7.2%. As corporate second quarter announcements were released, positive surprises outnumbered negative surprises by almost five to one. Third quarter corporate earnings reports came in about 6% above most analyst expectations, in contrast to the past several years, when earnings generally fell short of most analyst estimates.

Financial stocks benefited from the changing environment. Investment banks in general were buoyed by improving valuation levels during the reporting period, as well as increased activity levels as investors began to show renewed interest in equity markets.

Among the Index's ten largest constituents, Merrill Lynch & Co. Inc. (3.07% of the Index as of October 31, 2003) was the strongest performer, returning 44.21% during the reporting period. American Express Co. (3.38% of the Index as of October 31, 2003) gained 23.96%, and U.S. Bancorp (2.92% of the Index as of October 31, 2003) climbed 22.89%. Morgan Stanley and JP Morgan Chase & Co. (respectively 3.33% and 4.08% of the Index as of October 31, 2003) rose 22.61% and 22.32%. The sole negative performer among the ten largest constituents was Fannie Mae (3.93% of the Index as of October 31, 2003), which declined 0.97% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                9

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
Performance as of 10/31/03

                         AVERAGE ANNUAL TOTAL RETURNS                         CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03              INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX    NAV         MARKET      INDEX     NAV         MARKET        INDEX
     32.40%        32.25%       33.50%  15.59%       15.52%      16.20%   63.38%       63.08%        66.38%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 EQUITY OFFICE PROPERTIES TRUST            6.71%
                 EQUITY RESIDENTIAL                        4.71%
                 SIMON PROPERTY GROUP INC.                 4.47%
                 GENERAL GROWTH PROPERTIES INC.            3.25%
                 PROLOGIS                                  2.94%
                 VORNADO REALTY TRUST                      2.92%
                 PLUM CREEK TIMBER CO. INC.                2.87%
                 ARCHSTONE-SMITH TRUST                     2.82%
                 BOSTON PROPERTIES INC.                    2.56%
                 ISTAR FINANCIAL INC.                      2.28%

The iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 20.38%, while the Index gained 20.93%.

Equity markets rebounded during the reporting period, buoyed by an improving economic climate. In late June, the Federal Reserve Board cut short-term interest rates by 0.25% to the lowest level in 45 years. As the reporting period progressed, Gross Domestic Product ("GDP") growth figures increasingly reflected signs of economic recovery. Second quarter GDP figures were revised several times, ultimately revealing a 3.3% annual growth rate. In October, initial third quarter GDP annual growth was reported at a healthy 7.2%. Corporate earnings also provided cause for optimism. Announcements increasingly showed higher earnings levels and stabilizing earnings expectations. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods.

The real estate sector benefited from the historically low interest rates, which drove a real estate boom. In addition, those companies that operate properties such as shopping centers and public storage units tended to benefit from the improving economic conditions. For the reporting period, the real estate sector was one of the better-performing sectors.

Among the Index's ten largest constituents, all had positive performance during the reporting period. General Growth Properties Inc. (3.06% of the Index as of October 31, 2003) gained 37.54%, and Vornado Realty Trust (3.19% of the Index as of October 31, 2003) returned 33.03%. Public Storage Inc. and Simon Property Group Inc. (respectively 2.81% and 4.77% of the Index as of October 31, 2003) climbed 24.42% and 22.77%. Archstone-Smith Trust (2.81% of the Index as of October 31, 2003) gained 17.11%. The largest constituent at 6.31% of the Index as of October 31, 2003, Equity Office Properties Trust was the weakest performer among the ten largest constituents with a 7.86% gain over the reporting period.

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND
Performance as of 10/31/03

                         AVERAGE ANNUAL TOTAL RETURNS                         CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------------   ---------------------------------
            YEAR ENDED 10/31/03              INCEPTION TO 10/31/03              INCEPTION TO 10/31/03
     --------------------------------   ------------------------------   ---------------------------------
      NAV          MARKET       INDEX    NAV         MARKET      INDEX     NAV         MARKET        INDEX
     34.31%        34.09%       35.00%  14.77%       14.74%      15.20%   46.17%       46.06%        47.57%

"Total returns for the period since inception" are calculated from the inception date of the Fund (1/29/01). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (2/2/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

                 SIMON PROPERTY GROUP INC.                 7.84%
                 EQUITY OFFICE PROPERTIES TRUST            7.64%
                 EQUITY RESIDENTIAL                        7.46%
                 VORNADO REALTY TRUST                      5.28%
                 GENERAL GROWTH PROPERTIES INC.            5.10%
                 PROLOGIS                                  4.95%
                 PUBLIC STORAGE INC.                       4.69%
                 ARCHSTONE-SMITH TRUST                     4.55%
                 KIMCO REALTY CORP.                        4.18%
                 BOSTON PROPERTIES INC.                    4.02%

The iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 21.11%, while the Index returned 21.45%.

Equity markets staged a rebound during the reporting period. Early in the reporting period, the Federal Reserve Board cut short-term interest rates to 1.00%, their lowest level in 45 years, in a continued effort to stimulate the economy. Increasingly, signs indicated that the economy was finally recovering. Gross Domestic Product ("GDP") growth figures for the second quarter were revised upward several times, ultimately showing an annual growth rate of 3.3%. For the third quarter, initial reports revealed an even stronger 7.2% annual GDP growth rate. Corporate earnings announcements were also encouraging, showing both higher earnings levels and stabilizing earnings expectations.

Real estate shares, which had already benefited from lower interest rates in recent reporting periods, continued to perform well as rates dipped lower during the reporting period. In addition, the improving economic conditions translated into increased business for shopping malls, public storage facilities, and other areas that benefited individual constituents of the Index.

All of the Index's ten largest constituents delivered positive returns during the reporting period. General Growth Properties Inc. (5.11% of the Index as of October 31, 2003) was the best performer, gaining 37.54%. Vornado Realty Trust (5.29% of the Index as of October 31, 2003) rose 33.03%. Public Storage Inc. (4.70% of the Index as of October 31, 2003) returned 24.42%. The largest constituent at 7.85% of the Index as of October 31, 2003, Simon Property Group Inc. gained 22.77%. Reflecting the strength of the Index during the reporting period, the weakest performer within the ten largest constituents of the Index was Equity Office Properties Trust (7.65% of the Index as of October 31, 2003), which returned 7.86%.

MANAGERS' DISCUSSION & ANALYSIS                                               11

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.96%
Du Pont (E.I.) de Nemours and Co.                   839,067   $    33,898,307
Dow Chemical Co. (The)                              769,299        28,994,879
Alcoa Inc.                                          713,091        22,512,283
International Paper Co.                             404,431        15,914,360
Newmont Mining Corp.                                307,514        13,462,963
Weyerhaeuser Co.                                    184,925        11,138,033
Praxair Inc.                                        137,223         9,547,976
PPG Industries Inc.                                 143,054         8,247,063
Air Products & Chemicals Inc.                       179,840         8,166,534
Georgia-Pacific Corp.                               189,063         4,968,576
Rohm & Haas Co.                                     121,513         4,775,461
Phelps Dodge Corp./1/                                74,927         4,625,993
Freeport-McMoRan Copper & Gold Inc.                 117,674         4,559,867
MeadWestvaco Corp.                                  169,076         4,382,450
Avery Dennison Corp.                                 82,048         4,314,084
Ecolab Inc.                                         157,481         4,234,664
Nucor Corp.                                          59,538         3,264,469
Engelhard Corp.                                     106,335         3,039,054
Sigma-Aldrich Corp.                                  51,288         2,690,056
International Flavors & Fragrances Inc.              67,761         2,242,889
Eastman Chemical Co.                                 65,002         2,109,965
United States Steel Corp.                            87,120         2,060,388
Lyondell Chemical Co.                               135,471         1,937,235
Bowater Inc.                                         46,509         1,898,962
Valspar Corp. (The)                                  39,262         1,872,797
Louisiana-Pacific Corp./1/                           82,560         1,570,291
Rayonier Inc.                                        35,122         1,476,880
Cabot Corp.                                          51,889         1,447,703
RPM International Inc.                               96,773         1,398,370
Boise Cascade Corp.                                  49,039         1,375,544
Lubrizol Corp.                                       43,306         1,312,172
Cabot Microelectronics Corp./1/                      20,748         1,182,636
Meridian Gold Inc./1/                                83,649         1,065,688
Cytec Industries Inc./1/                             30,417         1,061,857
Airgas Inc.                                          53,544         1,025,368
Minerals Technologies Inc.                           16,974           930,175
Hercules Inc./1/                                     84,538           883,422
Olin Corp.                                           49,082           854,518
Worthington Industries Inc.                          58,529           853,353
Great Lakes Chemical Corp.                           36,826           791,759
FMC Corp./1/                                         27,965           783,300
Potlatch Corp.                                       24,211           756,836
Albemarle Corp.                                      27,932           749,136
Georgia Gulf Corp.                                   27,218           732,164
Ferro Corp.                                          34,181           701,736
IMC Global Inc.                                      87,621           612,471
Fuller (H.B.) Co.                                    23,880           591,746
MacDermid Inc.                                       19,425           580,419
Millennium Chemicals Inc.                            53,678           537,854
Wausau-Mosinee Paper Corp.                           40,827           504,622
Crompton Corp.                                       94,013           503,910
Cambrex Corp.                                        20,516           484,998
Schulman (A.) Inc.                                   24,886           472,585
Allegheny Technologies Inc.                          56,872           435,071
WD-40 Co.                                            13,319           432,202
Carpenter Technology Corp.                           16,712           432,005
OM Group Inc./1/                                     23,939           428,508
Tredegar Corp.                                       19,117           297,843
Cleveland-Cliffs Inc./1/                              8,796           263,880
Stillwater Mining Co./1/                             36,542           255,429
Solutia Inc.                                         87,896           234,682
Caraustar Industries Inc./1/                         23,761           228,343
Wellman Inc.                                         26,696           220,242
RTI International Metals Inc./1/                     17,653           212,013
AK Steel Holding Corp./1/                            85,871           206,090
Pope & Talbot Inc.                                   12,338           176,804
Ryerson Tull Inc.                                    19,407           156,420
TOTAL COMMON STOCKS
 (Cost: $219,707,564)                                             234,080,353

SHORT TERM INVESTMENTS - 19.93%

MONEY MARKET FUNDS - 11.47%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                     18,207,234        18,207,234
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                      6,664,456         6,664,456

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
October 31, 2003

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
BlackRock Temp Cash Money Market Fund/2/            286,620   $       286,620
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/          1,714,120         1,714,120
                                                                   26,872,430

FLOATING RATE NOTES - 4.77%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $   302,930           302,905
  1.08%, 09/15/04/2/                                605,860           605,807
  1.08%, 10/12/04/2/                                302,930           302,902
  1.17%, 08/23/04/2/                                302,930           303,139
CC USA Inc.
  1.06%, 05/24/04/2/                                605,860           605,826
  1.08%, 04/19/04/2/                                266,578           266,572
  1.12%, 07/15/04/2/                                302,930           303,006
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                605,860           605,810
  1.24%, 08/09/04/2/                                151,465           151,448
Five Finance Inc.
  1.09%, 04/15/04/2/                                302,930           302,930
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                605,860           605,860
Holmes Financing PLC
  1.08%, 04/15/04/2/                                121,172           121,172
K2 USA LLC
  1.08%, 08/16/04/2/                                151,465           151,447
  1.08%, 09/27/04/2/                                654,328           654,240
  1.09%, 04/13/04/2/                                302,930           302,923
  1.09%, 05/17/04/2/                                302,930           302,922
Links Finance LLC
  1.08%, 06/28/04/2/                                302,930           302,891
  1.09%, 03/29/04/2/                                302,930           302,930
  1.09%, 05/04/04/2/                                302,930           302,922
  1.10%, 07/20/04/2/                                242,344           242,309
Nationwide Building Society
  1.14%, 07/23/04/2/                                454,395           454,395
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                302,930           302,771
  1.08%, 07/01/04/2/                                302,930           302,880

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
  1.09%, 10/07/04/2/                            $   605,860   $       605,747
  1.11%, 07/20/04/2/                                302,930           302,887
  1.24%, 08/06/04/2/                                151,465           151,454
Tango Finance Corp.
  1.09%, 07/15/04/2/                                181,758           181,716
  1.10%, 07/06/04/2/                                181,758           181,745
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                302,930           302,877
White Pine Finance LLC
  1.08%, 05/17/04/2/                                363,516           363,516
  1.08%, 07/06/04/2/                                363,516           363,492
  1.08%, 08/26/04/2/                                302,930           302,892
  1.09%, 04/20/04/2/                                302,930           302,930
                                                                   11,159,263

TIME DEPOSITS - 1.81%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                605,860           605,860
  1.40%, 10/25/04/2/                                605,860           605,771
Bank of New York
  1.39%, 11/01/04/2/                                605,860           605,800
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                454,395           454,352
  1.42%, 10/29/04/2/                                454,395           454,428
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                454,395           454,331
  1.40%, 10/29/04/2/                                605,860           605,845
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                454,395           454,349
                                                                    4,240,736

COMMERCIAL PAPER - 1.25%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                318,682           318,598
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                302,930           302,832
  1.06%, 11/17/03/2/                                302,930           302,805
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                348,357           348,186

SCHEDULES OF INVESTMENTS                                                      13
iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
--------------------------------------------------------------------------------
Edison Asset Securitization
  1.05%, 11/14/03/2/                           $    302,930   $       302,833
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                266,578           266,492
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                302,930           302,797
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                151,465           151,385
  1.06%, 11/20/03/2/                                151,465           151,389
Prudential Funding LLC
  1.06%, 11/20/03/2/                                302,930           302,778
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                181,758           181,673
                                                                    2,931,768

U.S. GOVERNMENT AGENCY NOTES - 0.63%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                454,395           451,622
  1.28%, 08/19/04/2/                                242,344           239,846
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                787,617           779,468
                                                                    1,470,936
TOTAL SHORT TERM INVESTMENTS
 (Cost: $46,675,133)                                               46,675,133

TOTAL INVESTMENTS IN SECURITIES - 119.89%
 (Cost $266,382,697)                                              280,755,486
OTHER ASSETS, LESS LIABILITIES - (19.89%)                         (46,578,236)
                                                              ---------------
NET ASSETS - 100.00%                                          $   234,177,250
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 100.02%
Wal-Mart Stores Inc.                                252,422   $    14,880,277
Home Depot Inc.                                     220,640         8,179,125
Time Warner Inc./1/                                 404,659         6,187,236
Viacom Inc. Class B                                 141,587         5,645,074
Walt Disney Co. (The)                               190,249         4,307,237
Comcast Corp. Class A/1/                            116,946         3,966,808
Lowe's Companies Inc.                                65,729         3,873,410
Walgreen Co.                                         95,505         3,325,484
Target Corp.                                         76,630         3,045,276
McDonald's Corp.                                    118,215         2,956,557
Comcast Corp. Special Class A/1/                     82,314         2,685,083
Cardinal Health Inc.                                 41,576         2,467,120
Liberty Media Corp. Class A/1/                      230,326         2,323,989
Clear Channel Communications Inc.                    51,986         2,122,069
Gannett Co. Inc.                                     25,149         2,115,282
Ford Motor Company                                  163,187         1,979,458
General Motors Corp.                                 42,778         1,825,337
Kohls Corp./1/                                       27,978         1,568,726
Costco Wholesale Corp./1/                            42,367         1,498,521
Amazon.com Inc./1/                                   26,953         1,466,782
Best Buy Co. Inc./1/                                 24,380         1,421,598
Omnicom Group Inc.                                   17,727         1,414,615
Electronic Arts Inc./1/                              13,733         1,360,116
Harley-Davidson Inc.                                 28,165         1,335,303
Sears, Roebuck and Co.                               24,466         1,287,646
CVS Corp.                                            36,532         1,285,196
Southwest Airlines Co.                               65,712         1,274,813
Carnival Corp.                                       35,737         1,247,579
Staples Inc./1/                                      45,421         1,218,191
McGraw-Hill Companies Inc. (The)                     17,760         1,189,032
General Motors Corp. Class H/1/                      72,168         1,185,720
Bed Bath & Beyond Inc./1/                            27,550         1,163,712
Gap Inc. (The)                                       59,960         1,144,037
Starbucks Corp./1/                                   36,126         1,141,582
International Game Technology Inc.                   31,711         1,038,535
TJX Companies Inc.                                   47,239           991,547
Nike Inc. Class B                                    15,497           990,258
Tribune Co.                                          19,314           947,352
Yum! Brands Inc./1/                                  27,301           932,056
Johnson Controls Inc.                                 8,299           892,391
EchoStar Communications Corp./1/                     22,639           867,526
Federated Department Stores Inc.                     17,281           821,712
Mattel Inc.                                          40,534           784,738
McKesson Corp.                                       25,573           774,095
May Department Stores Co. (The)                      26,916           752,571
Marriott International Inc. Class A                  17,360           749,952
Limited Brands Inc.                                  41,542           731,139
New York Times Co. Class A                           14,002           665,515
Family Dollar Stores Inc.                            15,089           658,031
Univision Communications Inc. Class A/1/             19,156           650,346
Eastman Kodak Co.                                    26,615           650,204
Tiffany & Co.                                        13,472           639,246
Cox Communications Inc. Class A/1/                   18,689           636,734
Dollar General Corp.                                 28,173           633,047
Starwood Hotels & Resorts Worldwide Inc.             18,765           632,943
Penney (J.C.) Co. Inc. (Holding Co.)                 25,338           599,244
Coach Inc./1/                                        16,722           593,129
AmerisourceBergen Corp.                              10,441           592,736
AutoZone Inc./1/                                      5,974           574,101
Centex Corp.                                          5,818           567,255
Hilton Hotels Corp.                                  34,975           554,004
Knight Ridder Inc.                                    7,498           549,753
Interpublic Group of Companies Inc.                  36,174           538,269
Genuine Parts Co.                                    16,240           516,757
D.R. Horton Inc.                                     12,879           512,584
Lennar Corp. Class A                                  5,338           490,295
RadioShack Corp.                                     15,458           463,585
Harrah's Entertainment Inc.                          10,253           446,006
Office Depot Inc./1/                                 28,479           425,191
Pulte Homes Inc.                                      4,750           410,923
Jones Apparel Group Inc.                             11,891           410,240
Delphi Corp.                                         45,853           408,092
Dollar Tree Stores Inc./1/                           10,679           407,724
Whirlpool Corp.                                       5,550           391,109
Harman International Industries Inc.                  2,988           383,062
Leggett & Platt Inc.                                 18,004           376,104
Liz Claiborne Inc.                                   10,122           373,401
Wendy's International Inc.                           10,013           370,982
Mohawk Industries Inc./1/                             4,964           367,932
Lear Corp./1/                                         6,276           364,573

SCHEDULES OF INVESTMENTS                                                      15
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Ross Stores Inc.                                      7,165   $       358,322
AutoNation Inc./1/                                   18,856           352,607
Cablevision Systems Corp./1/                         17,328           350,026
Scripps (E.W.) Co. Class A                            3,682           342,095
VF Corp.                                              7,978           338,666
PETsMART Inc.                                        13,161           337,053
CDW Corp.                                             5,566           334,238
Hasbro Inc.                                          14,334           312,481
Williams-Sonoma Inc./1/                               8,785           310,374
JetBlue Airways Corp./1/                              5,297           305,531
CarMax Inc./1/                                        9,556           301,110
Chico's FAS Inc./1/                                   8,021           301,108
Darden Restaurants Inc.                              14,088           295,144
Michaels Stores Inc.                                  6,215           295,026
Nordstrom Inc.                                        9,409           286,880
Brinker International Inc./1/                         8,973           285,611
Gentex Corp.                                          7,039           274,873
Fastenal Co.                                          6,094           271,000
Royal Caribbean Cruises Ltd.                          9,034           268,400
NVR Inc./1/                                             546           267,212
Outback Steakhouse Inc.                               6,320           265,440
Abercrombie & Fitch Co. Class A/1/                    9,035           257,497
Toys R Us Inc./1/                                    19,673           255,749
NTL Inc./1/                                           4,117           254,142
Henry Schein Inc./1/                                  4,056           251,675
Belo (A.H.) Corp.                                     8,962           244,304
GTECH Holdings Corp.                                  5,435           242,836
KB Home                                               3,532           241,907
Rite Aid Corp./1/                                    41,535           237,996
Brunswick Corp.                                       8,015           237,805
Foot Locker Inc.                                     13,212           236,495
Park Place Entertainment Corp./1/                    24,431           234,538
Lamar Advertising Co./1/                              7,682           232,765
Dana Corp.                                           13,746           223,785
Westwood One Inc./1/                                  7,390           221,183
Krispy Kreme Doughnuts Inc./1/                        5,094           220,672
ARAMARK Corp. Class B/1/                              8,174           218,409
Sirius Satellite Radio Inc./1/                       92,710           217,869
XM Satellite Radio Holdings Inc. Class A/1/          10,659           215,951
O'Reilly Automotive Inc./1/                           4,951           214,329
MGM Grand Inc./1/                                     5,995           212,823
Ryland Group Inc.                                     2,346           208,559
Advance Auto Parts Inc./1/                            2,639           206,423
BorgWarner Inc.                                       2,493           198,418
AMR Corp./1/                                         14,753           195,920
Applebee's International Inc.                         5,221           195,840
Dow Jones & Co. Inc.                                  3,756           195,199
Pier 1 Imports Inc.                                   8,400           194,040
Mandalay Resort Group                                 4,932           193,581
HON Industries Inc.                                   4,437           181,917
M.D.C. Holdings Inc.                                  2,689           181,023
Meredith Corp.                                        3,688           178,942
Cheesecake Factory (The)/1/                           4,402           175,816
CBRL Group Inc.                                       4,496           174,220
Maytag Corp.                                          6,836           173,634
Polaris Industries Inc.                               2,024           173,254
Entercom Communications Corp./1/                      3,689           168,993
Reebok International Ltd.                             4,297           167,368
Circuit City Stores Inc.                             17,495           166,902
Ruby Tuesday Inc.                                     6,098           166,780
BJ's Wholesale Club Inc./1/                           6,433           165,264
Borders Group Inc./1/                                 7,270           164,665
Saks Inc./1/                                         11,696           162,574
Big Lots Inc./1/                                     10,726           160,997
Toll Brothers Inc./1/                                 4,357           160,512
Washington Post Company (The) Class B                   217           160,018
Pacific Sunwear of California Inc./1/                 6,910           159,552
Take-Two Interactive Software Inc./1/                 4,012           158,675
Viacom Inc. Class A                                   3,979           158,523
Herman Miller Inc.                                    6,712           154,175
Zale Corp./1/                                         2,960           153,210
Pixar Inc./1/                                         2,221           152,827
AnnTaylor Stores Corp./1/                             4,130           147,854
Claire's Stores Inc.                                  3,734           144,506
Barnes & Noble Inc./1/                                4,791           142,772
Avid Technology Inc./1/                               2,757           142,647
Lee Enterprises Inc.                                  3,295           138,917
99 Cents Only Stores/1/                               4,656           138,609
Delta Air Lines Inc.                                 10,447           136,020
Readers Digest Association Inc. (The)                 9,218           135,781
Fox Entertainment Group Inc. Class A/1/               4,876           135,065

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Cooper Tire & Rubber Co.                              6,767   $       133,039
Standard-Pacific Corp.                                2,714           129,865
Polo Ralph Lauren Corp.                               4,250           129,200
Valassis Communications Inc./1/                       4,880           126,392
Media General Inc. Class A                            1,906           125,891
Activision Inc./1/                                    8,309           125,383
Hot Topic Inc./1/                                     4,366           125,348
Beazer Homes USA Inc./1/                              1,257           125,071
Donnelley (R.H.) Corp./1/                             2,873           123,223
Neiman-Marcus Group Inc. Class A/1/                   2,588           123,059
Tommy Hilfiger Corp./1/                               8,341           122,529
Linens `N Things Inc./1/                              4,136           122,095
American Greetings Corp. Class A/1/                   5,702           121,624
Hovnanian Enterprises Inc. Class A/1/                 1,482           120,457
American Axle & Manufacturing Holdings Inc./1/        3,480           120,408
Ethan Allen Interiors Inc.                            3,263           120,078
Tractor Supply Co./1/                                 2,858           119,779
McClatchy Co. (The) Class A                           1,815           117,431
Furniture Brands International Inc.                   4,837           117,346
CEC Entertainment Inc./1/                             2,367           115,746
Continental Airlines Inc. Class B/1/                  6,042           115,402
OfficeMax Inc./1/                                    11,864           113,657
Fred's Inc.                                           2,981           112,324
Radio One Inc. Class D/1/                             7,061           112,270
Airtran Holdings Inc./1/                              6,917           112,125
Goodyear Tire & Rubber Co. (The)                     16,273           111,633
International Speedway Corp. Class A                  2,592           110,264
P.F. Chang's China Bistro Inc./1/                     2,205           107,472
ArvinMeritor Inc.                                     6,388           107,255
Extended Stay America Inc./1/                         7,165           105,326
Dillards Inc. Class A                                 6,389           103,310
Panera Bread Co. Class A/1/                           2,548           102,506
Charter Communications Inc. Class A/1/               23,914           102,113
La-Z-Boy Inc.                                         5,020           101,404
Christopher & Banks Corp.                             3,465           101,178
Metro-Goldwyn-Mayer Inc./1/                           6,336           101,123
Emmis Communications Corp./1/                         4,558           101,096
Callaway Golf Co.                                     6,162           100,132
Sonic Corp./1/                                        3,554            98,837
SkyWest Inc.                                          5,343            98,792
DoubleClick Inc./1/                                  11,837            98,602
Harte-Hanks Inc.                                      4,879            96,946
Wiley (John) & Sons Inc. Class A                      3,720            96,720
Men's Wearhouse Inc. (The)/1/                         3,282            96,688
Scholastic Corp./1/                                   3,115            96,347
Bob Evans Farms Inc.                                  3,179            93,971
Timberland Co. Class A/1/                             1,807            93,874
Kellwood Co.                                          2,473            92,416
Gemstar-TV Guide International Inc./1/               19,563            91,750
Pep Boys-Manny, Moe & Jack Inc.                       4,728            90,919
Cost Plus Inc./1/                                     1,981            90,868
FactSet Research Systems Inc.                         2,051            89,506
Station Casinos Inc.                                  2,990            88,953
Quiksilver Inc./1/                                    5,152            88,460
Payless ShoeSource Inc./1/                            6,332            83,772
ADVO Inc.                                             1,817            81,456
Superior Industries International Inc.                1,910            81,175
Hollywood Entertainment Corp./1/                      5,298            80,530
Cox Radio Inc. Class A/1/                             3,591            79,433
Catalina Marketing Corp./1/                           4,381            77,325
American Eagle Outfitters Inc./1/                     4,765            76,192
Hollinger International Inc.                          5,646            75,826
Wolverine World Wide Inc.                             3,640            73,528
Modine Manufacturing Co.                              2,873            73,520
Visteon Corp.                                        11,345            73,289
Priority Healthcare Corp. Class B/1/                  3,375            73,001
IHOP Corp.                                            1,960            72,716
Children's Place Retail Stores Inc. (The)/1/          2,413            72,631
Alaska Air Group Inc./1/                              2,516            72,436
Northwest Airlines Corp./1/                           5,291            72,434
Talbots Inc. (The)                                    2,190            71,985
Winnebago Industries Inc.                             1,221            71,184
Charming Shoppes Inc./1/                             10,744            70,373
Guitar Center Inc./1/                                 2,132            69,397
Aztar Corp./1/                                        3,293            68,758
UnitedGlobalCom Inc. Class A/1/                       9,556            67,656
THQ Inc./1/                                           3,632            64,432
Owens & Minor Inc.                                    3,143            63,929
Fossil Inc./1/                                        2,348            63,396
Longs Drug Stores Corp.                               2,824            63,258
Jack in the Box Inc./1/                               3,348            60,900

SCHEDULES OF INVESTMENTS                                                      17
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Hearst-Argyle Television Inc./1/                     12,485   $        60,162
PSS World Medical Inc./1/                             6,088            56,740
Interactive Data Corp./1/                             3,200            55,040
Ryan's Family Steak Houses Inc./1/                    3,944            54,979
Six Flags Inc./1/                                     8,630            51,090
Russell Corp.                                         2,676            48,917
Lennar Corp. Class B                                    542            47,073
Sinclair Broadcast Group Inc. Class A/1/              4,032            46,932
Nautilus Group Inc. (The)                             2,933            45,784
Steelcase Inc. Class A                                3,743            43,980
WMS Industries Inc./1/                                1,872            43,299
Stride Rite Corp.                                     3,521            42,428
ShopKo Stores Inc./1/                                 2,740            42,415
Atlantic Coast Airlines Holdings Inc./1/              3,831            42,409
Insight Communications Co. Inc./1/                    4,121            39,932
Lone Star Steakhouse & Saloon Inc.                    1,768            38,666
Champion Enterprises Inc./1/                          5,409            38,404
ValueVision Media Inc. Class A/1/                     2,360            38,350
Phillips-Van Heusen Corp.                             2,218            38,017
Cato Corp. Class A                                    1,771            37,368
Prime Hospitality Corp./1/                            3,903            35,517
Genesco Inc./1/                                       2,080            35,048
Fleetwood Enterprises Inc./1/                         3,229            32,548
Papa John's International Inc./1/                     1,208            31,782
Young Broadcasting Inc. Class A/1/                    1,574            31,622
Duane Reade Inc./1/                                   2,142            29,452
Jakks Pacific Inc./1/                                 2,258            29,354
Dress Barn Inc./1/                                    2,092            29,288
Kenneth Cole Productions Class A                        917            27,143
Oakley Inc.                                           2,494            27,060
Triarc Companies Inc. Class B                         2,492            26,565
Unifi Inc./1/                                         5,060            25,249
Interface Inc. Class A/1/                             4,294            23,832
Bally Total Fitness Holding Corp./1/                  3,090            20,579
Tower Automotive Inc./1/                              5,001            19,904
Pinnacle Entertainment Inc./1/                        2,182            19,093
Stein Mart Inc./1/                                    2,529            18,184
Triarc Companies Inc.                                 1,249            13,015
TOTAL COMMON STOCKS (Cost: $156,920,089)                          149,240,854

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.49%

MONEY MARKET FUNDS - 3.74%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                      3,781,033   $     3,781,033
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                      1,382,930         1,382,930
BlackRock Temp Cash Money Market Fund/2/             59,476            59,476
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/            355,694           355,694
                                                                    5,579,133

FLOATING RATE NOTES - 1.55%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $    62,860            62,855
  1.08%, 09/15/04/2/                                125,721           125,710
  1.08%, 10/12/04/2/                                 62,860            62,855
  1.17%, 08/23/04/2/                                 62,860            62,904
CC USA Inc.
  1.06%, 05/24/04/2/                                125,721           125,714
  1.08%, 04/19/04/2/                                 55,317            55,316
  1.12%, 07/15/04/2/                                 62,860            62,876
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                125,721           125,711
  1.24%, 08/09/04/2/                                 31,430            31,427
Five Finance Inc.
  1.09%, 04/15/04/2/                                 62,860            62,860
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                125,721           125,721
Holmes Financing PLC
  1.08%, 04/15/04/2/                                 25,144            25,144
K2 USA LLC
  1.08%, 08/16/04/2/                                 31,430            31,427
  1.08%, 09/27/04/2/                                135,779           135,760
  1.09%, 04/13/04/2/                                 62,860            62,859
  1.09%, 05/17/04/2/                                 62,860            62,859
Links Finance LLC
  1.08%, 06/28/04/2/                                 62,860            62,852

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
  1.09%, 03/29/04/2/                            $    62,860   $        62,860
  1.09%, 05/04/04/2/                                 62,860            62,859
  1.10%, 07/20/04/2/                                 50,288            50,281
Nationwide Building Society
  1.14%, 07/23/04/2/                                 94,291            94,291
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                 62,860            62,827
  1.08%, 07/01/04/2/                                 62,860            62,850
  1.09%, 10/07/04/2/                                125,721           125,698
  1.11%, 07/20/04/2/                                 62,860            62,851
  1.24%, 08/06/04/2/                                 31,430            31,428
Tango Finance Corp.
  1.09%, 07/15/04/2/                                 37,716            37,708
  1.10%, 07/06/04/2/                                 37,716            37,714
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                 62,860            62,850
White Pine Finance LLC
  1.08%, 05/17/04/2/                                 75,433            75,433
  1.08%, 07/06/04/2/                                 75,433            75,428
  1.08%, 08/26/04/2/                                 62,860            62,853
  1.09%, 04/20/04/2/                                 62,860            62,860
                                                                    2,315,641

TIME DEPOSITS - 0.59%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                125,721           125,721
  1.40%, 10/25/04/2/                                125,721           125,702
Bank of New York
  1.39%, 11/01/04/2/                                125,721           125,708
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                 94,291            94,282
  1.42%, 10/29/04/2/                                 94,291            94,298
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                 94,291            94,278
  1.40%, 10/29/04/2/                                125,721           125,718
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                 94,291            94,281
                                                                      879,988

COMMERCIAL PAPER - 0.41%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                 66,129            66,112
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                 62,860            62,840
  1.06%, 11/17/03/2/                                 62,860            62,835
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                 72,287            72,252
Edison Asset Securitization
  1.05%, 11/14/03/2/                                 62,860            62,840
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                 55,317            55,299
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                 62,860            62,833
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                 31,430            31,414
  1.06%, 11/20/03/2/                                 31,430            31,414
Prudential Funding LLC
  1.06%, 11/20/03/2/                                 62,860            62,829
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                 37,716            37,699
                                                                      608,367

U.S. GOVERNMENT AGENCY NOTES - 0.20%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                 94,291            93,715
  1.28%, 08/19/04/2/                                 50,288            49,770
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                163,437           161,747
                                                                      305,232

TOTAL SHORT TERM INVESTMENTS
 (Cost: $9,688,361)                                                 9,688,361

TOTAL INVESTMENTS IN SECURITIES - 106.51%
 (Cost $166,608,450)                                              158,929,215
OTHER ASSETS, LESS LIABILITIES - (6.51%)                           (9,711,462)
                                                              ---------------
NET ASSETS - 100.00%                                          $   149,217,753
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      19

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.91%
Procter & Gamble Co.                                189,152   $    18,591,750
Coca-Cola Co. (The)                                 331,370        15,375,568
Altria Group Inc.                                   296,241        13,775,206
PepsiCo Inc.                                        251,368        12,020,418
Anheuser-Busch Companies Inc.                       122,082         6,013,759
Gillette Co. (The)                                  135,832         4,333,041
Kimberly-Clark Corp.                                 74,446         3,931,493
Colgate-Palmolive Co.                                73,151         3,890,902
eBay Inc./1/                                         62,787         3,512,305
Sysco Corp.                                          95,442         3,212,578
Cendant Corp./1/                                    149,070         3,045,500
InterActiveCorp/1/                                   72,313         2,654,610
Avon Products Inc.                                   34,320         2,332,387
Sara Lee Corp.                                      107,474         2,141,957
General Mills Inc.                                   42,420         1,902,537
ConAgra Foods Inc.                                   78,610         1,874,062
Heinz (H.J.) Co.                                     51,376         1,815,114
Kroger Co./1/                                       100,730         1,761,768
Fortune Brands Inc.                                  21,229         1,383,069
Safeway Inc./1/                                      64,584         1,362,722
Apollo Group Inc. Class A/1/                         20,525         1,303,953
Archer-Daniels-Midland Co.                           86,088         1,235,363
Kraft Foods Inc.                                     40,748         1,185,767
Kellogg Co.                                          34,244         1,134,504
Block (H & R) Inc.                                   23,902         1,125,545
Wrigley (William Jr.) Co.                            19,764         1,114,690
Clorox Co.                                           23,221         1,051,911
Hershey Foods Corp.                                  12,976         1,000,450
Campbell Soup Co.                                    37,203           964,302
Albertson's Inc.                                     46,788           949,329
Newell Rubbermaid Inc.                               40,154           915,511
UST Inc.                                             24,497           833,388
Coca-Cola Enterprises Inc.                           34,765           700,862
Career Education Corp./1/                            12,868           689,081
Dean Foods Co./1/                                    22,687           686,282
Estee Lauder Companies Inc. Class A                  16,507           617,197
R.J. Reynolds Tobacco Holdings Inc.                  12,293           590,433
Black & Decker Corp.                                 11,319           541,161
Pepsi Bottling Group Inc.                            24,151           538,326
Whole Foods Market Inc./1/                            8,670           513,611
ServiceMaster Co. (The)                              42,992           493,118
SUPERVALU Inc.                                       19,514           492,143
Tyson Foods Inc. Class A                             34,040           485,751
Energizer Holdings Inc./1/                           12,229           450,027
Constellation Brands Inc./1/                         13,438           421,550
Stanley Works (The)                                  12,457           415,316
Rent-A-Center Inc./1/                                12,878           402,566
Bunge Ltd.                                           14,465           392,001
Corinthian Colleges Inc./1/                           6,325           391,644
McCormick & Co. Inc.                                 11,742           348,033
Dial Corp. (The)                                     14,059           337,416
ITT Educational Services Inc./1/                      6,539           325,642
Smucker (J.M.) Co. (The)                              7,201           315,188
Hormel Foods Corp.                                   10,838           267,590
Education Management Corp./1/                         4,232           267,378
Smithfield Foods Inc./1/                             12,519           266,154
Del Monte Foods Co./1/                               27,007           256,837
Performance Food Group Co./1/                         6,657           247,973
Alberto-Culver Co. Class A                            3,879           245,890
Brown-Forman Corp. Class B                            2,900           244,702
Regis Corp.                                           6,356           241,655
NBTY Inc./1/                                          8,827           240,536
Alberto-Culver Co. Class B                            3,644           231,030
Snap-On Inc.                                          7,728           226,740
Weight Watchers International Inc./1/                 6,098           225,016
Church & Dwight Co. Inc.                              5,914           220,415
Dreyer's Grand Ice Cream Holdings Inc.                2,825           218,655
DeVry Inc./1/                                         8,899           215,979
Service Corp. International/1/                       44,002           213,410
Coors (Adolf) Company Class B                         3,730           209,066
Scotts Co. (The) Class A/1/                           3,120           180,180
PepsiAmericas Inc.                                   11,601           173,783
Corn Products International Inc.                      5,023           170,229
Lancaster Colony Corp.                                4,180           165,988
United Rentals Inc./1/                                9,417           164,044
Sylvan Learning Systems Inc./1/                       5,770           163,291
Flowers Foods Inc.                                    6,536           155,099
Universal Corp.                                       3,371           146,908
Blyth Inc.                                            4,949           138,473
Loews Corporation - Carolina Group                    5,452           136,573
Sensient Technologies Corp.                           6,497           124,742

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
October 31, 2003

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Ralcorp Holdings Inc./1/                              4,257   $       117,068
Tupperware Corp.                                      7,612           114,561
Tootsie Roll Industries Inc.                          3,305           109,032
Casey's General Store Inc.                            6,859           106,314
American Italian Pasta Co. Class A/1/                 2,646           101,183
Winn-Dixie Stores Inc.                               12,231            98,949
Interstate Bakeries Corp.                             6,544            96,066
Hain Celestial Group Inc./1/                          4,088            86,257
Priceline.com Inc./1/                                 3,054            85,695
Sotheby's Holdings Inc. Class A/1/                    6,633            70,641
International Multifoods Corp./1/                     2,597            57,939
Stewart Enterprises Inc. Class A/1/                  13,023            53,134
Robert Mondavi Corp. (The) Class A/1/                 1,456            51,033
Pre-Paid Legal Services Inc./1/                       1,752            47,584
Roto-Rooter Inc.                                      1,199            42,325
Wild Oats Markets Inc./1/                             3,966            41,167
Stamps.com Inc./1/                                    5,531            32,965
Learning Tree International Inc./1/                   1,186            21,348
TOTAL COMMON STOCKS
 (Cost: $138,157,649)                                             134,984,404

SHORT TERM INVESTMENTS - 6.03%

MONEY MARKET FUNDS - 3.47%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                      3,179,706         3,179,706
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                      1,164,573         1,164,573
BlackRock Temp Cash Money Market Fund/2/             50,085            50,085
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/            299,532           299,532
                                                                    4,693,896

FLOATING RATE NOTES - 1.44%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $    52,935            52,931
  1.08%, 09/15/04/2/                                105,870           105,861
  1.08%, 10/12/04/2/                                 52,935            52,930
  1.17%, 08/23/04/2/                                 52,935            52,972

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
CC USA Inc.
  1.06%, 05/24/04/2/                            $   105,870   $       105,864
  1.08%, 04/19/04/2/                                 46,583            46,582
  1.12%, 07/15/04/2/                                 52,935            52,948
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                105,870           105,862
  1.24%, 08/09/04/2/                                 26,468            26,465
Five Finance Inc.
  1.09%, 04/15/04/2/                                 52,935            52,935
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                105,870           105,870
Holmes Financing PLC
  1.08%, 04/15/04/2/                                 21,174            21,174
K2 USA LLC
  1.08%, 08/16/04/2/                                 26,468            26,464
  1.08%, 09/27/04/2/                                114,340           114,325
  1.09%, 04/13/04/2/                                 52,935            52,935
  1.09%, 05/17/04/2/                                 52,935            52,934
Links Finance LLC
  1.08%, 06/28/04/2/                                 52,935            52,928
  1.09%, 03/29/04/2/                                 52,935            52,935
  1.09%, 05/04/04/2/                                 52,935            52,934
  1.10%, 07/20/04/2/                                 42,348            42,342
Nationwide Building Society
  1.14%, 07/23/04/2/                                 79,403            79,403
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                 52,935            52,907
  1.08%, 07/01/04/2/                                 52,935            52,926
  1.09%, 10/07/04/2/                                105,870           105,851
  1.11%, 07/20/04/2/                                 52,935            52,928
  1.24%, 08/06/04/2/                                 26,468            26,466
Tango Finance Corp.
  1.09%, 07/15/04/2/                                 31,761            31,754
  1.10%, 07/06/04/2/                                 31,761            31,759
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                 52,935            52,926
White Pine Finance LLC
  1.08%, 05/17/04/2/                                 63,522            63,522
  1.08%, 07/06/04/2/                                 63,522            63,518
  1.08%, 08/26/04/2/                                 52,935            52,929
  1.09%, 04/20/04/2/                                 52,935            52,935
                                                                    1,950,015

SCHEDULES OF INVESTMENTS                                                      21
iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
TIME DEPOSITS - 0.55%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                            $   105,870   $       105,870
  1.40%, 10/25/04/2/                                105,870           105,855
Bank of New York
  1.39%, 11/01/04/2/                                105,870           105,860
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                 79,403            79,395
  1.42%, 10/29/04/2/                                 79,403            79,409
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                 79,403            79,392
  1.40%, 10/29/04/2/                                105,870           105,868
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                 79,403            79,395
                                                                      741,044

COMMERCIAL PAPER - 0.38%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                 55,688            55,673
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                 52,935            52,919
  1.06%, 11/17/03/2/                                 52,935            52,913
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                 60,873            60,844
Edison Asset Securitization
  1.05%, 11/14/03/2/                                 52,935            52,918
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                 46,583            46,568
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                 52,935            52,912
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                 26,468            26,454
  1.06%, 11/20/03/2/                                 26,468            26,454
Prudential Funding LLC
  1.06%, 11/20/03/2/                                 52,935            52,909
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                 31,761            31,746
                                                                      512,310

U.S. GOVERNMENT AGENCY NOTES - 0.19%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                 79,403            78,918
  1.28%, 08/19/04/2/                                 42,348            41,911
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                137,631           136,207
                                                                      257,036

TOTAL SHORT TERM INVESTMENTS
 (Cost: $8,154,301)                                                 8,154,301

TOTAL INVESTMENTS IN SECURITIES - 105.94%
 (Cost $146,311,950)                                              143,138,705
OTHER ASSETS, LESS LIABILITIES - (5.94%)                           (8,027,650)
                                                              ---------------
NET ASSETS - 100.00%                                          $   135,111,055
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.81%
Citigroup Inc.                                      449,382   $    21,300,707
American International Group Inc.                   200,304        12,184,492
Bank of America Corp.                               130,849         9,909,195
Wells Fargo & Company                               146,455         8,248,346
JP Morgan Chase & Co.                               177,481         6,371,568
Fannie Mae                                           77,200         5,534,468
Wachovia Corp.                                      116,080         5,324,590
Morgan Stanley                                       86,521         4,747,407
American Express Co.                                 99,682         4,678,076
U.S. Bancorp                                        167,301         4,553,933
Merrill Lynch & Co. Inc.                             74,467         4,408,446
Bank One Corp.                                       98,478         4,180,391
FleetBoston Financial Corp.                          91,640         3,701,340
Washington Mutual Inc.                               80,993         3,543,444
Freddie Mac                                          60,688         3,406,417
Fifth Third Bancorp                                  42,399         2,457,446
Goldman Sachs Group Inc. (The)                       26,113         2,452,011
MBNA Corp.                                           98,918         2,448,221
Allstate Corp. (The)                                 61,454         2,427,433
Bank of New York Co. Inc. (The)                      67,549         2,106,853
Marsh & McLennan Companies Inc.                      44,294         1,893,569
Prudential Financial Inc.                            48,010         1,855,106
BB&T Corp.                                           47,864         1,850,901
National City Corp.                                  53,375         1,743,228
AFLAC Inc.                                           44,835         1,635,581
SLM Corp.                                            39,386         1,542,356
Lehman Brothers Holdings Inc.                        21,186         1,525,392
State Street Corp.                                   29,025         1,519,749
SunTrust Banks Inc.                                  21,093         1,414,708
Hartford Financial Services Group Inc.               24,704         1,356,250
PNC Financial Services Group                         24,478         1,311,286
Countrywide Financial Corp.                          11,903         1,251,243
Progressive Corp. (The)                              16,655         1,229,139
Schwab (Charles) Corp. (The)                         89,522         1,213,918
Capital One Financial Corp.                          19,739         1,200,131
Golden West Financial Corp.                          11,386         1,143,496
Mellon Financial Corp.                               37,605         1,123,261
Chubb Corp.                                          16,404         1,095,951
KeyCorp                                              36,962         1,044,177
Equity Office Properties Trust                       35,204           986,064
SouthTrust Corp.                                     29,748           947,474
Hancock (John) Financial Services Inc.               25,187           890,360
Principal Financial Group Inc.                       28,334           888,271
MetLife Inc.                                         28,054           880,896
ACE Ltd.                                             24,363           877,068
Northern Trust Corp.                                 18,083           839,955
XL Capital Ltd. Class A                              11,963           831,429
M&T Bank Corp.                                        8,096           760,214
St. Paul Companies Inc.                              19,796           754,821
MBIA Inc.                                            12,601           751,146
Comerica Inc.                                        14,155           728,699
AmSouth Bancorp                                      30,667           724,355
Travelers Property Casualty Corp. Class A            44,118           719,123
Travelers Property Casualty Corp. Class B            43,791           716,859
Regions Financial Corp.                              19,371           711,884
Equity Residential                                   23,719           693,781
Bear Stearns Companies Inc. (The)                     8,685           662,231
Ambac Financial Group Inc.                            9,341           660,782
Marshall & Ilsley Corp.                              18,423           659,912
Simon Property Group Inc.                            14,587           657,582
Charter One Financial Inc.                           19,665           628,493
CIT Group Inc.                                       18,445           620,121
Lincoln National Corp.                               15,454           617,078
Synovus Financial Corp.                              22,160           611,616
Jefferson-Pilot Corp.                                12,417           592,788
Franklin Resources Inc.                              12,441           589,952
Union Planters Corp.                                 17,161           570,946
Sovereign Bancorp Inc.                               25,641           533,589
AON Corp.                                            23,807           521,373
North Fork Bancorp Inc.                              13,332           519,681
Cincinnati Financial Corp.                           12,351           505,403
First Tennessee National Corp.                       10,947           496,556
National Commerce Financial Corp.                    17,860           490,614
Zions Bancorporation                                  7,879           482,904
General Growth Properties Inc.                        6,275           480,038
Legg Mason Inc.                                       5,761           479,603
Popular Inc.                                         10,605           477,225
Loews Corp.                                          10,980           472,140
Banknorth Group Inc.                                 14,270           446,936

SCHEDULES OF INVESTMENTS                                                      23
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
SAFECO Corp.                                         12,142   $       445,611
MGIC Investment Corp.                                 8,656           444,139
T. Rowe Price Group Inc.                             10,791           444,050
Torchmark Corp.                                      10,010           439,239
ProLogis                                             14,693           434,031
Radian Group Inc.                                     8,154           431,347
Vornado Realty Trust                                  8,499           429,624
Plum Creek Timber Co. Inc.                           15,946           420,177
Compass Bancshares Inc.                              11,059           417,809
Archstone-Smith Trust                                15,441           412,275
Huntington Bancshares Inc.                           18,815           407,533
Everest Re Group Ltd.                                 4,874           404,298
New York Community Bancorp Inc.                      10,996           398,055
UNUMProvident Corp.                                  23,140           378,802
Boston Properties Inc.                                8,459           374,311
Old Republic International Corp.                      9,899           355,770
Ameritrade Holding Corp./1/                          25,205           343,796
Fidelity National Financial Inc.                     10,966           339,069
iStar Financial Inc.                                  8,818           335,613
Kimco Realty Corp.                                    7,927           330,239
E*TRADE Financial Corp./1/                           31,523           324,687
Duke Realty Corp.                                    11,059           323,808
GreenPoint Financial Corp.                           10,379           323,306
Commerce Bancorp Inc.                                 6,501           314,258
Hibernia Corp. Class A                               13,688           309,212
Rouse Co. (The)                                       7,131           306,633
TCF Financial Corp.                                   5,868           306,192
Mercantile Bankshares Corp.                           7,177           304,089
Public Storage Inc.                                   7,506           300,240
Janus Capital Group Inc.                             21,008           297,053
PMI Group Inc. (The)                                  7,732           295,594
Apartment Investment & Management Co. Class A         7,022           287,200
White Mountains Insurance Group Ltd.                    677           287,048
Providian Financial Corp./1/                         25,350           281,639
Edwards (A.G.) Inc.                                   6,938           280,989
AvalonBay Communities Inc.                            6,105           278,815
Doral Financial Corp.                                 5,439           274,669
RenaissanceRe Holdings Ltd.                           5,824           261,964
Commerce Bancshares Inc.                              5,437           260,324
Health Care Property Investors Inc.                   5,512           257,025
PartnerRe Ltd.                                        4,635           251,541
Associated Bancorp                                    5,995           246,754
Friedman, Billings, Ramsey Group, Inc.
 Class A                                             12,095           240,932
Valley National Bancorp                               8,132           237,861
Liberty Property Trust                                6,530           237,561
UnionBanCal Corp.                                     4,379           237,210
Federated Investors Inc. Class B                      8,487           234,666
Gallagher (Arthur J.) & Co.                           7,933           231,564
Astoria Financial Corp.                               6,438           223,012
Neuberger Berman Inc.                                 5,105           221,302
City National Corp.                                   3,597           216,575
Berkley (W.R.) Corp.                                  6,315           216,541
Host Marriott Corp./1/                               20,624           215,521
AMB Property Corp.                                    7,014           210,350
Hudson City Bancorp Inc.                              6,053           209,071
Bank of Hawaii Corp.                                  5,141           202,555
Developers Diversified Realty Corp.                   7,004           202,416
Fulton Financial Corp.                                9,637           199,004
Investors Financial Services Corp.                    5,613           198,307
New Plan Excel Realty Trust                           8,543           193,926
Wilmington Trust Corp.                                5,755           193,828
Sky Financial Group Inc.                              7,870           191,635
Markel Corp./1/                                         756           190,807
SEI Investment Co.                                    6,520           189,862
Eaton Vance Corp.                                     5,385           187,829
Mack-Cali Realty Corp.                                4,975           187,508
Hospitality Properties Trust                          5,105           187,200
AmeriCredit Corp./1/                                 13,839           185,443
Weingarten Realty Investors                           4,251           183,941
Chelsea Property Group Inc.                           3,727           183,368
Macerich Co. (The)                                    4,557           183,191
Protective Life Corp.                                 5,556           180,403
United Dominion Realty Trust Inc.                    10,231           178,531
People's Bank                                         5,391           176,501
Webster Financial Corp.                               3,943           176,252
Cullen/Frost Bankers Inc.                             4,515           175,001
First American Corp.                                  6,062           173,676
Colonial BancGroup Inc. (The)                        10,691           167,635
Nationwide Financial Services Inc.                    4,908           166,725
Regency Centers Corp.                                 4,496           166,712

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Roslyn Bancorp Inc.                                   6,161   $       165,977
StanCorp Financial Group Inc.                         2,574           162,291
Independence Community Bank Corp.                     4,387           161,222
Federal Realty Investment Trust                       4,240           160,908
FirstMerit Corp.                                      6,209           160,068
Waddell & Reed Financial Inc. Class A                 7,212           159,962
Arden Realty Inc.                                     5,699           159,401
Washington Federal Inc.                               6,002           158,093
Catellus Development Corp.                            7,008           156,068
Thornburg Mortgage Inc.                               5,709           155,570
Pan Pacific Retail Properties Inc.                    3,485           154,560
HCC Insurance Holdings Inc.                           5,289           154,121
BancorpSouth Inc.                                     6,507           152,980
BISYS Group Inc. (The)/1/                            10,380           148,434
Brown & Brown Inc.                                    4,771           145,277
IndyMac Bancorp Inc.                                  4,887           143,678
Westamerica Bancorp                                   2,860           143,172
Raymond James Financial Inc.                          3,472           141,623
Leucadia National Corp.                               3,366           141,372
American Financial Realty Trust                       9,294           141,269
Unitrin Inc.                                          3,803           140,711
Shurgard Storage Centers Inc. Class A                 3,881           140,492
Transatlantic Holdings Inc.                           1,822           139,747
Hudson United Bancorp                                 3,837           139,245
CBL & Associates Properties Inc.                      2,605           138,846
UCBH Holdings Inc.                                    3,875           138,376
CenterPoint Properties Corp.                          1,997           135,696
Annaly Mortgage Management Inc.                       8,252           134,838
CarrAmerica Realty Corp.                              4,472           134,473
Whitney Holding Corp.                                 3,473           131,870
FNB Corp. (Florida)                                   3,988           131,803
Affiliated Managers Group Inc./1/                     1,813           131,442
AmerUs Group Co.                                      3,465           130,804
MONY Group Inc. (The)                                 4,078           130,537
Jefferies Group Inc.                                  4,201           130,231
St. Joe Company (The)                                 3,932           129,913
Ventas Inc.                                           6,943           129,834
Trustmark Corp.                                       4,516           128,571
Mills Corp.                                           3,134           127,867
Knight Trading Group Inc./1/                          9,114           126,138
First Midwest Bancorp Inc.                            4,028           124,465
Healthcare Realty Trust Inc.                          3,682           124,268
BRE Properties Inc. Class A                           3,828           123,836
Camden Property Trust                                 3,103           122,879
Crescent Real Estate Equities Co.                     7,994           122,708
Greater Bay Bancorp                                   4,544           122,506
Allmerica Financial Corp./1/                          4,585           122,099
Realty Income Corp.                                   3,077           121,234
Old National Bancorp                                  5,449           120,968
Health Care REIT Inc.                                 3,641           120,699
IPC Holdings Ltd.                                     3,217           120,477
HRPT Properties Trust                                12,244           114,604
Highwoods Properties Inc.                             4,597           114,006
Park National Corp.                                     962           112,506
New Century Financial Corp.                           3,010           111,611
First Industrial Realty Trust Inc.                    3,379           109,142
Mercury General Corp.                                 2,294           109,034
First Bancorp                                         3,255           108,392
Silicon Valley Bancshares/1/                          3,066           107,617
Trizec Properties Inc.                                7,958           106,239
W Holding Co. Inc.                                    4,553           106,039
Provident Financial Services Inc.                     5,405           105,938
United Bancshares Inc.                                3,501           105,905
SL Green Realty Corp.                                 2,925           105,739
Erie Indemnity Co. Class A                            2,628           105,067
East West Bancorp Inc.                                2,128           104,464
South Financial Group Inc. (The)                      3,994           104,363
American National Insurance Co.                       1,255           104,254
Chittenden Corp.                                      3,171           102,043
Essex Property Trust Inc.                             1,684           100,838
Southwest Bancorp of Texas Inc.                       2,788           100,117
Washington Real Estate Investment Trust               3,377            99,959
Commerce Group Inc.                                   2,492            99,057
Commercial Federal Corp.                              3,796            97,709
Fremont General Corp.                                 5,804            96,521
Citizens Banking Corp.                                3,294            96,317
Cousins Properties Inc.                               3,320            95,450
Pacific Capital Bancorp                               2,801            95,402
Reckson Associates Realty Corp.                       4,272            94,924
Nationwide Health Properties Inc.                     5,044            92,305
MAF Bancorp Inc.                                      2,160            90,547
Home Properties Inc.                                  2,339            90,052

SCHEDULES OF INVESTMENTS                                                      25
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Community First Bankshares Inc.                       3,309   $        89,839
Montpelier Re Holdings Ltd/1/                         2,686            88,960
Total System Services Inc.                            3,221            88,835
Prentiss Properties Trust                             2,917            88,210
Post Properties Inc.                                  3,326            87,806
Staten Island Bancorp Inc.                            4,312            85,938
Susquehanna Bancshares Inc.                           3,415            85,546
Texas Regional Bancshares Inc. Class A                2,346            85,043
TrustCo Bank Corp. NY                                 6,362            83,024
Downey Financial Corp.                                1,772            81,335
First Niagara Financial Group Inc.                    5,666            80,967
Brandywine Realty Trust                               3,179            80,556
Hilb, Rogal & Hamilton Co.                            2,681            80,484
Investment Technology Group Inc./1/                   4,044            80,314
Capital Automotive                                    2,542            79,082
Provident Financial Group Inc.                        2,681            78,955
Ohio Casualty Corp./1/                                5,089            77,862
La Quinta Corp./1/                                   12,509            77,181
Chicago Mercantile Exchange Holdings Inc.             1,134            77,055
Republic Bancorp Inc.                                 5,033            73,079
LNR Property Corp.                                    1,741            71,207
Reinsurance Group of America Inc.                     1,776            70,951
Kilroy Realty Corp.                                   2,428            70,169
Selective Insurance Group Inc.                        2,283            70,088
Colonial Properties Trust                             1,891            69,967
Platinum Underwriters Holdings Ltd.                   2,430            69,838
American Financial Group Inc.                         3,120            69,482
Manufactured Home Communities Inc.                    1,770            67,260
Provident Bankshares Corp.                            2,076            64,418
FirstFed Financial Corp./1/                           1,401            63,045
Net.B@nk Inc.                                         4,323            59,268
Pacific Northwest Bancorp                             1,521            59,076
AMCORE Financial Inc.                                 2,055            55,485
Dime Community Bancshares                             1,974            55,035
CNA Financial Corp./1/                                2,546            54,943
Anchor BanCorp Wisconsin Inc.                         1,997            49,725
Harbor Florida Bancshares Inc.                        1,833            49,344
Glenborough Realty Trust Inc.                         2,460            47,970
Horace Mann Educators Corp.                           3,598            47,674
W.P. Stewart & Co. Ltd.                               2,126            45,603
Sterling Bancshares Inc.                              3,876            44,574

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
PFF Bancorp Inc.                                      1,154   $        43,044
FelCor Lodging Trust Inc.                             4,224            43,043
Safeguard Scientifics Inc./1/                        10,497            39,994
First Sentinel Bancorp Inc.                           2,144            39,986
Koger Equity Inc.                                     1,901            36,822
Bay View Capital Corp./1/                             5,322            32,358
Equity Inns Inc.                                      3,797            32,085
Presidential Life Corp.                               1,985            30,490
LaBranche & Co. Inc.                                  2,551            27,015
Meristar Hospitality Corp./1/                         3,924            26,801
BSB Bancorp Inc.                                        862            26,627
SWS Group Inc.                                        1,180            25,606
OceanFirst Financial Corp.                              828            21,644
TOTAL COMMON STOCKS
 (Cost: $185,378,119)                                             202,927,926

SHORT TERM INVESTMENTS - 4.50%

MONEY MARKET FUNDS - 2.61%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                      3,634,675         3,634,675
Barclays Global Investors Funds Prime Money
 Market Fund, Institutional Shares/2/,/3/         1,291,977         1,291,977
BlackRock Temp Cash Money
 Market Fund/2/                                      55,564            55,564
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                          332,301           332,301
                                                                    5,314,517

FLOATING RATE NOTES - 1.06%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $    58,726            58,721
  1.08%, 09/15/04/2/                                117,452           117,442
  1.08%, 10/12/04/2/                                 58,726            58,721
  1.17%, 08/23/04/2/                                 58,726            58,767
CC USA Inc.
  1.06%, 05/24/04/2/                                117,452           117,446
  1.08%, 04/19/04/2/                                 51,679            51,678
  1.12%, 07/15/04/2/                                 58,726            58,741

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Dorada Finance Inc.
  1.08%, 05/20/04/2/                            $   117,452   $       117,443
  1.24%, 08/09/04/2/                                 29,363            29,360
Five Finance Inc.
  1.09%, 04/15/04/2/                                 58,726            58,726
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                117,452           117,452
Holmes Financing PLC
  1.08%, 04/15/04/2/                                 23,490            23,490
K2 USA LLC
  1.08%, 08/16/04/2/                                 29,363            29,360
  1.08%, 09/27/04/2/                                126,849           126,832
  1.09%, 04/13/04/2/                                 58,726            58,725
  1.09%, 05/17/04/2/                                 58,726            58,725
Links Finance LLC
  1.08%, 06/28/04/2/                                 58,726            58,719
  1.09%, 03/29/04/2/                                 58,726            58,726
  1.09%, 05/04/04/2/                                 58,726            58,725
  1.10%, 07/20/04/2/                                 46,981            46,975
Nationwide Building Society
  1.14%, 07/23/04/2/                                 88,089            88,089
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                 58,726            58,695
  1.08%, 07/01/04/2/                                 58,726            58,717
  1.09%, 10/07/04/2/                                117,452           117,431
  1.11%, 07/20/04/2/                                 58,726            58,718
  1.24%, 08/06/04/2/                                 29,363            29,361
Tango Finance Corp.
  1.09%, 07/15/04/2/                                 35,236            35,228
  1.10%, 07/06/04/2/                                 35,236            35,233
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                 58,726            58,716
White Pine Finance LLC
  1.08%, 05/17/04/2/                                 70,471            70,471
  1.08%, 07/06/04/2/                                 70,471            70,467
  1.08%, 08/26/04/2/                                 58,726            58,719
  1.09%, 04/20/04/2/                                 58,726            58,726
                                                                    2,163,345

TIME DEPOSITS - 0.41%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                117,452           117,452
  1.40%, 10/25/04/2/                                117,452           117,435
Bank of New York
  1.39%, 11/01/04/2/                                117,452           117,441
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                 88,089            88,081
  1.42%, 10/29/04/2/                                 88,089            88,096
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                 88,089            88,077
  1.40%, 10/29/04/2/                                117,452           117,450
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                 88,089            88,081
                                                                      822,113

COMMERCIAL PAPER - 0.28%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                 61,780            61,764
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                 58,726            58,707
  1.06%, 11/17/03/2/                                 58,726            58,702
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                 67,533            67,500
Edison Asset Securitization
  1.05%, 11/14/03/2/                                 58,726            58,708
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                 51,679            51,662
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                 58,726            58,701
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                 29,363            29,348
  1.06%, 11/20/03/2/                                 29,363            29,348
Prudential Funding LLC
  1.06%, 11/20/03/2/                                 58,726            58,697
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                 35,236            35,220
                                                                      568,357

SCHEDULES OF INVESTMENTS                                                      27
iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES - 0.14%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                            $    88,089   $        87,552
  1.28%, 08/19/04/2/                                 46,981            46,497
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                152,688           151,108
                                                                      285,157

TOTAL SHORT TERM INVESTMENTS
 (Cost: $9,153,489)                                                 9,153,489

TOTAL INVESTMENTS IN SECURITIES - 104.31%
 (Cost $194,531,608)                                              212,081,415
OTHER ASSETS, LESS LIABILITIES - (4.31%)                           (8,767,708)
                                                              ---------------
NET ASSETS - 100.00%                                          $   203,313,707
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 100.01%
General Electric Co.                              1,089,805   $    31,615,243
3M Co.                                               97,996         7,728,945
United Technologies Corp.                            61,018         5,167,614
Tyco International Ltd.                             245,305         5,121,968
Boeing Co. (The)                                     97,181         3,740,497
United Parcel Service Inc. Class B                   49,269         3,572,988
First Data Corp.                                     95,924         3,424,487
Caterpillar Inc.                                     43,498         3,187,533
Honeywell International Inc.                        101,607         3,110,190
Emerson Electric Co.                                 54,736         3,106,268
Automatic Data Processing Inc.                       79,220         2,989,763
Illinois Tool Works Inc.                             38,545         2,834,985
FedEx Corp.                                          33,363         2,527,581
Lockheed Martin Corp.                                44,126         2,045,681
Waste Management Inc.                                75,649         1,960,822
General Dynamics Corp.                               22,352         1,870,862
Union Pacific Corp.                                  29,819         1,866,669
Deere & Co.                                          28,521         1,728,943
Northrop Grumman Corp.                               19,237         1,719,788
Masco Corp.                                          58,621         1,612,077
Paychex Inc.                                         40,427         1,573,419
Burlington Northern Santa Fe Corp.                   47,390         1,371,467
Agilent Technologies Inc./1/                         50,964         1,270,023
Raytheon Co.                                         47,596         1,260,342
Ingersoll-Rand Co. Class A                           20,152         1,217,181
Danaher Corp.                                        13,343         1,105,468
PACCAR Inc.                                          12,823         1,012,504
Dover Corp.                                          24,487           955,483
Norfolk Southern Corp.                               46,037           927,646
Moody's Corp.                                        15,738           910,129
Textron Inc.                                         16,908           840,159
Eaton Corp.                                           8,329           834,899
CSX Corp.                                            25,627           815,451
Fiserv Inc./1/                                       22,881           808,157
ITT Industries Inc.                                  10,840           737,012
Parker Hannifin Corp.                                14,037           715,466
Concord EFS Inc./1/                                  65,326           698,335
American Standard Companies Inc./1/                   7,162           685,403
Rockwell Automation Inc.                             21,832           677,884
Sanmina-SCI Corp./1/                                 62,867           663,247
Cintas Corp.                                         14,829           632,605
Cooper Industries Ltd.                               11,162           590,470
Solectron Corp./1/                                   98,856           547,662
Jabil Circuit Inc./1/                                19,354           539,009
Sealed Air Corp./1/                                  10,016           533,152
Sherwin-Williams Co. (The)                           15,618           523,828
Accenture Ltd./1/                                    21,966           514,004
L-3 Communications Holdings Inc./1/                  10,647           497,641
Robert Half International Inc./1/                    20,931           494,181
Diebold Inc.                                          8,634           492,656
Waters Corp./1/                                      15,663           492,288
Vulcan Materials Co.                                 10,873           481,783
SPX Corp./1/                                          9,878           475,329
Expeditors International Washington Inc.             12,427           466,510
Republic Services Inc.                               19,833           461,117
Thermo Electron Corp./1/                             20,661           454,129
American Power Conversion Corp.                      21,236           429,604
Equifax Inc.                                         17,410           425,500
Manpower Inc.                                         9,087           421,637
Pactiv Corp./1/                                      18,973           418,355
Grainger (W.W.) Inc.                                  9,046           414,126
Ball Corp.                                            6,839           384,352
Dun & Bradstreet Corp./1/                             8,185           381,012
Iron Mountain Inc./1/                                 9,957           380,756
Sabre Holdings Corp.                                 17,368           380,533
Ceridian Corp./1/                                    17,544           368,424
CH Robinson Worldwide Inc.                            9,377           367,391
Fluor Corp.                                           9,568           354,781
ChoicePoint Inc./1/                                  10,062           352,572
Donnelley (R.R.) & Sons Co.                          13,531           351,806
Pall Corp.                                           14,807           346,484
Symbol Technologies Inc.                             27,363           341,764
Convergys Corp./1/                                   20,406           327,720
DST Systems Inc./1/                                   8,638           326,689
Vishay Intertechnology Inc./1/                       17,343           325,181
Temple-Inland Inc.                                    5,995           323,910
Smurfit-Stone Container Corp.                        20,532           318,246
Deluxe Corp.                                          7,653           308,952
Goodrich (B.F.) Co.                                  11,044           305,035
Bemis Co.                                             6,369           294,503

SCHEDULES OF INVESTMENTS                                                      29
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Navistar International Corp./1/                       7,156   $       289,317
Tektronix Inc.                                       11,042           283,448
Avnet Inc./1/                                        14,309           277,595
PerkinElmer Inc.                                     15,352           276,490
Donaldson Co. Inc.                                    4,807           275,057
Allied Waste Industries Inc./1/                      24,306           274,172
Garmin Ltd./1/                                        5,470           273,664
ALLETE Inc.                                           8,982           271,346
Viad Corp.                                           10,608           264,988
Jacobs Engineering Group Inc./1/                      5,716           264,765
Certegy Inc.                                          7,722           259,923
Millipore Corp./1/                                    5,837           255,952
Monster Worldwide Inc./1/                            10,020           255,209
Arrow Electronics Inc./1/                            11,905           254,172
Hubbell Inc. Class B                                  5,908           253,099
Packaging Corporation of America/1/                  12,620           248,614
Precision Castparts Corp.                             5,916           243,325
Sonoco Products Co.                                  11,429           243,095
Fair Isaac Corp.                                      3,782           241,216
Pentair Inc.                                          5,863           240,383
Martin Marietta Materials Inc.                        5,857           239,961
Alliant Techsystems Inc./1/                           4,609           238,562
Molex Inc. Class A                                    8,780           232,758
Corporate Executive Board Co. (The)/1/                4,497           229,392
Integrated Circuit Systems Inc./1/                    6,770           227,269
Getty Images Inc./1/                                  5,072           226,718
CheckFree Corp./1/                                    8,005           220,378
Owens-Illinois Inc./1/                               17,604           216,529
Tech Data Corp./1/                                    6,360           209,371
Ryder System Inc.                                     6,952           208,560
Graco Inc.                                            5,470           208,407
Molex Inc.                                            6,555           205,761
CNF Inc.                                              5,861           205,252
Stericycle Inc./1/                                    4,286           197,927
Titan Corp. (The)/1/                                  9,298           196,374
Teleflex Inc.                                         4,149           190,895
Carlisle Companies Inc.                               3,328           190,861
Cummins Inc.                                          4,018           190,453
York International Corp.                              4,752           188,844
Harsco Corp.                                          4,822           184,731
AMETEK Inc.                                           3,900           183,495
Roper Industries Inc.                                 3,694           182,557
Ingram Micro Inc. Class A/1/                         12,100           179,080
Crane Co.                                             6,318           177,536
National Instruments Corp.                            3,960           168,617
Acxiom Corp./1/                                      10,452           166,187
Briggs & Stratton Corp.                               2,526           164,215
AGCO Corp./1/                                         9,022           162,396
Swift Transportation Co. Inc./1/                      7,202           161,541
AptarGroup Inc.                                       4,169           149,250
United Stationers Inc./1/                             3,971           147,761
Tetra Tech Inc./1/                                    6,374           143,288
Alexander & Baldwin Inc.                              4,604           142,770
KEMET Corp./1/                                       10,590           140,317
Varian Inc./1/                                        3,911           140,053
Benchmark Electronics Inc./1/                         2,850           138,852
Landstar System Inc./1/                               1,884           137,607
Hunt (J.B.) Transport Services Inc./1/                5,356           135,935
Flowserve Corp./1/                                    6,641           135,875
Arbitron Inc./1/                                      3,439           135,840
Trinity Industries Inc.                               5,322           135,445
Kennametal Inc.                                       3,646           134,464
Brink's Co. (The)                                     6,562           131,568
Global Payments Inc.                                  3,131           130,406
Dycom Industries Inc./1/                              5,841           126,224
Cognex Corp.                                          4,670           125,389
Mueller Industries Inc./1/                            3,966           125,167
Thomas & Betts Corp./1/                               7,020           124,956
Werner Enterprises Inc.                               6,922           124,873
Lafarge North America Inc.                            3,435           124,003
Terex Corp./1/                                        5,398           121,779
Crown Holdings Inc./1/                               15,286           120,759
Macrovision Corp./1/                                  5,385           118,308
Yellow Corp./1/                                       3,434           112,807
MPS Group Inc./1/                                    11,777           112,470
Acuity Brands Inc.                                    5,124           110,166
Banta Corp.                                           2,870           109,806
Copart Inc./1/                                        8,765           109,300
NDCHealth Corp.                                       4,106           108,357
Dionex Corp./1/                                       2,533           107,754
MSC Industrial Direct Co. Inc. Class A                4,549           107,584
Timken Co. (The)                                      6,373           106,939

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Waste Connections Inc./1/                             2,936   $       101,820
USF Corp.                                             3,180           101,506
Hughes Supply Inc.                                    2,600           100,490
Technitrol Inc./1/                                    4,491            97,904
AVX Corp.                                             6,487            95,359
Albany International Corp. Class A                    3,065            94,708
GATX Corp.                                            4,150            93,333
eFunds Corp./1/                                       5,772            92,410
Kansas City Southern Industries Inc./1/               6,825            90,295
Plexus Corp./1/                                       5,143            88,922
Orbotech Ltd./1/                                      3,718            88,303
Nordson Corp.                                         3,132            86,788
Kaydon Corp.                                          3,520            83,670
Granite Construction Inc.                             4,036            80,680
Electro Scientific Industries Inc./1/                 3,263            80,139
Overseas Shipholding Group Inc.                       2,913            79,408
Photon Dynamics Inc./1/                               2,027            76,661
Coherent Inc./1/                                      3,328            76,544
Monaco Coach Corp./1/                                 3,114            75,016
G&K Services Inc. Class A                             2,268            74,844
Veeco Instruments Inc./1/                             2,924            74,094
Roadway Corp.                                         1,442            73,903
EGL Inc./1/                                           4,492            73,265
Mykrolis Corp./1/                                     4,930            72,717
Newport Corp./1/                                      4,611            72,669
Checkpoint Systems Inc./1/                            3,758            70,801
Littelfuse Inc./1/                                    2,653            70,570
CSG Systems International Inc./1/                     6,122            70,342
GrafTech International Ltd./1/                        6,769            70,330
Power-One Inc./1/                                     7,607            68,919
FuelCell Energy Inc./1/                               4,482            68,395
Aeroflex Inc./1/                                      7,271            67,475
NCO Group Inc./1/                                     2,798            66,592
EMCOR Group Inc./1/                                   1,744            65,731
Texas Industries Inc.                                 2,410            65,480
Jacuzzi Brands Inc./1/                                9,104            64,183
Shaw Group Inc. (The)/1/                              4,673            63,786
C&D Technologies Inc.                                 3,133            62,441
Manitowoc Co. Inc. (The)                              2,870            62,279
Regal-Beloit Corp.                                    2,923            59,483
Spherion Corp./1/                                     6,488            56,446
Helix Technology Corp.                                3,116            55,932
Bowne & Co. Inc.                                      3,711            55,665
Arkansas Best Corp.                                   1,678            55,559
Esterline Technologies Corp./1/                       2,462            54,533
Stewart & Stevenson Services Inc.                     3,172            53,036
Ionics Inc./1/                                        1,832            52,194
Quanta Services Inc./1/                               6,293            51,477
Park Electrochemical Corp.                            2,024            49,588
Navigant Consulting Co./1/                            2,788            45,807
CTS Corp.                                             3,964            43,881
Insituform Technologies Inc. Class A/1/               3,044            43,529
Wabash National Corp./1/                              1,880            43,372
ElkCorp                                               1,703            43,256
Methode Electronics Inc. Class A                      3,303            39,339
Agilysys Inc.                                         3,763            38,684
Artesyn Technologies Inc./1/                          4,673            38,459
TeleTech Holdings Inc./1/                             4,758            31,308
Forrester Research Inc./1/                            1,812            30,895
FreeMarkets Inc./1/                                   4,746            29,710
Anaren Inc./1/                                        2,067            29,248
SCS Transportation Inc./1/                            1,700            25,517
AAR Corp./1/                                          2,134            23,261
PRG-Schultz International Inc./1/                     4,872            23,142
MedQuist Inc./1/                                      1,366            22,771
Hudson Highland Group Inc./1/                           761            16,765
Presstek Inc./1/                                      1,938            14,942
TOTAL COMMON STOCKS
 (Cost: $152,409,710)                                             146,225,376

SHORT TERM INVESTMENTS - 5.51%

MONEY MARKET FUNDS - 3.17%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                      3,134,887   $     3,134,887
Barclays Global Investors Funds Prime Money
 Market Fund, Institutional Shares/2/,/3/         1,151,177         1,151,177
BlackRock Temp Cash Money Market Fund/2/             49,509            49,509

SCHEDULES OF INVESTMENTS                                                      31
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
October 31, 2003

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/            296,087   $       296,087
                                                                    4,631,660

FLOATING RATE NOTES - 1.32%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $    52,326            52,322
  1.08%, 09/15/04/2/                                104,652           104,643
  1.08%, 10/12/04/2/                                 52,326            52,321
  1.17%, 08/23/04/2/                                 52,326            52,362
CC USA Inc.
  1.06%, 05/24/04/2/                                104,652           104,647
  1.08%, 04/19/04/2/                                 46,047            46,046
  1.12%, 07/15/04/2/                                 52,326            52,339
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                104,652           104,644
  1.24%, 08/09/04/2/                                 26,163            26,160
Five Finance Inc.
  1.09%, 04/15/04/2/                                 52,326            52,326
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                104,652           104,652
Holmes Financing PLC
  1.08%, 04/15/04/2/                                 20,930            20,930
K2 USA LLC
  1.08%, 08/16/04/2/                                 26,163            26,160
  1.08%, 09/27/04/2/                                113,025           113,009
  1.09%, 04/13/04/2/                                 52,326            52,325
  1.09%, 05/17/04/2/                                 52,326            52,325
Links Finance LLC
  1.08%, 06/28/04/2/                                 52,326            52,319
  1.09%, 03/29/04/2/                                 52,326            52,326
  1.09%, 05/04/04/2/                                 52,326            52,325
  1.10%, 07/20/04/2/                                 41,861            41,855
Nationwide Building Society
  1.14%, 07/23/04/2/                                 78,489            78,489
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                 52,326            52,299
  1.08%, 07/01/04/2/                                 52,326            52,318
  1.09%, 10/07/04/2/                                104,652           104,633
  1.11%, 07/20/04/2/                                 52,326            52,319
  1.24%, 08/06/04/2/                                 26,163            26,161

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Tango Finance Corp.
  1.09%, 07/15/04/2/                            $    31,396   $        31,388
  1.10%, 07/06/04/2/                                 31,396            31,394
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                 52,326            52,317
White Pine Finance LLC
  1.08%, 05/17/04/2/                                 62,791            62,791
  1.08%, 07/06/04/2/                                 62,791            62,787
  1.08%, 08/26/04/2/                                 52,326            52,320
  1.09%, 04/20/04/2/                                 52,326            52,326
                                                                    1,927,578

TIME DEPOSITS - 0.50%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                104,652           104,652
  1.40%, 10/25/04/2/                                104,652           104,637
Bank of New York
  1.39%, 11/01/04/2/                                104,652           104,642
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                 78,489            78,482
  1.42%, 10/29/04/2/                                 78,489            78,495
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                 78,489            78,478
  1.40%, 10/29/04/2/                                104,652           104,650
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                 78,489            78,482
                                                                      732,518

COMMERCIAL PAPER - 0.35%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                 55,047            55,033
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                 52,326            52,309
  1.06%, 11/17/03/2/                                 52,326            52,305
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                 60,173            60,144
Edison Asset Securitization
  1.05%, 11/14/03/2/                                 52,326            52,309
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                 46,047            46,032

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                            $    52,326   $        52,303
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                 26,163            26,149
  1.06%, 11/20/03/2/                                 26,163            26,150
Prudential Funding LLC
  1.06%, 11/20/03/2/                                 52,326            52,300
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                 31,396            31,381
                                                                      506,415

U.S. GOVERNMENT AGENCY NOTES - 0.17%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                 78,489            78,010
  1.28%, 08/19/04/2/                                 41,861            41,429
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                136,048           134,640
                                                                      254,079

TOTAL SHORT TERM INVESTMENTS
 (Cost: $8,052,250)                                                 8,052,250

TOTAL INVESTMENTS IN SECURITIES - 105.52%
 (Cost $160,461,960)                                              154,277,626
OTHER ASSETS, LESS LIABILITIES - (5.52%)                           (8,074,385)
                                                              ---------------
NET ASSETS - 100.00%                                          $   146,203,241
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      33

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.82%
Citigroup Inc.                                      272,539   $    12,918,349
Bank of America Corp.                                79,355         6,009,554
Wells Fargo & Company                                88,817         5,002,173
JP Morgan Chase & Co.                               107,632         3,863,989
Fannie Mae                                           46,848         3,358,533
Wachovia Corp.                                       70,395         3,229,019
Morgan Stanley                                       52,503         2,880,840
American Express Co.                                 60,450         2,836,918
U.S. Bancorp                                        101,521         2,763,402
Merrill Lynch & Co. Inc.                             45,189         2,675,189
Bank One Corp.                                       59,757         2,536,685
FleetBoston Financial Corp.                          55,564         2,244,230
Washington Mutual Inc.                               49,112         2,148,650
Freddie Mac                                          36,801         2,065,640
Fifth Third Bancorp                                  25,691         1,489,050
Goldman Sachs Group Inc. (The)                       15,822         1,485,686
MBNA Corp.                                           59,940         1,483,515
Bank of New York Co. Inc. (The)                      40,928         1,276,544
BB&T Corp.                                           29,055         1,123,557
National City Corp.                                  32,421         1,058,870
SLM Corp.                                            23,908           936,237
Lehman Brothers Holdings Inc.                        12,839           924,408
State Street Corp.                                   17,599           921,484
SunTrust Banks Inc.                                  12,792           857,959
PNC Financial Services Group                         14,856           795,836
Countrywide Financial Corp.                           7,214           758,336
Schwab (Charles) Corp. (The)                         54,153           734,315
Capital One Financial Corp.                          11,977           728,202
Golden West Financial Corp.                           6,899           692,867
Mellon Financial Corp.                               22,819           681,604
KeyCorp                                              22,395           632,659
SouthTrust Corp.                                     18,052           574,956
Hancock (John) Financial Services Inc.               15,258           539,370
Principal Financial Group Inc.                       17,174           538,405
Northern Trust Corp.                                 10,959           509,046
M&T Bank Corp.                                        4,915           461,518
Comerica Inc.                                         8,594           442,419
AmSouth Bancorp                                      18,562           438,434
Regions Financial Corp.                              11,720           430,710
Bear Stearns Companies Inc. (The)                     5,251           400,389
Marshall & Ilsley Corp.                              11,145           399,214
Charter One Financial Inc.                           11,947           381,826
CIT Group Inc.                                       11,218           377,149
Synovus Financial Corp.                              13,452           371,275
Franklin Resources Inc.                               7,525           356,835
Union Planters Corp.                                 10,410           346,341
Sovereign Bancorp Inc.                               15,520           322,971
North Fork Bancorp Inc.                               8,037           313,282
First Tennessee National Corp.                        6,656           301,916
National Commerce Financial Corp.                    10,850           298,049
Zions Bancorporation                                  4,782           293,089
Popular Inc.                                          6,437           289,665
Legg Mason Inc.                                       3,471           288,961
Banknorth Group Inc.                                  8,649           270,887
T. Rowe Price Group Inc.                              6,551           269,574
Compass Bancshares Inc.                               6,684           252,521
Huntington Bancshares Inc.                           11,448           247,964
New York Community Bancorp Inc.                       6,622           239,716
Ameritrade Holding Corp./1/                          15,151           206,660
E*TRADE Financial Corp./1/                           19,247           198,244
GreenPoint Financial Corp.                            6,306           196,432
Commerce Bancorp Inc.                                 3,985           192,635
Hibernia Corp. Class A                                8,361           188,875
TCF Financial Corp.                                   3,598           187,744
Mercantile Bankshares Corp.                           4,371           185,199
Janus Capital Group Inc.                             12,626           178,532
Edwards (A.G.) Inc.                                   4,237           171,598
Providian Financial Corp./1/                         15,280           169,761
Doral Financial Corp.                                 3,286           165,943
Commerce Bancshares Inc.                              3,269           156,520
Associated Bancorp                                    3,621           149,040
Valley National Bancorp                               4,928           144,144
UnionBanCal Corp.                                     2,645           143,280
Federated Investors Inc. Class B                      5,115           141,430
Neuberger Berman Inc.                                 3,133           135,816
Astoria Financial Corp.                               3,842           133,087
City National Corp.                                   2,183           131,438
Hudson City Bancorp Inc.                              3,705           127,971
Bank of Hawaii Corp.                                  3,107           122,416
Investors Financial Services Corp.                    3,404           120,263
Fulton Financial Corp.                                5,787           119,502

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
Sky Financial Group Inc.                              4,814   $       117,221
Wilmington Trust Corp.                                3,442           115,927
SEI Investment Co.                                    3,909           113,830
Eaton Vance Corp.                                     3,238           112,941
AmeriCredit Corp./1/                                  8,331           111,635
Webster Financial Corp.                               2,392           106,922
People's Bank                                         3,246           106,274
Cullen/Frost Bankers Inc.                             2,719           105,388
Colonial BancGroup Inc. (The)                         6,558           102,829
Roslyn Bancorp Inc.                                   3,688            99,355
FirstMerit Corp.                                      3,822            98,531
Independence Community Bank Corp.                     2,645            97,204
Waddell & Reed Financial Inc. Class A                 4,336            96,172
Washington Federal Inc.                               3,640            95,878
BancorpSouth Inc.                                     3,929            92,371
BISYS Group Inc. (The)/1/                             6,303            90,133
Westamerica Bancorp                                   1,765            88,356
Hudson United Bancorp                                 2,382            86,443
IndyMac Bancorp Inc.                                  2,924            85,966
UCBH Holdings Inc.                                    2,399            85,668
Raymond James Financial Inc.                          2,063            84,150
FNB Corp. (Florida)                                   2,439            80,609
Whitney Holding Corp.                                 2,122            80,572
Affiliated Managers Group Inc./1/                     1,100            79,750
Trustmark Corp.                                       2,789            79,403
Jefferies Group Inc.                                  2,546            78,926
Knight Trading Group Inc./1/                          5,676            78,556
First Midwest Bancorp Inc.                            2,491            76,972
Greater Bay Bancorp                                   2,785            75,084
Old National Bancorp                                  3,364            74,681
Park National Corp.                                     594            69,468
New Century Financial Corp.                           1,869            69,303
South Financial Group Inc. (The)                      2,495            65,194
First Bancorp                                         1,956            65,135
Silicon Valley Bancshares/1/                          1,854            65,075
W Holding Co. Inc.                                    2,742            63,861
Provident Financial Services Inc.                     3,247            63,641
East West Bancorp Inc.                                1,282            62,933
Chittenden Corp.                                      1,954            62,880
United Bancshares Inc.                                2,065            62,466
Commercial Federal Corp.                              2,373            61,081
Southwest Bancorp of Texas Inc.                       1,694            60,832
Pacific Capital Bancorp                               1,747            59,503
Citizens Banking Corp.                                1,937            56,638
Fremont General Corp.                                 3,377            56,159
Total System Services Inc.                            2,023            55,794
MAF Bancorp Inc.                                      1,301            54,538
Community First Bankshares Inc.                       2,000            54,300
Susquehanna Bancshares Inc.                           2,072            51,904
Texas Regional Bancshares Inc. Class A                1,418            51,402
Staten Island Bancorp Inc.                            2,539            50,602
Downey Financial Corp.                                1,099            50,444
TrustCo Bank Corp. NY                                 3,859            50,360
Investment Technology Group Inc./1/                   2,483            49,312
First Niagara Financial Group Inc.                    3,438            49,129
Provident Financial Group Inc.                        1,646            48,475
Chicago Mercantile Exchange Holdings Inc.               679            46,138
Republic Bancorp Inc.                                 3,100            45,012
Provident Bankshares Corp.                            1,318            40,898
FirstFed Financial Corp./1/                             829            37,305
Net.B@nk Inc.                                         2,589            35,495
Pacific Northwest Bancorp                               904            35,111
Dime Community Bancshares                             1,184            33,010
Harbor Florida Bancshares Inc.                        1,188            31,981
AMCORE Financial Inc.                                 1,180            31,860
Anchor BanCorp Wisconsin Inc.                         1,197            29,805
W.P. Stewart & Co. Ltd.                               1,367            29,322
Sterling Bancshares Inc.                              2,384            27,416
First Sentinel Bancorp Inc.                           1,411            26,315
PFF Bancorp Inc.                                        690            25,737
Safeguard Scientifics Inc./1/                         6,527            24,868
Bay View Capital Corp./1/                             3,235            19,669
LaBranche & Co. Inc.                                  1,459            15,451
SWS Group Inc.                                          685            14,864
BSB Bancorp Inc.                                        471            14,549
OceanFirst Financial Corp.                              508            13,279
TOTAL COMMON STOCKS
 (Cost: $79,835,891)                                               89,623,573

SCHEDULES OF INVESTMENTS                                                      35
iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
October 31, 2003

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.09%

MONEY MARKET FUNDS - 2.97%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                      1,829,947   $     1,829,947
Barclays Global Investors Funds Prime Money
 Market Fund, Institutional Shares/2/,/3/           640,941           640,941
BlackRock Temp Cash Money Market Fund/2/             27,565            27,565
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                          164,852           164,852
                                                                    2,663,305

FLOATING RATE NOTES - 1.20%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $    29,134            29,131
  1.08%, 09/15/04/2/                                 58,267            58,262
  1.08%, 10/12/04/2/                                 29,134            29,131
  1.17%, 08/23/04/2/                                 29,134            29,154
CC USA Inc.
  1.06%, 05/24/04/2/                                 58,267            58,264
  1.08%, 04/19/04/2/                                 25,638            25,637
  1.12%, 07/15/04/2/                                 29,134            29,141
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                 58,267            58,263
  1.24%, 08/09/04/2/                                 14,567            14,565
Five Finance Inc.
  1.09%, 04/15/04/2/                                 29,134            29,134
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                 58,267            58,267
Holmes Financing PLC
  1.08%, 04/15/04/2/                                 11,653            11,653
K2 USA LLC
  1.08%, 08/16/04/2/                                 14,567            14,565
  1.08%, 09/27/04/2/                                 62,929            62,920
  1.09%, 04/13/04/2/                                 29,134            29,133
  1.09%, 05/17/04/2/                                 29,134            29,133

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Links Finance LLC
  1.08%, 06/28/04/2/                            $    29,134   $        29,130
  1.09%, 03/29/04/2/                                 29,134            29,134
  1.09%, 05/04/04/2/                                 29,134            29,133
  1.10%, 07/20/04/2/                                 23,307            23,304
Nationwide Building Society
  1.14%, 07/23/04/2/                                 43,700            43,700
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                 29,134            29,118
  1.08%, 07/01/04/2/                                 29,134            29,129
  1.09%, 10/07/04/2/                                 58,267            58,257
  1.11%, 07/20/04/2/                                 29,134            29,130
  1.24%, 08/06/04/2/                                 14,567            14,566
Tango Finance Corp.
  1.09%, 07/15/04/2/                                 17,480            17,476
  1.10%, 07/06/04/2/                                 17,480            17,479
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                 29,134            29,129
White Pine Finance LLC
  1.08%, 05/17/04/2/                                 34,960            34,960
  1.08%, 07/06/04/2/                                 34,960            34,958
  1.08%, 08/26/04/2/                                 29,134            29,130
  1.09%, 04/20/04/2/                                 29,134            29,134
                                                                    1,073,220

TIME DEPOSITS - 0.45%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                 58,267            58,267
  1.40%, 10/25/04/2/                                 58,267            58,259
Bank of New York
  1.39%, 11/01/04/2/                                 58,267            58,262
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                 43,700            43,696
  1.42%, 10/29/04/2/                                 43,700            43,704
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                 43,700            43,695
  1.40%, 10/29/04/2/                                 58,267            58,266
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                 43,700            43,696
                                                                      407,845

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 0.31%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                            $    30,649   $        30,640
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                 29,134            29,124
  1.06%, 11/17/03/2/                                 29,134            29,122
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                 33,503            33,486
Edison Asset Securitization
  1.05%, 11/14/03/2/                                 29,134            29,124
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                 25,638            25,629
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                 29,134            29,121
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                 14,567            14,559
  1.06%, 11/20/03/2/                                 14,567            14,560
Prudential Funding LLC
  1.06%, 11/20/03/2/                                 29,134            29,119
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                 17,480            17,472
                                                                      281,956

U.S. GOVERNMENT AGENCY NOTES - 0.16%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                 43,700            43,434
  1.28%, 08/19/04/2/                                 23,307            23,067
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                 75,748            74,964
                                                                      141,465
TOTAL SHORT TERM INVESTMENTS
 (Cost: $4,567,791)                                                 4,567,791
TOTAL INVESTMENTS IN SECURITIES - 104.91%
 (Cost $84,403,682)                                                94,191,364
OTHER ASSETS, LESS LIABILITIES - (4.91%)                           (4,404,619)
                                                              ---------------
NET ASSETS - 100.00%                                          $    89,786,745
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      37

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.56%
Equity Office Properties Trust                      793,073   $    22,213,975
Equity Residential                                  533,348        15,600,429
Simon Property Group Inc.                           327,903        14,781,867
General Growth Properties Inc.                      140,790        10,770,435
ProLogis                                            329,697         9,739,249
Vornado Realty Trust                                190,986         9,654,342
Plum Creek Timber Co. Inc.                          360,390         9,496,277
Archstone-Smith Trust                               349,225         9,324,308
Boston Properties Inc.                              191,724         8,483,787
iStar Financial Inc.                                197,966         7,534,586
Kimco Realty Corp.                                  179,780         7,489,635
Duke Realty Corp.                                   250,620         7,338,154
Rouse Co. (The)                                     159,651         6,864,993
Public Storage Inc.                                 168,523         6,740,920
Apartment Investment & Management Co. Class A       159,406         6,519,706
AvalonBay Communities Inc.                          138,545         6,327,350
Health Care Property Investors Inc.                 124,801         5,819,471
Friedman, Billings, Ramsey Group, Inc.
 Class A                                            269,760         5,373,619
Liberty Property Trust                              146,744         5,338,547
Host Marriott Corp./1/                              460,844         4,815,820
AMB Property Corp.                                  159,300         4,777,407
Developers Diversified Realty Corp.                 159,057         4,596,747
New Plan Excel Realty Trust                         190,619         4,327,051
Mack-Cali Realty Corp.                              113,058         4,261,156
Hospitality Properties Trust                        114,306         4,191,601
Chelsea Property Group Inc.                          84,748         4,169,602
Macerich Co. (The)                                  103,497         4,160,579
Weingarten Realty Investors                          94,811         4,102,472
United Dominion Realty Trust Inc.                   228,338         3,984,498
Regency Centers Corp.                               102,305         3,793,469
Federal Realty Investment Trust                      96,522         3,663,010
Arden Realty Inc.                                   127,689         3,571,461
Catellus Development Corp.                          159,549         3,553,156
Thornburg Mortgage Inc.                             129,993         3,542,309
Pan Pacific Retail Properties Inc.                   79,044         3,505,601
American Financial Realty Trust                     212,126         3,224,315
Shurgard Storage Centers Inc. Class A                88,483         3,203,085
CBL & Associates Properties Inc.                     59,414         3,166,766
CenterPoint Properties Corp.                         45,377         3,083,367
CarrAmerica Realty Corp.                            101,814         3,061,547
Annaly Mortgage Management Inc.                     184,974         3,022,475
St. Joe Company (The)                                88,796         2,933,820
Ventas Inc.                                         155,580         2,909,346
Mills Corp.                                          69,527         2,836,702
Crescent Real Estate Equities Co.                   182,480         2,801,068
Healthcare Realty Trust Inc.                         82,684         2,790,585
BRE Properties Inc. Class A                          85,488         2,765,537
Health Care REIT Inc.                                83,367         2,763,616
Camden Property Trust                                68,872         2,727,331
Realty Income Corp.                                  68,625         2,703,825
HRPT Properties Trust                               280,340         2,623,982
Highwoods Properties Inc.                           105,253         2,610,274
First Industrial Realty Trust Inc.                   77,378         2,499,309
SL Green Realty Corp.                                66,019         2,386,587
Trizec Properties Inc.                              177,544         2,370,212
Washington Real Estate Investment Trust              77,319         2,288,642
Essex Property Trust Inc.                            37,838         2,265,740
Cousins Properties Inc.                              76,178         2,190,118
Nationwide Health Properties Inc.                   115,726         2,117,786
Reckson Associates Realty Corp.                      94,673         2,103,634
Home Properties Inc.                                 53,620         2,064,370
Prentiss Properties Trust                            66,504         2,011,081
Post Properties Inc.                                 74,522         1,967,381
Brandywine Realty Trust                              73,286         1,857,067
Capital Automotive                                   56,070         1,744,338
La Quinta Corp./1/                                  274,272         1,692,258
Colonial Properties Trust                            43,613         1,613,681
LNR Property Corp.                                   39,080         1,598,372
Kilroy Realty Corp.                                  54,064         1,562,450
Manufactured Home Communities Inc.                   40,398         1,535,124
Glenborough Realty Trust Inc.                        54,569         1,064,096
FelCor Lodging Trust Inc.                            91,367           931,030
Koger Equity Inc.                                    41,757           808,833
Equity Inns Inc.                                     79,907           675,214
Meristar Hospitality Corp./1/                        83,304           568,966
TOTAL COMMON STOCKS
 (Cost: $300,632,617)                                             329,571,519

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
October 31, 2003

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.85%

MONEY MARKET FUNDS - 6.86%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                     15,497,795   $    15,497,795
Barclays Global Investors Funds Prime Money
 Market Fund, Institutional Shares/2/,/3/         5,560,312         5,560,312
BlackRock Temp Cash Money Market Fund/2/            239,133           239,133
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                        1,430,131         1,430,131
                                                                   22,727,371

FLOATING RATE NOTES - 2.81%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $   252,741           252,721
  1.08%, 09/15/04/2/                                505,483           505,439
  1.08%, 10/12/04/2/                                252,741           252,718
  1.17%, 08/23/04/2/                                252,741           252,916
CC USA Inc.
  1.06%, 05/24/04/2/                                505,483           505,455
  1.08%, 04/19/04/2/                                222,412           222,407
  1.12%, 07/15/04/2/                                252,741           252,805
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                505,483           505,442
  1.24%, 08/09/04/2/                                126,371           126,356
Five Finance Inc.
  1.09%, 04/15/04/2/                                252,741           252,741
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                505,483           505,483
Holmes Financing PLC
  1.08%, 04/15/04/2/                                101,097           101,097
K2 USA LLC
  1.08%, 08/16/04/2/                                126,371           126,356
  1.08%, 09/27/04/2/                                545,922           545,848
  1.09%, 04/13/04/2/                                252,741           252,736
  1.09%, 05/17/04/2/                                252,741           252,735

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Links Finance LLC
  1.08%, 06/28/04/2/                            $   252,741   $       252,709
  1.09%, 03/29/04/2/                                252,741           252,741
  1.09%, 05/04/04/2/                                252,741           252,735
  1.10%, 07/20/04/2/                                202,193           202,164
Nationwide Building Society
  1.14%, 07/23/04/2/                                379,112           379,112
Sigma Finance Inc.
  1.05%, 11/21/03/2/                                252,741           252,609
  1.08%, 07/01/04/2/                                252,741           252,700
  1.09%, 10/07/04/2/                                505,483           505,389
  1.11%, 07/20/04/2/                                252,741           252,705
  1.24%, 08/06/04/2/                                126,371           126,361
Tango Finance Corp.
  1.09%, 07/15/04/2/                                151,645           151,610
  1.10%, 07/06/04/2/                                151,645           151,634
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                252,741           252,698
White Pine Finance LLC
  1.08%, 05/17/04/2/                                303,290           303,290
  1.08%, 07/06/04/2/                                303,290           303,270
  1.08%, 08/26/04/2/                                252,741           252,710
  1.09%, 04/20/04/2/                                252,741           252,741
                                                                    9,310,433

TIME DEPOSITS - 1.07%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                505,483           505,483
  1.40%, 10/25/04/2/                                505,483           505,409
Bank of New York
  1.39%, 11/01/04/2/                                505,483           505,433
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                379,112           379,077
  1.42%, 10/29/04/2/                                379,112           379,140
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                379,112           379,059
  1.40%, 10/29/04/2/                                505,483           505,470
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                379,112           379,074
                                                                    3,538,145

SCHEDULES OF INVESTMENTS                                                      39
iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 0.74%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                            $   265,884   $       265,814
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                252,741           252,660
  1.06%, 11/17/03/2/                                252,741           252,637
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                290,643           290,500
Edison Asset Securitization
  1.05%, 11/14/03/2/                                252,741           252,660
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                222,412           222,340
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                252,741           252,631
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                126,371           126,304
  1.06%, 11/20/03/2/                                126,371           126,307
Prudential Funding LLC
  1.06%, 11/20/03/2/                                252,741           252,615
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                151,645           151,574
                                                                    2,446,042

U.S. GOVERNMENT AGENCY NOTES - 0.37%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                            $   379,112   $       376,799
  1.28%, 08/19/04/2/                                202,193           200,108
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                657,128           650,329
                                                                    1,227,236

TOTAL SHORT TERM INVESTMENTS
 (Cost: $39,249,227)                                               39,249,227

TOTAL INVESTMENTS IN SECURITIES - 111.41%
 (Cost $339,881,844)                                              368,820,746
OTHER ASSETS, LESS LIABILITIES - (11.41%)                         (37,784,754)
                                                              ---------------
NET ASSETS - 100.00%                                          $   331,035,992
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND
October 31, 2003

SECURITY                                             SHARES             VALUE
-----------------------------------------------------------------------------
COMMON STOCKS - 99.86%
Simon Property Group Inc.                           843,186   $    38,010,825
Equity Office Properties Trust                    1,322,735        37,049,807
Equity Residential                                1,236,846        36,177,746
Vornado Realty Trust                                506,429        25,599,986
General Growth Properties Inc.                      323,470        24,745,455
ProLogis                                            812,324        23,996,051
Public Storage Inc.                                 568,542        22,741,680
Archstone-Smith Trust                               826,592        22,070,006
Kimco Realty Corp.                                  486,944        20,286,087
Boston Properties Inc.                              440,339        19,485,001
Duke Realty Corp.                                   614,190        17,983,483
Apartment Investment & Management Co. Class A       425,825        17,416,243
Rouse Co. (The)                                     399,179        17,164,697
Host Marriott Corp./1/                            1,431,942        14,963,794
AvalonBay Communities Inc.                          318,976        14,567,634
Health Care Property Investors Inc.                 286,068        13,339,351
Liberty Property Trust                              355,739        12,941,785
Developers Diversified Realty Corp.                 386,686        11,175,225
AMB Property Corp.                                  367,407        11,018,535
Weingarten Realty Investors                         236,540        10,235,086
Macerich Co. (The)                                  238,218         9,576,364
Chelsea Property Group Inc.                         190,007         9,348,344
Arden Realty Inc.                                   286,794         8,021,628
Pan Pacific Retail Properties Inc.                  176,372         7,822,098
CenterPoint Properties Corp.                        105,417         7,163,085
CarrAmerica Realty Corp.                            235,431         7,079,410
Cousins Properties Inc.                             219,453         6,309,274
Highwoods Properties Inc.                           242,719         6,019,431
SL Green Realty Corp.                               162,795         5,885,039
Reckson Associates Realty Corp.                     262,834         5,840,172
TOTAL COMMON STOCKS
 (Cost: $434,275,327)                                             484,033,322

SHORT TERM INVESTMENTS - 8.20%

MONEY MARKET FUNDS - 4.75%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                     15,692,991        15,692,991

                                                  SHARES OR
SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Barclays Global Investors Funds Prime Money
 Market Fund, Institutional Shares/2/,/3/         5,633,823   $     5,633,823
BlackRock Temp Cash Money Market Fund/2/            242,295           242,295
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                        1,449,038         1,449,038
                                                                   23,018,147
FLOATING RATE NOTES - 1.94%
Beta Finance Inc.
  1.08%, 05/20/04/2/                            $   256,083           256,062
  1.08%, 09/15/04/2/                                512,166           512,121
  1.08%, 10/12/04/2/                                256,083           256,059
  1.17%, 08/23/04/2/                                256,083           256,260
CC USA Inc.
  1.06%, 05/24/04/2/                                512,166           512,137
  1.08%, 04/19/04/2/                                225,353           225,348
  1.12%, 07/15/04/2/                                256,083           256,147
Dorada Finance Inc.
  1.08%, 05/20/04/2/                                512,166           512,124
  1.24%, 08/09/04/2/                                128,041           128,027
Five Finance Inc.
  1.09%, 04/15/04/2/                                256,083           256,083
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                                512,166           512,166
Holmes Financing PLC
  1.08%, 04/15/04/2/                                102,433           102,433
K2 USA LLC
  1.08%, 08/16/04/2/                                128,041           128,026
  1.08%, 09/27/04/2/                                553,139           553,065
  1.09%, 04/13/04/2/                                256,083           256,077
  1.09%, 05/17/04/2/                                256,083           256,076
Links Finance LLC
  1.08%, 06/28/04/2/                                256,083           256,050
  1.09%, 03/29/04/2/                                256,083           256,083
  1.09%, 05/04/04/2/                                256,083           256,077
  1.10%, 07/20/04/2/                                204,866           204,837
Nationwide Building Society
  1.14%, 07/23/04/2/                                384,124           384,125

SCHEDULES OF INVESTMENTS                                                      41
iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND
October 31, 2003

SECURITY                                          PRINCIPAL             VALUE
-----------------------------------------------------------------------------
Sigma Finance Inc.
  1.05%, 11/21/03/2/                            $   256,083   $       255,948
  1.08%, 07/01/04/2/                                256,083           256,041
  1.09%, 10/07/04/2/                                512,166           512,071
  1.11%, 07/20/04/2/                                256,083           256,046
  1.24%, 08/06/04/2/                                128,041           128,032
Tango Finance Corp.
  1.09%, 07/15/04/2/                                153,650           153,614
  1.10%, 07/06/04/2/                                153,650           153,639
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                                256,083           256,039
White Pine Finance LLC
  1.08%, 05/17/04/2/                                307,299           307,299
  1.08%, 07/06/04/2/                                307,299           307,280
  1.08%, 08/26/04/2/                                256,083           256,051
  1.09%, 04/20/04/2/                                256,083           256,083
                                                                    9,433,526

TIME DEPOSITS - 0.74%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                                512,166           512,166
  1.40%, 10/25/04/2/                                512,166           512,091
Bank of New York
  1.39%, 11/01/04/2/                                512,166           512,115
Bank of Nova Scotia
  1.24%, 10/07/04/2/                                384,124           384,089
  1.42%, 10/29/04/2/                                384,124           384,153
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                                384,124           384,071
  1.40%, 10/29/04/2/                                512,166           512,153
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                                384,124           384,086
                                                                    3,584,924

COMMERCIAL PAPER - 0.51%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                                269,399           269,328
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                                256,083           256,000
  1.06%, 11/17/03/2/                                256,083           255,978
Delaware Funding Corp.
  1.04%, 11/20/03/2/                                294,485           294,340
Edison Asset Securitization
  1.05%, 11/14/03/2/                                256,083           256,001
Falcon Asset Securitization
  1.06%, 11/14/03/2/                                225,353           225,280
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                                256,083           255,971
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                                128,041           127,974
  1.06%, 11/20/03/2/                                128,041           127,977
Prudential Funding LLC
  1.06%, 11/20/03/2/                                256,083           255,955
Windmill Funding Corp.
  1.05%, 11/19/03/2/                                153,650           153,578
                                                                    2,478,382

U.S. GOVERNMENT AGENCY NOTES - 0.26%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                                384,124           381,781
  1.28%, 08/19/04/2/                                204,866           202,754
Federal National Mortgage Association
  1.28%, 08/20/04/2/                                665,815           658,927
                                                                    1,243,462
TOTAL SHORT TERM INVESTMENTS
 (Cost: $39,758,441)                                               39,758,441

TOTAL INVESTMENTS IN SECURITIES - 108.06%
 (Cost $474,033,768)                                              523,791,763
OTHER ASSETS, LESS LIABILITIES - (8.06%)                          (39,058,368)
                                                              ---------------
NET ASSETS - 100.00%                                          $   484,733,395
                                                              ===============

/1/ Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
October 31, 2003

                                                                     iSHARES DOW JONES U.S.
                                                -----------------------------------------------------------------
                                                         BASIC         CONSUMER         CONSUMER
                                                     MATERIALS         CYCLICAL     NON-CYCLICAL        FINANCIAL
                                                        SECTOR           SECTOR           SECTOR           SECTOR
                                                    INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                             $  266,382,697   $  166,608,450   $  146,311,950   $  194,531,608
                                                --------------   --------------   --------------   --------------
Investments in securities, at value
 (including securities on loan/1/) (Note 1)     $  280,755,486   $  158,929,215   $  143,138,705   $  212,081,415
Receivables:
  Dividends and interest                               160,413           36,210          187,902          396,822
  iShares sold                                               -                -                -            7,222
                                                --------------   --------------   --------------   --------------
Total Assets                                       280,915,899      158,965,425      143,326,607      212,485,459
                                                --------------   --------------   --------------   --------------

LIABILITIES
Payables:
 Investment securities purchased                       191,336                -                -                -
 Collateral for securities on loan (Note 5)         46,331,380        9,614,146        8,096,128        8,981,844
 Advisory fees (Note 2)                                215,933          133,526          119,424          189,908
                                                --------------   --------------   --------------   --------------
Total Liabilities                                   46,738,649        9,747,672        8,215,552        9,171,752
                                                --------------   --------------   --------------   --------------

NET ASSETS                                      $  234,177,250   $  149,217,753   $  135,111,055   $  203,313,707
                                                ==============   ==============   ==============   ==============

NET ASSETS CONSIST OF:
  Paid-in capital                               $  220,994,468   $  158,705,991   $  139,762,757   $  188,701,377
  Undistributed (distributions in excess of)
   net investment income                               336,534          (13,085)         365,099          673,171
  Accumulated net realized loss                     (1,526,541)      (1,795,918)      (1,843,556)      (3,610,648)
  Net unrealized appreciation (depreciation)        14,372,789       (7,679,235)      (3,173,245)      17,549,807
                                                --------------   --------------   --------------   --------------
NET ASSETS                                      $  234,177,250   $  149,217,753   $  135,111,055   $  203,313,707
                                                ==============   ==============   ==============   ==============

iShares outstanding                                  5,800,000        2,750,000        2,950,000        2,400,000
                                                ==============   ==============   ==============   ==============

Net asset value per iShare                      $        40.38   $        54.26   $        45.80   $        84.71
                                                ==============   ==============   ==============   ==============

/1/ Securities on loan with market values of $44,971,488, $9,319,059, $7,824,353 and $8,678,415, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          43
iSHARES TRUST
October 31, 2003

                                                               iSHARES DOW JONES U.S.              iSHARES COHEN & STEERS
                                                ------------------------------------------------   ----------------------
                                                    INDUSTRIAL        FINANCIAL             REAL                   REALTY
                                                        SECTOR         SERVICES           ESTATE                   MAJORS
                                                    INDEX FUND       INDEX FUND       INDEX FUND               INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                             $  160,461,960   $   84,403,682   $  339,881,844           $  474,033,768
                                                --------------   --------------   --------------           --------------
Investments in securities, at value
 (including securities on loan/1/) (Note 1)     $  154,277,626   $   94,191,364   $  368,820,746           $  523,791,763
Receivables:
  Dividends and interest                                70,806          198,941        1,171,753                  371,966
  iShares sold                                               -                -                -                    4,860
                                                --------------   --------------   --------------           --------------
Total Assets                                       154,348,432       94,390,305      369,992,499              524,168,589
                                                --------------   --------------   --------------           --------------

LIABILITIES
Payables:
  Investment securities purchased                            -           61,866                -                        -
  Collateral for securities on loan (Note 5)         8,002,996        4,455,828       38,655,361               39,166,410
  Advisory fees (Note 2)                               142,195           85,866          301,146                  268,784
                                                --------------   --------------   --------------           --------------
Total Liabilities                                    8,145,191        4,603,560       38,956,507               39,435,194
                                                --------------   --------------   --------------           --------------

NET ASSETS                                      $  146,203,241   $   89,786,745   $  331,035,992           $  484,733,395
                                                ==============   ==============   ==============           ==============

NET ASSETS CONSIST OF:
  Paid-in capital                               $  158,477,964   $   77,352,154   $  301,470,258           $  434,146,637
  Undistributed (distributions in excess of)
   net investment income                               177,874          260,605        1,390,149                  (38,171)
  Undistributed net realized gain
   (accumulated net realized loss)                  (6,268,263)       2,386,304         (763,317)                 866,934
  Net unrealized appreciation (depreciation)        (6,184,334)       9,787,682       28,938,902               49,757,995
                                                --------------   --------------   --------------           --------------
NET ASSETS                                      $  146,203,241   $   89,786,745   $  331,035,992           $  484,733,395
                                                ==============   ==============   ==============           ==============

iShares outstanding                                  3,250,000          900,000        3,550,000                4,850,000
                                                ==============   ==============   ==============           ==============

Net asset value per iShare                      $        44.99   $        99.76   $        93.25           $        99.95
                                                ==============   ==============   ==============           ==============

/1/ Securities on loan with market values of $7,755,392, $4,326,851, $37,629,914 and $38,091,013, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended October 31, 2003

                                                                     iSHARES DOW JONES U.S.
                                                -----------------------------------------------------------------
                                                         BASIC         CONSUMER         CONSUMER
                                                     MATERIALS         CYCLICAL     NON-CYCLICAL        FINANCIAL
                                                        SECTOR           SECTOR           SECTOR           SECTOR
                                                    INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                  $    1,793,550   $      425,839   $    1,150,126   $    2,381,478
  Interest                                                 584              248              335              793
  Securities lending income                              4,407            4,081            3,168            4,830
                                                --------------   --------------   --------------   --------------
Total investment income                              1,798,541          430,168        1,153,629        2,387,101
                                                --------------   --------------   --------------   --------------

EXPENSES (Note 2)
  Advisory fees                                        464,616          374,567          314,938          521,147
                                                --------------   --------------   --------------   --------------
Total expenses                                         464,616          374,567          314,938          521,147
                                                --------------   --------------   --------------   --------------
Net investment income                                1,333,925           55,601          838,691        1,865,954
                                                --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                     (1,034,909)        (550,949)        (520,177)      (1,007,601)
    In-kind redemptions                                446,808        1,298,578          636,782        1,018,029
                                                --------------   --------------   --------------   --------------
  Net realized gain (loss)                            (588,101)         747,629          116,605           10,428
                                                --------------   --------------   --------------   --------------
  Net change in unrealized appreciation
   (depreciation) on investments                    24,833,908       22,901,823       13,859,059       26,732,582
                                                --------------   --------------   --------------   --------------
Net realized and unrealized gain                    24,245,807       23,649,452       13,975,664       26,743,010
                                                --------------   --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $   25,579,732   $   23,705,053   $   14,814,355   $   28,608,964
                                                ==============   ==============   ==============   ==============

/1/ Net of foreign withholding tax of $-, $-, $- and $764, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          45
iSHARES TRUST
For the six months ended October 31, 2003

                                                             iSHARES DOW JONES U.S.                iSHARES COHEN & STEERS
                                                ------------------------------------------------   ----------------------
                                                    INDUSTRIAL        FINANCIAL             REAL                   REALTY
                                                        SECTOR         SERVICES           ESTATE                   MAJORS
                                                    INDEX FUND       INDEX FUND       INDEX FUND               INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                  $      811,494   $    1,209,047   $    8,499,118           $   11,503,411
  Interest                                                 296              599            1,998                    3,156
  Securities lending income                              2,234            2,802            8,429                   12,544
                                                --------------   --------------   --------------           --------------
Total investment income                                814,024        1,212,448        8,509,545               11,519,111
                                                --------------   --------------   --------------           --------------

EXPENSES (Note 2)
  Advisory fees                                        320,120          263,764          760,422                  660,833
                                                --------------   --------------   --------------           --------------
Total expenses                                         320,120          263,764          760,422                  660,833
                                                --------------   --------------   --------------           --------------
Net investment income                                  493,904          948,684        7,749,123               10,858,278
                                                --------------   --------------   --------------           --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                       (182,204)      (1,203,989)      (2,123,723)              (1,225,546)
    In-kind redemptions                              1,687,246        5,175,266        5,018,831                3,872,594
                                                --------------   --------------   --------------           --------------
  Net realized gain                                  1,505,042        3,971,277        2,895,108                2,647,048
                                                --------------   --------------   --------------           --------------
  Net change in unrealized appreciation
   (depreciation) on investments                    13,215,446       10,851,977       33,007,337               52,877,473
                                                --------------   --------------   --------------           --------------
Net realized and unrealized gain                    14,720,488       14,823,254       35,902,445               55,524,521
                                                --------------   --------------   --------------           --------------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $   15,214,392   $   15,771,938   $   43,651,568           $   66,382,799
                                                ==============   ==============   ==============           ==============

/1/ Net of foreign withholding tax of $-, $524, $- and $-, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                     iSHARES DOW JONES U.S.           iSHARES DOW JONES U.S.             iSHARES DOW JONES U.S.
                                        BASIC MATERIALS                 CONSUMER CYCLICAL                CONSUMER NON-CYCLICAL
                                       SECTOR INDEX FUND                SECTOR INDEX FUND                  SECTOR INDEX FUND
                               --------------------------------  --------------------------------  --------------------------------
                                    FOR THE SIX                       FOR THE SIX                       FOR THE SIX
                                   MONTHS ENDED         FOR THE      MONTHS ENDED         FOR THE      MONTHS ENDED         FOR THE
                               OCTOBER 31, 2003      YEAR ENDED   OCTOBER 31,2003      YEAR ENDED   OCTOBER 31,2003      YEAR ENDED
                                    (Unaudited)  APRIL 30, 2003       (Unaudited)  APRIL 30, 2003       (Unaudited)  APRIL 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS

OPERATIONS:
  Net investment income           $   1,333,925   $   1,483,664     $      55,601   $     159,650     $     838,691   $   1,765,404
  Net realized gain (loss)             (588,101)         47,637           747,629     (12,645,323)          116,605      (2,264,332)
  Net change in unrealized
   appreciation (depreciation)       24,833,908      (9,234,438)       22,901,823     (28,561,389)       13,859,059     (22,809,651)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in net
 assets resulting from
 operations                          25,579,732      (7,703,137)       23,705,053     (41,047,062)       14,814,355     (23,308,579)
                                  -------------   -------------     -------------   -------------     -------------   -------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income         (1,219,993)     (1,321,199)          (68,686)       (159,650)         (816,970)     (1,581,472)
  Return of capital                           -               -                 -         (17,563)                -               -
                                  -------------   -------------     -------------   -------------     -------------   -------------
Total distributions to
 iShareholders                       (1,219,993)     (1,321,199)          (68,686)       (177,213)         (816,970)     (1,581,472)
                                  -------------   -------------     -------------   -------------     -------------   -------------
iSHARES TRANSACTIONS:
  iShares sold                      113,693,187     124,678,747        61,071,430     257,549,911        39,781,974      67,215,486
  iShares redeemed                   (3,654,980)    (73,863,854)      (65,265,886)   (215,911,491)       (6,586,545)    (69,380,963)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in net
 assets  from iShares
 transactions                       110,038,207      50,814,893        (4,194,456)     41,638,420        33,195,429      (2,165,477)
                                  -------------   -------------     -------------   -------------     -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS                             134,397,946      41,790,557        19,441,911         414,145        47,192,814     (27,055,528)

NET ASSETS:
Beginning of period                  99,779,304      57,988,747       129,775,842     129,361,697        87,918,241     114,973,769
                                  -------------   -------------     -------------   -------------     -------------   -------------
End of period                     $ 234,177,250   $  99,779,304     $ 149,217,753   $ 129,775,842     $ 135,111,055   $  87,918,241
                                  =============   =============     =============   =============     =============   =============
Undistributed (distributions in
 excess of) net investment
 income included in net assets
 at end of period                 $     336,534   $     222,602     $     (13,085)   $          -     $     365,099   $     343,378
                                  =============   =============     =============   =============     =============   =============

iSHARES ISSUED AND REDEEMED:
  iShares sold                        3,000,000       3,550,000         1,200,000       5,350,000           900,000       1,500,000
  iShares redeemed                     (100,000)     (2,100,000)       (1,300,000)     (4,850,000)         (150,000)     (1,700,000)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in
 iShares outstanding                  2,900,000       1,450,000          (100,000)        500,000           750,000        (200,000)
                                  =============   =============     =============   =============     =============   =============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          47
iSHARES TRUST

                                    iSHARES DOW JONES U.S.             iSHARES DOW JONES U.S.             iSHARES DOW JONES U.S.
                                       FINANCIAL SECTOR                   INDUSTRIAL SECTOR                  FINANCIAL SERVICES
                                          INDEX FUND                        INDEX FUND                           INDEX FUND
                               --------------------------------  --------------------------------  --------------------------------
                                    FOR THE SIX                       FOR THE SIX                       FOR THE SIX
                                   MONTHS ENDED         FOR THE      MONTHS ENDED         FOR THE      MONTHS ENDED         FOR THE
                               OCTOBER 31, 2003      YEAR ENDED  OCTOBER 31, 2003      YEAR ENDED  OCTOBER 31, 2003      YEAR ENDED
                                    (Unaudited)  APRIL 30, 2003       (Unaudited)  APRIL 30, 2003       (Unaudited)  APRIL 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS

OPERATIONS:
  Net investment income           $   1,865,954   $   2,499,345     $     493,904   $     730,706     $     948,684   $   1,059,977
  Net realized gain (loss)               10,428         393,557         1,505,042      (2,021,984)        3,971,277        (964,721)
  Net change in unrealized
   appreciation (depreciation)       26,732,582     (12,735,690)       13,215,446      (9,582,522)       10,851,977        (291,999)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in net
 assets resulting from
 operations                          28,608,964      (9,842,788)       15,214,392     (10,873,800)       15,771,938        (196,743)
                                  -------------   -------------     -------------   -------------     -------------   -------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income         (1,513,616)     (2,355,203)         (322,238)       (724,498)         (910,058)       (945,070)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Total distributions to
 iShareholders                       (1,513,616)     (2,355,203)         (322,238)       (724,498)         (910,058)       (945,070)
                                  -------------   -------------     -------------   -------------     -------------   -------------

iSHARES TRANSACTIONS:
  iShares sold                       32,084,979      59,776,259        62,587,881      34,729,899                 -      75,007,718
  iShares redeemed                   (4,069,289)    (21,171,250)      (12,327,320)    (26,715,462)      (42,032,560)    (17,000,726)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in net
 assets from iSHARES
 transactions                        28,015,690      38,605,009        50,260,561       8,014,437       (42,032,560)     58,006,992
                                  -------------   -------------     -------------   -------------     -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS                              55,111,038      26,407,018        65,152,715      (3,583,861)      (27,170,680)     56,865,179

NET ASSETS:
Beginning of period                 148,202,669     121,795,651        81,050,526      84,634,387       116,957,425      60,092,246
                                  -------------   -------------     -------------   -------------     -------------   -------------
End of period                     $ 203,313,707   $ 148,202,669     $ 146,203,241   $  81,050,526     $  89,786,745   $ 116,957,425
                                  =============   =============     =============   =============     =============   =============
Undistributed net investment
 income included in net assets
 at end of period                 $     673,171   $     320,833     $     177,874   $       6,208     $     260,605   $     221,979
                                  =============   =============     =============   =============     =============   =============
iSHARES ISSUED AND REDEEMED:
  iShares sold                          400,000         850,000         1,450,000         900,000                 -         950,000
  iShares redeemed                      (50,000)       (300,000)         (300,000)       (650,000)         (500,000)       (200,000)
                                  -------------   -------------     -------------   -------------     -------------   -------------
Net increase (decrease) in
 iShares outstanding                    350,000         550,000         1,150,000         250,000          (500,000)        750,000
                                  =============   =============     =============   =============     =============   =============

SEE NOTES TO FINANCIAL STATEMENTS.

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                                              iSHARES DOW JONES U.S.                iSHARES COHEN & STEERS
                                                                   REAL ESTATE                          REALTY MAJORS
                                                                    INDEX FUND                           INDEX FUND
                                                        -----------------------------------  ----------------------------------
                                                              FOR THE SIX                         FOR THE SIX
                                                             MONTHS ENDED           FOR THE      MONTHS ENDED           FOR THE
                                                         OCTOBER 31, 2003        YEAR ENDED  OCTOBER 31, 2003        YEAR ENDED
                                                              (Unaudited)    APRIL 30, 2003       (Unaudited)    APRIL 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                                   $     7,749,123   $     9,086,000   $    10,858,278   $    10,744,683
  Net realized gain (loss)                                      2,895,108        (5,335,054)        2,647,048           334,129
  Net change in unrealized appreciation (depreciation)         33,007,337        (6,654,575)       52,877,473        (2,468,883)
                                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from
 operations                                                    43,651,568        (2,903,629)       66,382,799         8,609,929
                                                          ---------------   ---------------   ---------------   ---------------
Undistributed net investment income included in the
 price of capital shares issued or redeemed                      (966,000)          378,000        (1,790,000)        2,950,500
                                                          ---------------   ---------------   ---------------   ---------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                                   (7,013,566)       (7,002,627)      (11,339,129)       (8,993,012)
  Return of capital                                                     -        (1,573,981)                -        (2,864,361)
                                                          ---------------   ---------------   ---------------   ---------------
Total distributions to iShareholders                           (7,013,566)       (8,576,608)      (11,339,129)      (11,857,373)
                                                          ---------------   ---------------   ---------------   ---------------

iSHARES TRANSACTIONS:
  iShares sold                                                127,670,768       247,295,083       182,121,937       313,456,287
  iShares redeemed                                            (27,509,523)     (147,895,080)      (18,374,067)     (135,111,372)
                                                          ---------------   ---------------   ---------------   ---------------
Net increase in net assets from iShares transactions          100,161,245        99,400,003       163,747,870       178,344,915
                                                          ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS                                        135,833,247        88,297,766       217,001,540       178,047,971

NET ASSETS:
Beginning of period                                           195,202,745       106,904,979       267,731,855        89,683,884
                                                          ---------------   ---------------   ---------------   ---------------
End of period                                             $   331,035,992   $   195,202,745   $   484,733,395   $   267,731,855
                                                          ===============   ===============   ===============   ===============
Undistributed (distributions in excess of) net
 investment income included in net assets at end
 of period                                                $     1,390,149   $       654,592   $       (38,171)  $       442,680
                                                          ===============   ===============   ===============   ===============

iSHARES ISSUED AND REDEEMED:
  iShares sold                                                  1,400,000         3,100,000         1,900,000         3,800,000
  iShares redeemed                                               (300,000)       (1,900,000)         (200,000)       (1,650,000)
                                                          ---------------   ---------------   ---------------   ---------------
Net increase in iShares outstanding                             1,100,000         1,200,000         1,700,000         2,150,000
                                                          ===============   ===============   ===============   ===============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          49

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                iSHARES DOW JONES U.S.
                                                                        BASIC MATERIALS SECTOR INDEX FUND
                                                        -----------------------------------------------------------------------
                                                             SIX MONTHS                                             PERIOD FROM
                                                                  ENDED                                        JUN. 12, 2000/1/
                                                          OCT. 31, 2003          YEAR ENDED        YEAR ENDED                TO
                                                            (Unaudited)       APR. 30, 2003     APR. 30, 2002     APR. 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $         34.41     $         39.99   $         39.24   $         36.04
                                                        ---------------     ---------------   ---------------   ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.29                0.70              0.55              0.55
  Net realized and unrealized gain (loss)                          5.99               (5.62)             0.73              3.25
                                                        ---------------     ---------------   ---------------   ---------------
Total from investment operations                                   6.28               (4.92)             1.28              3.80
                                                        ---------------     ---------------   ---------------   ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                           (0.31)              (0.66)            (0.53)            (0.53)
  Net realized gain                                                   -                   -                 -             (0.07)
                                                        ---------------     ---------------   ---------------   ---------------
Total distributions                                               (0.31)              (0.66)            (0.53)            (0.60)
                                                        ---------------     ---------------   ---------------   ---------------
NET ASSET VALUE, END OF PERIOD                          $         40.38     $         34.41   $         39.99   $         39.24
                                                        ===============     ===============   ===============   ===============

TOTAL RETURN                                                      18.31%/2/          (12.30)%            3.38%            10.80%/2/
                                                        ===============     ===============   ===============   ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $       234,177     $        99,779   $        57,989   $         9,811
  Ratio of expenses to average net assets/3/                       0.60%               0.60%             0.60%             0.60%
  Ratio of net investment income to average net
   assets/3/                                                       1.72%               2.10%             1.42%             1.77%
  Portfolio turnover rate/4/                                          4%                  6%                9%               16%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                iSHARES DOW JONES U.S.
                                                                          CONSUMER CYCLICAL SECTOR INDEX FUND
                                                         -------------------------------------------------------------------
                                                            SIX MONTHS                                           PERIOD FROM
                                                                 ENDED                                      JUN. 12, 2000/1/
                                                         OCT. 31, 2003          YEAR ENDED       YEAR ENDED               TO
                                                           (Unaudited)       APR. 30, 2003    APR. 30, 2002    APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      45.54        $      55.05     $      59.88     $      59.63
                                                          ------------        ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.03                0.05             0.02             0.09
  Net realized and unrealized gain (loss)                         8.72               (9.50)           (4.80)            0.45
                                                          ------------        ------------     ------------     ------------
Total from investment operations                                  8.75               (9.45)           (4.78)            0.54
                                                          ------------        ------------     ------------     ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.03)              (0.05)               -            (0.10)
  Net realized gain                                                  -                   -                -            (0.19)
  Return of capital                                                  -               (0.01)           (0.05)               -
                                                          ------------        ------------     ------------     ------------
Total distributions                                              (0.03)              (0.06)           (0.05)           (0.29)
                                                          ------------        ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      54.26        $      45.54     $      55.05     $      59.88
                                                          ============        ============     ============     ============

TOTAL RETURN                                                     19.23%/2/          (17.17)%          (7.98)%           0.98%/2/
                                                          ============        ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $    149,218        $    129,776     $    129,362     $     29,940
  Ratio of expenses to average net assets/3/                      0.60%               0.60%            0.60%            0.60%
  Ratio of net investment income (loss) to average
   net assets/3/                                                  0.09%               0.11%           (0.05)%           0.16%
  Portfolio turnover rate/4/                                         3%                  8%               4%              25%

/1/   Commencement of operations.
/2/   Not annualized.
/3/   Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          51
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                   iSHARES DOW JONES U.S.
                                                                           CONSUMER NON-CYCLICAL SECTOR INDEX FUND
                                                         -------------------------------------------------------------------
                                                            SIX MONTHS                                           PERIOD FROM
                                                                 ENDED                                      JUN. 12, 2000/1/
                                                         OCT. 31, 2003          YEAR ENDED       YEAR ENDED               TO
                                                           (Unaudited)       APR. 30, 2003    APR. 30, 2002    APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      39.96        $      47.91     $      40.55     $      40.83
                                                         -------------        ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                           0.33                0.69             0.49             0.42
  Net realized and unrealized gain (loss)                         5.87               (8.04)            7.41            (0.39)
                                                         -------------        ------------     ------------     ------------
Total from investment operations                                  6.20               (7.35)            7.90             0.03
                                                         -------------        ------------     ------------     ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.36)              (0.60)           (0.54)           (0.31)
                                                         -------------        ------------     ------------     ------------
Total distributions                                              (0.36)              (0.60)           (0.54)           (0.31)
                                                         -------------        ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                           $       45.80        $      39.96     $      47.91     $      40.55
                                                         =============        ============     ============     ============

TOTAL RETURN                                                     15.56%/2/          (15.40)%          19.65%            0.06%/2/
                                                         =============        ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $     135,111        $     87,918     $    114,974     $     14,192
  Ratio of expenses to average net assets/3/                      0.60%               0.60%            0.60%            0.60%
  Ratio of net investment income to average net
   assets/3/                                                      1.60%               1.57%            1.46%            1.21%
  Portfolio turnover rate/4/                                         3%                  7%               8%              38%

/1/   Commencement of operations.
/2/   Not annualized.
/3/   Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                 iSHARES DOW JONES U.S.
                                                                              FINANCIAL SECTOR INDEX FUND
                                                         -------------------------------------------------------------------
                                                            SIX MONTHS                                           PERIOD FROM
                                                                 ENDED                                       MAY 22, 2000/1/
                                                         OCT. 31, 2003          YEAR ENDED       YEAR ENDED               TO
                                                           (Unaudited)       APR. 30, 2003    APR. 30, 2002    APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      72.29        $      81.20     $      81.78     $      71.80
                                                         -------------        ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.80                1.31             1.11             1.77
  Net realized and unrealized gain (loss)                        12.30               (8.94)           (0.61)           10.17
                                                         -------------        ------------     ------------     ------------
Total from investment operations                                 13.10               (7.63)            0.50            11.94
                                                         -------------        ------------     ------------     ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.68)              (1.28)           (1.08)           (1.57)
  Net realized gain                                                  -                   -                -            (0.39)
                                                         -------------        ------------     ------------     ------------
Total distributions                                              (0.68)              (1.28)           (1.08)           (1.96)
                                                         -------------        ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      84.71        $      72.29     $      81.20     $      81.78
                                                         =============        ============     ============     ============

TOTAL RETURN                                                     18.20%/2/           (9.33)%           0.66%           16.69%/2/
                                                         =============        ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $    203,314        $    148,203     $    121,796     $     57,249
  Ratio of expenses to average net assets/3/                      0.60%               0.60%            0.60%            0.60%
  Ratio of net investment income to average net
   assets/3/                                                      2.15%               1.94%            1.49%            1.46%
  Portfolio turnover rate/4/                                         4%                  7%               4%              11%

/1/   Commencement of operations.
/2/   Not annualized.
/3/   Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          53
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                 iSHARES DOW JONES U.S.
                                                                              INDUSTRIAL SECTOR INDEX FUND
                                                         -------------------------------------------------------------------
                                                            SIX MONTHS                                           PERIOD FROM
                                                                 ENDED                                      JUN. 12, 2000/1/
                                                         OCT. 31, 2003          YEAR ENDED       YEAR ENDED               TO
                                                           (Unaudited)       APR. 30, 2003    APR. 30, 2002    APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $       38.60        $      45.75     $      53.99     $      58.11
                                                         -------------        ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                           0.17                0.38             0.29             0.22
  Net realized and unrealized gain (loss)                         6.34               (7.15)           (8.23)           (3.98)
                                                         -------------        ------------     ------------     ------------
Total from investment operations                                  6.51               (6.77)           (7.94)           (3.76)
                                                         -------------        ------------     ------------     ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                          (0.12)              (0.38)           (0.30)           (0.23)
  Net realized gain                                                  -                   -                -            (0.13)
                                                         -------------        ------------     ------------     ------------
Total distributions                                              (0.12)              (0.38)           (0.30)           (0.36)
                                                         -------------        ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                           $       44.99        $      38.60     $      45.75     $      53.99
                                                         =============        ============     ============     ============

TOTAL RETURN                                                     16.88%/2/          (14.75)%         (14.72)%          (6.46)%/2/
                                                         =============        ============     ============     ============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                       $     146,203        $     81,051     $     84,634     $     45,891
  Ratio of expenses to average net assets/3/                      0.60%               0.60%            0.60%            0.60%
  Ratio of net investment income to average net
   assets/3/                                                      0.93%               1.03%            0.56%            0.44%
  Portfolio turnover rate/4/                                         1%                 12%              27%              23%

/1/   Commencement of operations.
/2/   Not annualized.
/3/   Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                              iSHARES DOW JONES U.S.
                                                                           FINANCIAL SERVICES INDEX FUND
                                                    ------------------------------------------------------------------------
                                                       SIX MONTHS                                                PERIOD FROM
                                                            ENDED                                           JUN. 12, 2000/1/
                                                    OCT. 31, 2003           YEAR ENDED         YEAR ENDED                 TO
                                                      (Unaudited)        APR. 30, 2003      APR. 30, 2002      APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       83.54        $       92.45      $       93.67      $       85.58
                                                    -------------        -------------      -------------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      1.14                 1.41               1.22               1.29
  Net realized and unrealized gain (loss)                   16.09                (8.90)             (1.26)              8.10
                                                    -------------        -------------      -------------      -------------
Total from investment operations                            17.23                (7.49)             (0.04)              9.39
                                                    -------------        -------------      -------------      -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                     (1.01)               (1.42)             (1.18)             (1.17)
  Net realized gain                                             -                    -                  -              (0.13)
                                                    -------------        -------------      -------------      -------------
Total distributions                                         (1.01)               (1.42)             (1.18)             (1.30)
                                                    -------------        -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                      $       99.76        $       83.54      $       92.45      $       93.67
                                                    =============        =============      =============      =============
TOTAL RETURN                                                20.73%/2/            (8.02)%             0.00%/5/          11.03%/2/
                                                    =============        =============      =============      =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $      89,787        $     116,957      $      60,092      $      37,467
  Ratio of expenses to average net assets/3/                 0.60%                0.60%              0.60%              0.60%
  Ratio of net investment income to average net
   assets/3/                                                 2.16%                1.90%              1.46%              1.33%
  Portfolio turnover rate/4/                                    4%                   8%                 3%                 5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          55
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                             iSHARES DOW JONES U.S.
                                                                             REAL ESTATE INDEX FUND
                                                     ------------------------------------------------------------------------
                                                          SIX MONTHS                                              PERIOD FROM
                                                               ENDED                                         JUN. 12, 2000/1/
                                                       OCT. 31, 2003         YEAR ENDED       YEAR ENDED                   TO
                                                         (Unaudited)      APR. 30, 2003    APR. 30, 2002        APR. 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $         79.67      $       85.52    $       77.21      $         68.97
                                                     ---------------      -------------    -------------      ---------------
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                         2.58               5.04             4.56                 3.51
  Net realized and unrealized gain (loss)                      13.46              (6.01)            8.71                 7.51
                                                     ---------------      -------------    -------------      ---------------
Total from investment operations                               16.04              (0.97)           13.27                11.02
                                                     ---------------      -------------    -------------      ---------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                        (2.46)             (3.98)           (4.54)               (2.64)
  Net realized gain                                                -                  -                -                (0.14)
  Return of capital                                                -              (0.90)           (0.42)                   -
                                                     ---------------      -------------    -------------      ---------------
Total distributions                                            (2.46)             (4.88)           (4.96)               (2.78)
                                                     ---------------      -------------    -------------      ---------------
NET ASSET VALUE, END OF PERIOD                       $         93.25      $       79.67    $       85.52      $         77.21
                                                     ===============      =============    =============      ===============

TOTAL RETURN                                                   20.38%/2/          (0.98)%          17.83%               16.32%/2/
                                                     ===============      =============    =============      ===============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                   $       331,036      $     195,203    $     106,905      $        54,049
  Ratio of expenses to average net assets/3/                    0.60%              0.60%            0.60%                0.60%
  Ratio of net investment income to average net
   assets/3/                                                    6.11%              6.40%            5.97%                6.37%
  Portfolio turnover rate/4/                                      12%                21%              10%                  30%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                                iSHARES COHEN & STEERS
                                                                               REALTY MAJORS INDEX FUND
                                                    ------------------------------------------------------------------------
                                                       SIX MONTHS                                                PERIOD FROM
                                                            ENDED                                           JAN. 29, 2001/1/
                                                    OCT. 31, 2003           YEAR ENDED         YEAR ENDED                 TO
                                                      (Unaudited)        APR. 30, 2003      APR. 30, 2002      APR. 30, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       84.99        $       89.68      $       80.09      $       79.86
                                                    -------------        -------------      -------------      -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      2.62                 4.59               4.79               1.11
  Net realized and unrealized gain (loss)                   15.11                (4.32)              9.98              (0.39)
                                                    -------------        -------------      -------------      -------------
Total from investment operations                            17.73                 0.27              14.77               0.72
                                                    -------------        -------------      -------------      -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                     (2.77)               (3.76)             (4.77)             (0.49)
  Return of capital                                             -                (1.20)             (0.41)                 -
                                                    -------------        -------------      -------------      -------------
Total distributions                                         (2.77)               (4.96)             (5.18)             (0.49)
                                                    -------------        -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                      $       99.95        $       84.99      $       89.68      $       80.09
                                                    =============        =============      =============      =============

TOTAL RETURN                                                21.11%/2/             0.46%             19.05%              0.91%/2/
                                                    =============        =============      =============      =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $     484,733        $     267,732      $      89,684      $      40,047
  Ratio of expenses to average net assets/3/                 0.35%                0.35%/5/           0.35%              0.35%
  Ratio of net investment income to average net
   assets/3/                                                 5.75%                6.17%/5/           5.80%              6.01%
  Portfolio turnover rate/4/                                    5%                  13%                15%                 2%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/ Includes voluntary reimbursement from the advisor. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          57

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2003, the Trust offered 58 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Cyclical Sector, iShares Dow Jones U.S. Consumer Non-Cyclical Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate and the iShares Cohen & Steers Realty Majors Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION
Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION
The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

                                                         UNDISTRIBUTED    UNDISTRIBUTED   TOTAL DISTRIBUTABLE
     iSHARES INDEX FUND                                ORDINARY INCOME   LONG-TERM GAIN              EARNINGS
     --------------------------------------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector             $       222,602   $            -   $           222,602
     Dow Jones U.S. Consumer Non-Cyclical Sector               343,378                -               343,378
     Dow Jones U.S. Financial Sector                           247,989                -               247,989
     Dow Jones U.S. Industrial Sector                            6,208                -                 6,208
     Dow Jones U.S. Financial Services                         221,979                -               221,979

For the year ended April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES
Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2003.

From November 1, 2002 to April 30, 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2004, as follows:

                                                                       DEFERRED
                                                                   NET REALIZED
     iSHARES INDEX FUND                                          CAPITAL LOSSES
     --------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector                       $        3,235
     Dow Jones U.S. Consumer Cyclical Sector                            689,951
     Dow Jones U.S. Consumer Non-Cyclical Sector                        450,412
     Dow Jones U.S. Financial Sector                                  1,073,866
     Dow Jones U.S. Industrial Sector                                   208,357
     Dow Jones U.S. Financial Services                                  533,948
     Dow Jones U.S. Real Estate                                         546,829

NOTES TO THE FINANCIAL STATEMENTS                                             59
iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at April 30, 2003, the tax year-end of the Funds, as follows:

                                                  EXPIRING     EXPIRING     EXPIRING
     iSHARES INDEX FUND                               2009         2010         2011        TOTAL
     --------------------------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector        $      -  $    67,181  $   474,468  $   541,649
     Dow Jones U.S. Consumer Cyclical Sector             -      214,348      640,467      854,815
     Dow Jones U.S. Consumer Non-Cyclical Sector    12,169      410,794      786,981    1,209,944
     Dow Jones U.S. Financial Sector                     -      146,667    1,198,744    1,345,411
     Dow Jones U.S. Industrial Sector                    -    4,102,570    1,969,601    6,072,171
     Dow Jones U.S. Financial Services                   -      138,646      506,488      645,134
     Dow Jones U.S. Real Estate                          -            -      818,229      818,229

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2003, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended October 31, 2003 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at October 31, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

                                                                       ADVISORY
     iSHARES INDEX FUND                                                     FEE
     --------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector                                 0.60%
     Dow Jones U.S. Consumer Cyclical Sector                               0.60
     Dow Jones U.S. Consumer Non-Cyclical Sector                           0.60
     Dow Jones U.S. Financial Sector                                       0.60
     Dow Jones U.S. Industrial Sector                                      0.60
     Dow Jones U.S. Financial Services                                     0.60
     Dow Jones U.S. Real Estate                                            0.60
     Cohen & Steers Realty Majors                                          0.35

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2003, BGI earned securities lending agent fees as follows:

                                                             SECURITIES LENDING
     iSHARES INDEX FUND                                              AGENT FEES
     --------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector                   $            4,571
     Dow Jones U.S. Consumer Cyclical Sector                              4,154
     Dow Jones U.S. Consumer Non-Cyclical Sector                          3,228
     Dow Jones U.S. Financial Sector                                      4,881
     Dow Jones U.S. Industrial Sector                                     2,292
     Dow Jones U.S. Financial Services                                    2,826
     Dow Jones U.S. Real Estate                                           8,695
     Cohen & Steers Realty Majors                                        12,842

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS                                             61
iSHARES TRUST

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed in the five months ended September 30, 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the month of October 2003.

As of October 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended October 31, 2003, were as follows:

     iSHARES INDEX FUND                              PURCHASES         SALES
     -----------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector        $  6,483,342  $  6,221,948
     Dow Jones U.S. Consumer Cyclical Sector         3,739,525     3,695,653
     Dow Jones U.S. Consumer Non-Cyclical Sector     3,650,536     3,613,904
     Dow Jones U.S. Financial Sector                 6,314,463     6,145,680
     Dow Jones U.S. Industrial Sector                  862,673       552,905
     Dow Jones U.S. Financial Services               3,870,345     3,890,839
     Dow Jones U.S. Real Estate                     31,470,079    31,724,586
     Cohen & Steers Realty Majors                   17,432,821    18,317,939

In-kind transactions for the six months ended October 31, 2003, were as follows:

                                                        IN-KIND        IN-KIND
     iSHARES INDEX FUND                               PURCHASES          SALES
     -------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector        $ 113,561,652  $   3,655,257
     Dow Jones U.S. Consumer Cyclical Sector         61,017,724     65,225,777
     Dow Jones U.S. Consumer Non-Cyclical Sector     39,999,595      6,837,846
     Dow Jones U.S. Financial Sector                 32,047,119      4,066,855
     Dow Jones U.S. Industrial Sector                62,542,181     12,327,892
     Dow Jones U.S. Financial Services                        -     41,978,412
     Dow Jones U.S. Real Estate                     126,258,545     27,370,681
     Cohen & Steers Realty Majors                   189,968,811     28,373,710

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At October 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                        NET UNREALIZED
                                                                   TAX     UNREALIZED     UNREALIZED      APPRECIATION
     iSHARES INDEX FUND                                           COST   APPRECIATION   DEPRECIATION    (DEPRECIATION)
     -----------------------------------------------------------------------------------------------------------------
     Dow Jones U.S. Basic Materials Sector               $ 267,540,094   $ 18,914,338  $  (5,698,946)   $   13,215,392
     Dow Jones U.S. Consumer Cyclical Sector               167,539,358      8,095,059    (16,705,202)       (8,610,143)
     Dow Jones U.S. Consumer Non-Cyclical Sector           146,864,940      5,258,681     (8,984,916)       (3,726,235)
     Dow Jones U.S. Financial Sector                       195,694,667     21,547,099     (5,160,351)       16,386,748
     Dow Jones U.S. Industrial Sector                      162,020,999      7,058,724    (14,802,097)       (7,743,373)
     Dow Jones U.S. Financial Services                      85,473,017     10,068,188     (1,349,841)        8,718,347
     Dow Jones U.S. Real Estate                            343,148,981     26,284,039       (612,274)       25,671,765
     Cohen & Steers Realty Majors                          476,174,198     47,617,565              -        47,617,565

4.   iSHARES TRANSACTIONS

At October 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of October 31, 2003, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds, including money market funds managed by BGFA. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at October 31, 2003 and the value of the related collateral are disclosed in Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                             63

NOTES:

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTES:

NOTES                                                                         65

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered as of December 31, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG) iShares Lehman TIPS Bond Fund (TIP)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)
International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. or Cohen & Steers Capital Management. Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iSHARES(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iSHARES (1 800 474 2737) WWW.iSHARES.COM

                                                                        BARCLAYS
                                                                      iSHARES(R)

                     2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

        iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND

TABLE OF CONTENTS

Shareholder Letter ........................................................   1
Managers' Discussion & Analysis ...........................................   4
Schedules of Investments ..................................................  18
  iShares Dow Jones U.S. Total Market Index Fund ..........................  18
  iShares Dow Jones U.S. Energy Sector Index Fund .........................  40
  iShares Dow Jones U.S. Healthcare Sector Index Fund .....................  43
  iShares Dow Jones U.S. Technology Sector Index Fund .....................  47
  iShares Dow Jones U.S. Telecommunications Sector Index Fund .............  52
  iShares Dow Jones U.S. Utilities Sector Index Fund ......................  54
  iShares Dow Jones Transportation Average Index Fund .....................  57
Financial Statements ......................................................  58
Financial Highlights ......................................................  65
Notes to the Financial Statements .........................................  72
iShares Family of Funds ...................................................  78

TO OUR SHAREHOLDERS

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, the iShares family of funds recently launched the iShares Dow Jones Transportation Average and iShares Dow Jones Select Dividend Index Funds and in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI Emerging Markets Free Index. Last year, iShares launched the first fixed income exchange traded funds, which BUSINESS WEEK named one of the best new products of 2002./1/ iShares have added a Lehman Aggregate Bond Fund to their fixed income menu, enabling investors to track one of the most well known U.S. fixed income market indexes. iShares have also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation protected government securities.

With the addition of these iShares, investors can achieve even more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With over 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for the iShares family of funds continue to grow, and as of October 31, 2003, had reached $48.3 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss
Lee T. Kranefuss
PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES FOR iSHARES TRUST

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/ BUSINESS WEEK, 12/16/02.
/2/ Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

FOR COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, REQUEST A PROSPECTUS BY CALLING 1 800 iSHARES (1 800 474 2737). READ IT CAREFULLY BEFORE YOU INVEST.

THERE ARE RISKS INVOLVED WITH INVESTING, INCLUDING POSSIBLE LOSS OF PRINCIPAL. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company Inc., or Morgan Stanley Capital International. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

2                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                       THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
     ----------------------------------------------------------    -------------------------------
        YEAR ENDED 10/31/03           INCEPTION TO 10/31/03            INCEPTION TO 10/31/03
     -------------------------      ---------------------------    -------------------------------
      NAV      MARKET    INDEX       NAV      MARKET      INDEX      NAV        MARKET       INDEX
     22.95%    23.23%    23.22%     (7.35)%    (7.36)%    (7.18)%  (22.81)%     (22.83)%    (22.31)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                      TOP 10 FUND SECTORS (% of Net Assets)

               FINANCIAL                                         21.31%
               TECHNOLOGY                                        16.47%
               CONSUMER CYCLICAL                                 14.69%
               HEALTHCARE                                        13.21%
               INDUSTRIAL                                        11.49%
               CONSUMER NON-CYCLICAL                              8.48%
               ENERGY                                             5.67%
               TELECOMMUNICATIONS                                 3.03%
               UTILITIES                                          2.94%
               BASIC MATERIALS                                    2.54%

The iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 17.27%, while the Index returned 17.42%.

Equity markets rebounded during the reporting period. As the economic outlook began to offer some signs of encouragement, stocks climbed. In late June, the Federal Reserve Board cut short-term interest rates by 0.25% to the lowest level in 45 years, in an effort to stimulate the economy. Second quarter Gross Domestic Product ("GDP") figures revealed renewed signs of growth. After several revisions, third quarter GDP growth was ultimately reported to be a 3.3% annual rate. In October, initial third quarter GDP annual growth was reported at an even more encouraging 7.2%. However, this number did include some non-recurring items such as a refinancing boom spurred by the historically low interest rates.

Corporate earnings also provided cause for optimism. As corporate second quarter announcements were released, positive surprises outnumbered negative surprises by almost five to one. Third quarter earnings reports came in about 6% above most analyst expectations, in contrast to the past several years, when earnings generally fell short of most analyst estimates. Throughout the reporting period,

4                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
announcements increasingly showed higher earnings levels and stabilizing earnings expectations. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods.

Among the Index's ten largest weightings, performance was largely positive during the reporting period. Intel Corp. (1.85% of the Index as of October 31, 2003) returned 79.37%, and Citigroup Inc. (2.09% of the Index as of October 31,
2003) gained 20.76%. International Business Machines Corp. (1.33% of the Index as of October 31, 2003) rose 5.39%. American International Group Inc. and Wal-Mart Stores Inc. (respectively 1.36% and 2.22% of the Index as of October 31, 2003) gained 4.97% and 4.67%. On the negative side, Johnson & Johnson (1.28% of the Index as of October 31, 2003) declined 10.70%, and General Electric Co., the largest weighting at 2.48% of the Index as of October 31, 2003, fell 1.49% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                5

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
     ----------------------------------------------------------    -------------------------------
        YEAR ENDED 10/31/03           INCEPTION TO 10/31/03            INCEPTION TO 10/31/03
     -------------------------      ---------------------------    -------------------------------
      NAV      MARKET    INDEX       NAV      MARKET      INDEX      NAV        MARKET       INDEX
     14.99%     14.97%   14.81%     (3.21)%    (3.20)%    (2.64)%   (10.47)%    (10.44)%     (8.68)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

               EXXON MOBIL CORP.                                 23.47%
               CHEVRONTEXACO CORP.                               22.64%
               SCHLUMBERGER LTD.                                  4.87%
               CONOCOPHILLIPS                                     4.84%
               OCCIDENTAL PETROLEUM CORP.                         4.22%
               BURLINGTON RESOURCES INC.                          2.62%
               APACHE CORP.                                       2.43%
               BAKER HUGHES INC.                                  2.39%
               ANADARKO PETROLEUM CORP.                           2.34%
               MURPHY OIL CORP.                                   2.34%

The iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 11.67%, while the Index returned 9.70%.

Portfolio management constraints can restrict the investment advisor's ability to hold a given index component at its benchmark weight, resulting in differences between the Fund's holdings and the securities in the Index. One such constraint, the "Single Issuer Rule", generally prohibits a fund from investing more than 25% of the value of a fund's total assets in the securities of a single issuer. To comply with this Rule, the Fund was obligated to underweight its investment in the Index's largest constituent, Exxon Mobil Corp., and to overweight its investment in ChevronTexaco Corp., which outperformed the benchmark during the reporting period. This had a positive impact on the Fund's performance relative to the Index's, and was a major factor in the Fund's outperformance of the Index by 1.97 percentage points.

Equity markets reversed course during the reporting period. Responding positively to encouraging economic news, stocks generally led an upward march throughout the reporting period. Gross Domestic Product ("GDP") growth for the second quarter was revised upward several times, ultimately showing an annual growth rate of 3.3%. Initial third quarter GDP growth was reported at an even more encouraging 7.2%

6                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
annual rate, although the figure includes some non-recurring items such as a mortgage-refinancing boom. Corporate earnings growth also was strong and consistent, in some cases reaching double-digit growth rates and exceeding most analyst expectations during the reporting period.

Oil prices experienced a volatile period. The war in Iraq elevated oil prices as it created instability in the region. After the official end of the war, oil prices drifted downward as a result of resumed production in Iraq and higher inventories in the U.S. and Europe, as well as increased production in Russia. In August alone, the price of crude oil dropped 13%, to just over $25 per barrel. Fearing further price erosion and rising inventories, the Organization of Petroleum Exporting Countries (OPEC) decided to cut production by 3%-5%, effective November 1, 2003.

Among the Index's ten largest constituents, performance was mostly positive during the reporting period. The best performer was Apache Corp. (1.79% of the Index as of October 31, 2003), which gained 21.78%. The three largest constituents, diversified oil companies Exxon Mobil Corp. (38.84% of the Index as of October 31, 2003), ChevronTexaco Corp. (12.61% of the Index as of October 31, 2003), and ConocoPhillips (6.14% of the Index as of October 31, 2003), returned 3.92%, 18.29%, and 13.62%, respectively. Occidental Petroleum Corp. (2.15% of the Index as of October 31, 2003) climbed 18.12%. The only negative performer among the ten largest constituents was Anadarko Petroleum Corp. (1.72% of the Index as of October 31, 2003), which declined 1.76% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                7

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                   CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------   ------------------------------
        YEAR ENDED 10/31/03            INCEPTION TO 10/31/03          INCEPTION TO 10/31/03
     --------------------------   ------------------------------   ------------------------------
      NAV      MARKET    INDEX      NAV        MARKET     INDEX     NAV       MARKET        INDEX
     9.54%       9.56%   10.19%   (2.69)%       (2.69)%   (2.08)%  (8.83)%     (8.84)%      (6.87)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/16/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                               [CHART APPERS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

               PFIZER INC.                                       17.09%
               JOHNSON & JOHNSON                                 10.38%
               MERCK & CO. INC.                                   6.89%
               AMGEN INC.                                         5.48%
               ABBOTT LABORATORIES                                4.62%
               LILLY (ELI) & CO.                                  4.44%
               WYETH                                              4.06%
               MEDTRONIC INC.                                     3.85%
               BRISTOL-MYERS SQUIBB CO.                           3.41%
               UNITEDHEALTH GROUP INC.                            2.11%

The iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 5.22%, while the Index returned 5.53%.

Stocks were lifted by an official end to the war in Iraq and improving economic conditions during the reporting period. In particular, second quarter Gross Domestic Product ("GDP") figures revealed an economy growing at an annual rate of 3.3%, well above the 1.5% originally predicted. Initial third quarter GDP reports, released in October, reflected an even more robust 7.2% annual growth rate. Corporate earnings growth was also encouraging. Third quarter earnings were about 6% ahead of most analyst expectations, compared to the last several years, when earnings generally fell short of most analyst estimates. On the negative side, jobless claims remained high throughout the reporting period.

Healthcare companies posted mixed results for the reporting period. Biotechnology and medical technology companies generally performed well, continuing to benefit from renewed investor interest in growth-related stocks. Pharmaceutical company shares were mixed, as the proposed Medicare legislation generated mixed implications for the industry. On the one hand, many may benefit from federal subsidies to

8                                2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
help Medicare patients pay for prescription drugs. On the other hand, the threat of generic drugs may increase, as pharmaceutical companies' ability to block this competition may be limited.

Among the Index's ten largest constituents, performance was mixed over the reporting period. The strongest performer was biotech company Genentech Inc. (2.79% of the Index as of October 31, 2003), which gained 115.77%. Abbott Laboratories and Eli Lilly and Co. (respectively 4.38% and 4.92% of the Index as of October 31, 2003) returned 4.90% and 4.39%. The largest constituent at 16.18% of the Index as of October 31, 2003, Pfizer Inc. climbed 2.76%. On the downside, Merck & Co. Inc. (6.53% of the Index as of October 31, 2003) declined 19.64%, and Johnson & Johnson (9.83% of the Index as of October 31, 2003) fell 10.70% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                                9

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------   -------------------------------
        YEAR ENDED 10/31/03            INCEPTION TO 10/31/03           INCEPTION TO 10/31/03
     --------------------------   ------------------------------   -------------------------------
      NAV      MARKET    INDEX      NAV        MARKET      INDEX      NAV         MARKET     INDEX
     46.35%     46.37%   47.25%   (22.97)%     (22.99)%   (22.53)%  (59.53)%      (59.57)%  (58.65)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (5/15/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

               MICROSOFT CORP.                                   14.68%
               INTEL CORP.                                       12.02%
               INTERNATIONAL BUSINESS MACHINES CORP.              8.61%
               CISCO SYSTEMS INC.                                 8.20%
               DELL INC.                                          4.55%
               HEWLETT-PACKARD CO.                                3.40%
               TEXAS INSTRUMENTS INC.                             2.78%
               ORACLE CORP.                                       2.66%
               APPLIED MATERIALS INC.                             2.14%
               QUALCOMM INC.                                      2.10%

The iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 33.48%, while the Index returned 33.87%.

Equity markets rebounded during the reporting period, as the war in Iraq came to an official close and economic conditions appeared to improve. In June, the Federal Reserve Board cut interest rates to 1.00%, the lowest level in 45 years, in an effort to stimulate the economy. Gross Domestic Product ("GDP") growth for the second quarter, originally estimated at 1.5%, ultimately revealed a 3.3% annual rate. Initial third quarter GDP annual growth was reported at 7.2%. Although some of this growth was the result of nonrecurring items, such as a mortgaging refinancing boom due to historically low rates, markets responded positively. Corporate earnings announcements provided additional encouragement in the form of increased earnings levels and stabilizing earnings expectations.

After being the market laggards in recent reporting periods, information technology stocks rebounded to be among the market's best performers during the reporting period. Both global PC sales and global chip sales levels climbed throughout the reporting period, contributing

10                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
to a rally in the technology sector. For the third quarter, PC sales in the U.S. jumped 16.1% as compared with the third quarter of 2002, led by notebook PC sales, which have a higher profit margin than desktop computers.

Reflecting the strength of the rebound in technology shares, all of the Index's ten largest weightings logged gains during the reporting period. Intel Corp. (11.43% of the Index as of October 31, 2003) led the way with a 79.37% gain. Applied Materials Inc. (2.04% of the Index as of October 31, 2003) climbed 59.58%, and Texas Instruments Inc. (2.65% of the Index as of October 31, 2003) returned 56.41%. QUALCOMM Inc. (2.00% of the Index as of October 31, 2003) rose 48.96%. The weakest performance among the ten largest weightings came from Oracle Corp. (3.32% of the Index as of October 31, 2003), which returned 0.76% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                               11

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------   -------------------------------
        YEAR ENDED 10/31/03            INCEPTION TO 10/31/03           INCEPTION TO 10/31/03
     --------------------------   ------------------------------   -------------------------------
      NAV      MARKET    INDEX     NAV        MARKET       INDEX      NAV         MARKET     INDEX
     11.70%     11.13%    3.34%   (24.79)%    (24.76)%    (21.95)%  (62.54)%      (62.48)%   (57.37)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (5/22/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/26/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

            VERIZON COMMUNICATIONS INC.                       21.70%
            SBC COMMUNICATIONS INC.                           18.93%
            BELLSOUTH CORP.                                    7.27%
            CITIZENS COMMUNICATIONS CO.                        4.74%
            NEXTEL COMMUNICATIONS INC. CLASS A                 4.71%
            TELEPHONE & DATA SYSTEMS INC.                      4.70%
            CENTURYTEL INC.                                    4.63%
            ALLTEL CORP.                                       4.49%
            AT&T CORP.                                         4.40%
            AT&T WIRELESS SERVICES INC.                        4.28%

The iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period"), the Fund returned 10.14%, while the Index returned 6.54%.

Portfolio management constraints can restrict the investment advisor's ability to hold a given index component at its benchmark weight, resulting in differences between the Fund's holdings and the securities in the Index. One such constraint, the "5/50 Rule", precludes the sum of all the securities weighted over 5% in a fund's portfolio from exceeding 50% of a fund's total assets. To comply with the 5/50 Rule, the Fund was obligated to underweight the Index's three largest constituents, which underperformed the benchmark during the reporting period. This had a positive impact on the Fund's performance relative to the Index's and was a major factor in the Fund's ability to outperform the Index by 3.60 percentage points during the reporting period.

Investors finally found cause for optimism during the reporting period. Following an official conclusion to the war in Iraq, markets reversed course and headed upward throughout the period. Economic news and corporate earnings announcements also provided cause for encouragement. Second quarter GDP annual growth rates were 3.3%, and initial third quarter GDP annual growth was reported at 7.2%. As

12                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
corporate second quarter announcements were released, positive surprises outnumbered negative surprises by almost five to one. Third quarter earnings reports came in about 6% above most analyst expectations, in contrast to the past several years, when earnings generally fell short of most analyst estimates.

Telecommunications shares generally rebounded from lows reached in previous reporting periods. The renewed interest in growth shares and improving earnings levels contributed to the sector's performance. In addition, many telecommunications companies that had suffered from overcapacity issues following the bursting of the technology bubble benefited from renewed demand during the reporting period.

Among the Index's ten largest constituents, performance was largely positive over the reporting period. Nextel Communications Inc. Class A shares (7.08% of the Index as of October 31, 2003) was the best performer, logging a 63.35% gain. Sprint Corp. (FON Group) (4.26% of the Index as of October 31, 2003) returned 39.01%, and CenturyTel Inc. (1.50% of the Index as of October 31, 2003) climbed 21.39%. AT&T Wireless Services Inc. (5.79% of the Index as of October 31, 2003) gained 12.23%. Verizon Communications Inc., the largest constituent at 27.30% of the Index as of October 31, 2003, had the worst performance among the ten largest constituents with a 10.11% decline. Qwest Communications International Inc. (1.76% of the Index as of October 31, 2003) fell 6.37% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                               13

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
Performance as of 10/31/03

                      AVERAGE ANNUAL TOTAL RETURNS                    CUMULATIVE TOTAL RETURNS
     -----------------------------------------------------------   -------------------------------
        YEAR ENDED 10/31/03            INCEPTION TO 10/31/03           INCEPTION TO 10/31/03
     --------------------------   ------------------------------   -------------------------------
      NAV      MARKET    INDEX      NAV        MARKET     INDEX      NAV         MARKET      INDEX
     22.53%    22.43%    23.32%   (4.13)%      (4.14)%    (3.66)%  (13.33)%     (13.36)%     (11.87)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (6/12/00). "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/19/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

            SOUTHERN COMPANY                                  6.69%
            EXELON CORP.                                      6.37%
            DOMINION RESOURCES INC.                           6.15%
            DUKE ENERGY CORP.                                 5.09%
            ENTERGY CORP.                                     3.79%
            FIRSTENERGY CORP.                                 3.48%
            AMERICAN ELECTRIC POWER CO. INC.                  3.46%
            FPL GROUP INC.                                    3.32%
            PROGRESS ENERGY INC.                              3.26%
            PG&E CORP.                                        2.92%

The iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the "Index"). For the six-month period ended October 31, 2003 (the "reporting period") the Fund returned 12.48%, while the Index returned 12.83%.

Equity markets staged a rebound during the reporting period. In response to the official conclusion to the war in Iraq and the release of encouraging economic news, stocks generally trended upward throughout the reporting period. Gross Domestic Product ("GDP") growth for the second quarter was revised upward several times, ultimately showing an annual growth rate of 3.3%. For the third quarter, initial reports revealed an even stronger 7.2% annual growth rate. Corporate earnings announcements were also encouraging, showing both higher earnings levels and stabilizing earnings expectations. In addition, earnings expectations have become more accurate than in previous reporting periods. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods.

14                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The utilities sector generally performed well during the reporting period, responding largely to the signs of economic recovery. As economic conditions improved, so did the demand for industrial production, which in turn meant higher demand for power. The sector in general also began to recover from the scandals that had surrounded utilities companies in previous reporting periods.

Reflecting the improved environment, the best performer among the Index's ten largest constituents was PG&E Corp. (3.05% of the Index as of October 31, 2003), which gained 63.22% during the reporting period. Exelon Corp. (6.24% of the Index as of October 31, 2003) returned 19.63%, and Entergy Corp. (3.70% of the Index as of October 31, 2003) climbed 15.64%. American Electric Power Co. Inc. (3.39% of the Index as of October 31, 2003) rose 6.86%, FPL Group Inc. (3.53% of the Index as of October 31, 2003) gained 4.71%, and Dominion Resources Inc. (6.01% of the Index as of October 31, 2003) returned 4.09% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                               15

MANAGERS' DISCUSSION & ANALYSIS

iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND
Performance as of 10/31/03

                               TOTAL RETURNS
                       -----------------------------
                           INCEPTION TO 10/31/03
                       -----------------------------
                        NAV       MARKET    INDEX
                       4.22%       4.30%    4.16%

"Total returns" represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/6/03).

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/10/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              [CHART APPEARS HERE]

                     TOP 10 FUND HOLDINGS (% of Net Assets)

            FEDEX CORP.                                       12.12%
            UNITED PARCEL SERVICE INC. CLASS B                11.84%
            UNION PACIFIC CORP.                                9.62%
            ROADWAY CORP.                                      7.96%
            CSX CORP.                                          4.68%
            BURLINGTON NORTHERN SANTA FE CORP.                 4.52%
            RYDER SYSTEM INC.                                  4.47%
            CNF INC.                                           4.44%
            EXPEDITORS INTERNATIONAL WASHINGTON INC.           4.41%
            YELLOW CORP.                                       4.40%

The iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the "Index"). For the period from the Fund's inception on October 6, 2003 through October 31, 2003 (the "reporting period"), the Fund returned 4.22%, while the Index returned 4.16%.

The Fund's inception came at a time when equities generally were trending upward, and this pattern continued through the end of October. During the month encouraging news on both the economic front and from corporate America offered cause for optimism. Initial third quarter Gross Domestic Product ("GDP") annual growth was reported at 7.2%, considerably higher than recent quarters and exceeding most analyst expectations. Corporate earnings growth was also strong and consistent, almost 6% ahead of most analyst estimates. Third quarter earnings were consistently strong across sectors, which may be indicative of a more sustainable earnings recovery than in previous reporting periods. Further, across all sectors, the number of companies that reported earnings that were equal to, or better than, most analyst expectations exceeded 50%.

The improving economic landscape generally translated into increased demand for transportation-related companies. In particular, airfreight and express shipping companies benefited from higher business activity levels.

16                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the Index's ten largest constituents, performance was mostly positive during the reporting period. The largest constituent at 11.35% of the Index as of October 31, 2003, FedEx Corp. was also the best performer, gaining 11.74%. United Parcel Service Inc. Class B (10.86% of the Index as of October 31, 2003) climbed 11.40%. CNF Inc. (5.24% of the Index as of October 31, 2003) rose 7.92%. CSX Corp. (4.77% of the Index as of October 31, 2003) returned 6.81%, and Union Pacific Corp. (9.37% of the Index as of October 31, 2003) gained 6.39%. Among the ten largest constituents, the sole negative performer was USF Corp. (4.78% of the Index as of October 31, 2003), which declined 6.42% during the reporting period.

MANAGERS' DISCUSSION & ANALYSIS                                               17

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.85%
General Electric Co.                             255,279      $   7,405,644
Microsoft Corp.                                  258,718          6,765,476
Pfizer Inc.                                      199,654          6,309,066
Exxon Mobil Corp.                                171,268          6,264,983
Citigroup Inc.                                   131,907          6,252,392
Intel Corp.                                      167,563          5,537,957
Wal-Mart Stores Inc.                              69,467          4,095,080
International Business Machines Corp.             44,322          3,965,933
Johnson & Johnson                                 76,148          3,832,529
Cisco Systems Inc./1/                            180,019          3,776,799
American International Group Inc.                 58,773          3,575,162
Procter & Gamble Co.                              33,166          3,259,886
Bank of America Corp.                             38,397          2,907,805
Coca-Cola Co. (The)                               58,116          2,696,582
Merck & Co. Inc.                                  57,527          2,545,570
Wells Fargo & Company                             42,989          2,421,140
Altria Group Inc.                                 51,959          2,416,093
Verizon Communications Inc.                       70,630          2,373,168
Home Depot Inc.                                   60,788          2,253,411
PepsiCo Inc.                                      44,098          2,108,766
Dell Inc./1/                                      58,089          2,098,175
SBC Communications Inc.                           85,216          2,043,480
ChevronTexaco Corp.                               27,415          2,036,934
Amgen Inc./1/                                     32,820          2,026,963
JP Morgan Chase & Co.                             52,102          1,870,462
Abbott Laboratories                               40,093          1,708,764
Time Warner Inc./1/                              111,396          1,703,245
Lilly (Eli) & Co.                                 24,647          1,641,983
Fannie Mae                                        22,688          1,626,503
Hewlett-Packard Co.                               70,364          1,569,821
Wachovia Corp.                                    34,117          1,564,947
Viacom Inc. Class B                               38,995          1,554,731
Wyeth                                             34,023          1,501,775
3M Co.                                            18,370          1,448,842
Medtronic Inc.                                    31,198          1,421,693
Morgan Stanley                                    25,428          1,395,234
American Express Co.                              29,301          1,375,096
U.S. Bancorp                                      49,179          1,338,652
Merrill Lynch & Co. Inc.                          21,885          1,295,592
Texas Instruments Inc.                            44,437          1,285,118
Bristol-Myers Squibb Co.                          49,748          1,262,107
BellSouth Corp.                                   47,446          1,248,304
Oracle Corp./1/                                  102,796          1,229,440
Bank One Corp.                                    28,957          1,229,225
Walt Disney Co. (The)                             52,441          1,187,264
Comcast Corp. Class A/1/                          32,242          1,093,649
FleetBoston Financial Corp.                       26,948          1,088,430
Tyco International Ltd.                           51,271          1,070,538
Lowe's Companies Inc.                             18,125          1,068,106
Anheuser-Busch Companies Inc.                     21,433          1,055,790
Washington Mutual Inc.                            23,811          1,041,731
Du Pont (E.I.) de Nemours and Co.                 25,524          1,031,170
United Technologies Corp.                         12,022          1,018,143
Freddie Mac                                       17,793            998,721
Applied Materials Inc./1/                         42,144            984,905
United Parcel Service Inc. Class B                13,553            982,864
QUALCOMM Inc.                                     20,361            967,148
Walgreen Co.                                      26,338            917,089
ConocoPhillips                                    15,827            904,513
Dow Chemical Co. (The)                            23,422            882,775
Target Corp.                                      21,139            840,064
McDonald's Corp.                                  32,612            815,626
EMC Corp./1/                                      58,772            813,399
Motorola Inc.                                     59,695            807,673
UnitedHealth Group Inc.                           15,335            780,245
Gillette Co. (The)                                23,872            761,517
Comcast Corp. Special Class A/1/                  22,708            740,735
MBNA Corp.                                        29,042            718,790
Fifth Third Bancorp                               12,394            718,356
Goldman Sachs Group Inc. (The)                     7,632            716,645
Allstate Corp. (The)                              18,090            714,555
Boeing Co. (The)                                  18,352            706,368
Schlumberger Ltd.                                 14,847            697,364
Kimberly-Clark Corp.                              13,074            690,438
Alcoa Inc.                                        21,681            684,469
Colgate-Palmolive Co.                             12,863            684,183
Cardinal Health Inc.                              11,462            680,155
First Data Corp.                                  19,039            679,692
Caterpillar Inc.                                   8,808            645,450
Liberty Media Corp. Class A/1/                    63,196            637,648
Yahoo! Inc./1/                                    14,205            620,759

18                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Honeywell International Inc.                      20,201      $     618,353
Nextel Communications Inc. Class A/1/             25,524            617,681
eBay Inc./1/                                      11,016            616,235
Bank of New York Co. Inc. (The)                   19,733            615,472
Emerson Electric Co.                              10,799            612,843
Clear Channel Communications Inc.                 14,332            585,032
Gannett Co. Inc.                                   6,930            582,882
Automatic Data Processing Inc.                    15,308            577,724
Schering-Plough Corp.                             37,640            574,763
Sysco Corp.                                       16,665            560,944
Marsh & McLennan Companies Inc.                   13,060            558,315
Southern Company                                  18,573            553,475
BB&T Corp.                                        14,118            545,943
Prudential Financial Inc.                         14,101            544,863
Ford Motor Company                                44,870            544,273
FedEx Corp.                                        7,096            537,593
Cendant Corp./1/                                  26,114            533,509
Exelon Corp.                                       8,251            523,526
National City Corp.                               15,699            512,729
Boston Scientific Corp./1/                         7,537            510,406
Dominion Resources Inc.                            8,251            508,262
General Motors Corp.                              11,838            505,127
Illinois Tool Works Inc.                           6,718            494,109
International Paper Co.                           12,221            480,896
AFLAC Inc.                                        13,120            478,618
Forest Laboratories Inc./1/                        9,308            465,493
InterActiveCorp/1/                                12,608            462,840
HCA Inc.                                          11,989            458,579
SLM Corp.                                         11,627            455,313
Genentech Inc./1/                                  5,516            452,147
Lehman Brothers Holdings Inc.                      6,252            450,144
State Street Corp.                                 8,527            446,474
Kohls Corp./1/                                     7,662            429,608
Lockheed Martin Corp.                              9,179            425,538
Duke Energy Corp.                                 23,235            421,715
AT&T Wireless Services Inc./1/                    57,483            416,752
Maxim Integrated Products Inc.                     8,365            415,824
SunTrust Banks Inc.                                6,176            414,224
Analog Devices Inc./1/                             9,294            412,003
Costco Wholesale Corp./1/                         11,603            410,398
Union Pacific Corp.                                6,522            408,277
Avon Products Inc.                                 6,002            407,896
Newmont Mining Corp.                               9,303            407,285
Guidant Corp.                                      7,976            406,856
Baxter International Inc.                         15,131            402,182
Amazon.com Inc./1/                                 7,364            400,749
Hartford Financial Services Group Inc.             7,198            395,170
Veritas Software Corp./1/                         10,902            394,107
Northrop Grumman Corp.                             4,403            393,628
Waste Management Inc.                             15,128            392,118
Best Buy Co. Inc./1/                               6,708            391,143
Zimmer Holdings Inc./1/                            6,098            389,113
Omnicom Group Inc.                                 4,851            387,110
PNC Financial Services Group                       7,197            385,543
Sara Lee Corp.                                    18,958            377,833
Alltel Corp.                                       7,931            374,898
Deere & Co.                                        6,160            373,419
Electronic Arts Inc./1/                            3,760            372,390
Corning Inc./1/                                   33,906            372,288
Sprint Corp. (FON Group)                          23,199            371,184
AT&T Corp.                                        19,952            370,908
Harley-Davidson Inc.                               7,719            365,958
Countrywide Financial Corp.                        3,460            363,715
Progressive Corp. (The)                            4,892            361,030
Schwab (Charles) Corp. (The)                      26,399            357,970
General Dynamics Corp.                             4,259            356,478
Sears, Roebuck and Co.                             6,721            353,726
Southwest Airlines Co.                            18,160            352,304
CVS Corp.                                         10,010            352,152
Capital One Financial Corp.                        5,757            350,026
Occidental Petroleum Corp.                         9,872            348,087
WellPoint Health Networks Inc./1/                  3,892            345,999
Linear Technology Corp.                            8,045            342,797
Carnival Corp.                                     9,782            341,490
Lucent Technologies Inc./1/                      105,910            338,912
Weyerhaeuser Co.                                   5,595            336,987
General Mills Inc.                                 7,486            335,747
Staples Inc./1/                                   12,497            335,170
Paychex Inc.                                       8,591            334,362
Masco Corp.                                       12,144            333,960
Golden West Financial Corp.                        3,321            333,528
General Motors Corp. Class H/1/                   20,038            329,224

SCHEDULES OF INVESTMENTS                                                      19
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Mellon Financial Corp.                            10,978      $     327,913
Sun Microsystems Inc./1/                          82,634            327,231
ConAgra Foods Inc.                                13,655            325,535
McGraw-Hill Companies Inc. (The)                   4,854            324,975
Heinz (H.J.) Co.                                   9,073            320,549
Chubb Corp.                                        4,777            319,151
Bed Bath & Beyond Inc./1/                          7,541            318,532
Gap Inc. (The)                                    16,498            314,782
Entergy Corp.                                      5,802            312,728
Starbucks Corp./1/                                 9,862            311,639
KeyCorp                                           10,938            308,999
Kroger Co./1/                                     17,549            306,932
Praxair Inc.                                       4,157            289,244
Equity Office Properties Trust                    10,259            287,355
Apache Corp.                                       4,114            286,828
American Electric Power Co. Inc.                  10,119            285,255
FirstEnergy Corp.                                  8,281            284,784
International Game Technology Inc.                 8,668            283,877
Stryker Corp.                                      3,485            282,668
Raytheon Co.                                      10,613            281,032
Gilead Sciences Inc./1/                            5,134            280,214
Agilent Technologies Inc./1/                      11,223            279,677
Anadarko Petroleum Corp.                           6,409            279,561
KLA-Tencor Corp./1/                                4,857            278,452
FPL Group Inc.                                     4,339            276,568
Computer Associates International Inc.            11,750            276,360
Xilinx Inc./1/                                     8,717            276,329
SouthTrust Corp.                                   8,653            275,598
TJX Companies Inc.                                13,090            274,759
Burlington Northern Santa Fe Corp.                 9,477            274,264
Nike Inc. Class B                                  4,280            273,492
St. Jude Medical Inc./1/                           4,660            271,026
Devon Energy Corp.                                 5,568            270,048
Progress Energy Inc.                               6,192            266,875
Halliburton Co.                                   11,086            264,734
Electronic Data Systems Corp.                     12,324            264,350
Ingersoll-Rand Co. Class A                         4,362            263,465
Genzyme Corp. - General Division/1/                5,715            262,318
Allergan Inc.                                      3,444            260,435
Tribune Co.                                        5,294            259,671
Hancock (John) Financial Services Inc.             7,324            258,903
Adobe Systems Inc.                                 5,902            258,744
Principal Financial Group Inc.                     8,237            258,230
Symantec Corp./1/                                  3,853            256,802
MetLife Inc.                                       8,143            255,690
ACE Ltd.                                           7,070            254,520
Yum! Brands Inc./1/                                7,428            253,592
Burlington Resources Inc.                          5,180            251,955
PPG Industries Inc.                                4,367            251,758
Pitney Bowes Inc.                                  6,063            249,189
Fortune Brands Inc.                                3,775            245,941
Air Products & Chemicals Inc.                      5,413            245,804
Johnson Controls Inc.                              2,285            245,706
PG&E Corp./1/                                      9,971            243,791
Northern Trust Corp.                               5,246            243,677
XL Capital Ltd. Class A                            3,499            243,181
Lexmark International Inc./1/                      3,281            241,514
Baker Hughes Inc.                                  8,545            241,482
Safeway Inc./1/                                   11,409            240,730
Anthem Inc./1/                                     3,511            240,258
Intuit Inc./1/                                     4,806            240,204
Danaher Corp.                                      2,890            239,436
PACCAR Inc.                                        3,006            237,354
EchoStar Communications Corp./1/                   6,191            237,239
Becton, Dickinson & Co.                            6,473            236,653
Biomet Inc.                                        6,545            234,704
Public Service Enterprise Group Inc.               5,725            233,981
Medco Health Solutions Inc./1/                     7,012            232,798
Marathon Oil Corp.                                 7,856            232,302
Consolidated Edison Inc.                           5,715            231,286
Aetna Inc.                                         3,984            228,721
Federated Department Stores Inc.                   4,786            227,574
Apollo Group Inc. Class A/1/                       3,565            226,484
M&T Bank Corp.                                     2,398            225,172
St. Paul Companies Inc.                            5,829            222,260
Mattel Inc.                                       11,281            218,400
Network Appliance Inc./1/                          8,822            217,727
MBIA Inc.                                          3,649            217,517
Comerica Inc.                                      4,208            216,628
AmSouth Bancorp                                    9,106            215,084
McKesson Corp.                                     7,103            215,008
Archer-Daniels-Midland Co.                        14,911            213,973

20                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Xerox Corp./1/                                    20,066      $     210,693
Regions Financial Corp.                            5,722            210,284
Travelers Property Casualty Corp. Class A         12,865            209,700
Kraft Foods Inc.                                   7,199            209,491
Unocal Corp.                                       6,561            207,852
May Department Stores Co. (The)                    7,429            207,715
Travelers Property Casualty Corp. Class B         12,683            207,621
Micron Technology Inc./1/                         14,309            205,191
CIGNA Corp.                                        3,593            204,981
SunGard Data Systems Inc./1/                       7,279            204,176
Marriott International Inc. Class A                4,709            203,429
Norfolk Southern Corp.                            10,061            202,729
Equity Residential                                 6,857            200,567
Kellogg Co.                                        6,040            200,105
Dover Corp.                                        5,120            199,782
Apple Computer Inc./1/                             8,717            199,532
Block (H & R) Inc.                                 4,236            199,473
Limited Brands Inc.                               11,308            199,021
Wrigley (William Jr.) Co.                          3,504            197,626
Altera Corp./1/                                    9,714            196,514
Ambac Financial Group Inc.                         2,760            195,242
Marshall & Ilsley Corp.                            5,408            193,715
Eaton Corp.                                        1,932            193,664
Bear Stearns Companies Inc. (The)                  2,536            193,370
National Semiconductor Corp./1/                    4,740            192,586
Accenture Ltd./1/                                  8,230            192,582
Simon Property Group Inc.                          4,223            190,373
Moody's Corp.                                      3,278            189,567
TXU Corp.                                          8,278            188,904
Computer Sciences Corp./1/                         4,744            187,957
Clorox Co.                                         4,128            186,998
Ameren Corp.                                       4,164            185,923
Charter One Financial Inc.                         5,800            185,368
Broadcom Corp. Class A/1/                          5,737            183,297
Synovus Financial Corp.                            6,594            181,994
Univision Communications Inc. Class A/1/           5,329            180,920
CIT Group Inc.                                     5,372            180,607
New York Times Co. Class A                         3,793            180,281
Family Dollar Stores Inc.                          4,109            179,193
Lincoln National Corp.                             4,481            178,926
PPL Corp.                                          4,469            178,402
Eastman Kodak Co.                                  7,260            177,362
PeopleSoft Inc./1/                                 8,513            176,730
Jefferson-Pilot Corp.                              3,698            176,543
Hershey Foods Corp.                                2,289            176,482
Cox Communications Inc. Class A/1/                 5,152            175,529
Tiffany & Co.                                      3,664            173,857
Fiserv Inc./1/                                     4,921            173,810
Starwood Hotels & Resorts Worldwide Inc.           5,151            173,743
CSX Corp.                                          5,392            171,573
Campbell Soup Co.                                  6,609            171,305
Dollar General Corp.                               7,618            171,176
Franklin Resources Inc.                            3,593            170,380
MedImmune Inc./1/                                  6,375            169,958
Caremark Rx Inc./1/                                6,745            168,962
Microchip Technology Inc.                          5,150            168,457
Monsanto Co.                                       6,724            168,436
Union Planters Corp.                               5,005            166,516
Mylan Laboratories Inc.                            6,878            166,092
Coach Inc./1/                                      4,672            165,716
Xcel Energy Inc.                                  10,072            165,181
Penney (J.C.) Co. Inc. (Holding Co.)               6,946            164,273
Albertson's Inc.                                   8,088            164,106
Tenet Healthcare Corp./1/                         11,855            163,599
SanDisk Corp./1/                                   2,027            163,376
Edison International/1/                            8,219            161,996
AmerisourceBergen Corp.                            2,838            161,113
AutoZone Inc./1/                                   1,671            160,583
ITT Industries Inc.                                2,359            160,388
DTE Energy Co.                                     4,340            160,059
Newell Rubbermaid Inc.                             6,988            159,326
Transocean Inc./1/                                 8,291            159,104
Novellus Systems Inc./1/                           3,835            158,347
Affiliated Computer Services Inc.
 Class A/1/                                        3,231            158,093
AON Corp.                                          7,088            155,227
Constellation Energy Group Inc.                    4,260            154,936
Biogen Inc./1/                                     3,826            154,838
Parker Hannifin Corp.                              3,021            153,980
Centex Corp.                                       1,576            153,660

SCHEDULES OF INVESTMENTS                                                      21
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Chiron Corp./1/                                    2,811      $     153,565
Sovereign Bancorp Inc.                             7,377            153,515
North Fork Bancorp Inc.                            3,933            153,308
Juniper Networks Inc./1/                           8,432            151,692
Hilton Hotels Corp.                                9,566            151,525
Cinergy Corp.                                      4,170            151,413
Knight Ridder Inc.                                 2,058            150,893
American Standard Companies Inc./1/                1,564            149,675
Interpublic Group of Companies Inc.               10,051            149,559
Georgia-Pacific Corp.                              5,650            148,482
UST Inc.                                           4,355            148,157
Rohm & Haas Co.                                    3,764            147,925
Cintas Corp.                                       3,455            147,390
First Tennessee National Corp.                     3,238            146,876
Cincinnati Financial Corp.                         3,578            146,412
Textron Inc.                                       2,942            146,188
IMS Health Inc.                                    6,147            144,639
Zions Bancorporation                               2,350            144,032
Siebel Systems Inc./1/                            11,383            143,312
Genuine Parts Co.                                  4,480            142,554
Popular Inc.                                       3,151            141,795
National Commerce Financial Corp.                  5,161            141,773
IDEC Pharmaceuticals Corp./1/                      4,013            140,977
D.R. Horton Inc.                                   3,542            140,972
Loews Corp.                                        3,273            140,739
KeySpan Corp.                                      4,020            140,579
Freeport-McMoRan Copper & Gold Inc.                3,614            140,042
Nabors Industries Ltd./1/                          3,678            139,028
NiSource Inc.                                      6,709            138,943
Quest Diagnostics Inc./1/                          2,041            138,074
Phelps Dodge Corp./1/                              2,233            137,865
General Growth Properties Inc.                     1,802            137,853
Legg Mason Inc.                                    1,654            137,696
BEA Systems Inc./1/                                9,866            137,137
Williams Companies Inc.                           13,444            137,129
Sanmina-SCI Corp./1/                              12,877            135,852
Avaya Inc./1/                                     10,486            135,689
Concord EFS Inc./1/                               12,661            135,346
Rockwell Automation Inc.                           4,339            134,726
Advanced Micro Devices Inc./1/                     8,863            134,718
AES Corp. (The)/1/                                15,374            134,523
QLogic Corp./1/                                    2,393            134,128
MeadWestvaco Corp.                                 5,149            133,462
Health Management Associates Inc. Class A          6,019            133,321
Lennar Corp. Class A                               1,445            132,723
Sempra Energy                                      4,771            132,634
Kinder Morgan Inc.                                 2,475            132,536
BJ Services Co./1/                                 4,035            132,388
MGIC Investment Corp.                              2,577            132,226
SAFECO Corp.                                       3,595            131,937
Murphy Oil Corp.                                   2,220            130,936
Avery Dennison Corp.                               2,456            129,136
T. Rowe Price Group Inc.                           3,138            129,129
Banknorth Group Inc.                               4,110            128,725
Vornado Realty Trust                               2,541            128,448
Laboratory Corp. of America Holdings/1/            3,623            128,435
RadioShack Corp.                                   4,266            127,937
Torchmark Corp.                                    2,902            127,340
Unisys Corp./1/                                    8,274            127,089
Ecolab Inc.                                        4,695            126,249
Applera Corp. - Applied Biosystems Group           5,457            125,948
ProLogis                                           4,223            124,747
Plum Creek Timber Co. Inc.                         4,713            124,188
CenturyTel Inc.                                    3,467            123,945
Radian Group Inc.                                  2,343            123,945
Coca-Cola Enterprises Inc.                         6,142            123,823
Cooper Industries Ltd.                             2,333            123,416
Valero Energy Corp.                                2,889            123,360
Harrah's Entertainment Inc.                        2,835            123,323
Qwest Communications International
 Inc./1/                                          34,912            123,239
Huntington Bancshares Inc.                         5,644            122,249
EOG Resources Inc.                                 2,901            122,248
Compass Bancshares Inc.                            3,223            121,765
Career Education Corp./1/                          2,272            121,666
Synopsys Inc./1/                                   3,826            121,361
JDS Uniphase Corp./1/                             34,144            121,211
Archstone-Smith Trust                              4,463            119,162
Noble Corp./1/                                     3,469            119,091
Office Depot Inc./1/                               7,965            118,917

22                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Dean Foods Co./1/                                  3,901      $     118,005
Solectron Corp./1/                                21,244            117,692
Everest Re Group Ltd.                              1,414            117,291
Rockwell Collins Inc.                              4,259            116,910
New York Community Bancorp Inc.                    3,217            116,455
Pulte Homes Inc.                                   1,340            115,923
Jabil Circuit Inc./1/                              4,148            115,522
Weatherford International Ltd./1/                  3,313            115,127
Barr Laboratories Inc./1/                          1,496            114,848
Jones Apparel Group Inc.                           3,328            114,816
Sealed Air Corp./1/                                2,146            114,232
Varian Medical Systems Inc./1/                     1,784            114,069
El Paso Corp.                                     15,411            113,117
L-3 Communications Holdings Inc./1/                2,401            112,223
Millennium Pharmaceuticals Inc./1/                 7,016            111,695
UNUMProvident Corp.                                6,804            111,381
Dollar Tree Stores Inc./1/                         2,915            111,295
GlobalSantaFe Corp.                                4,929            110,952
Scientific-Atlanta Inc.                            3,746            110,882
Delphi Corp.                                      12,390            110,271
Citrix Systems Inc./1/                             4,358            110,170
Whirlpool Corp.                                    1,562            110,074
Estee Lauder Companies Inc. Class A                2,933            109,665
XTO Energy Inc.                                    4,632            109,639
Watson Pharmaceuticals Inc./1/                     2,787            109,445
Amerada Hess Corp.                                 2,119            109,383
Boston Properties Inc.                             2,449            108,368
Teradyne Inc./1/                                   4,738            107,932
Kerr-McGee Corp.                                   2,593            107,610
Sherwin-Williams Co. (The)                         3,205            107,496
Bard (C.R.) Inc.                                   1,335            106,867
Alcon Inc.                                         1,937            106,748
R.J. Reynolds Tobacco Holdings Inc.                2,197            105,522
Cadence Design Systems Inc./1/                     6,855            105,498
Robert Half International Inc./1/                  4,464            105,395
DST Systems Inc./1/                                2,765            104,572
Old Republic International Corp.                   2,904            104,370
Wendy's International Inc.                         2,792            103,444
Mercury Interactive Corp./1/                       2,221            103,143
BMC Software Inc./1/                               5,934            103,133
Diebold Inc.                                       1,806            103,050
Lear Corp./1/                                      1,771            102,877
Harman International Industries Inc.                 799            102,432
AdvancePCS/1/                                      1,985            102,168
Leggett & Platt Inc.                               4,859            101,505
Waters Corp./1/                                    3,229            101,487
Expeditors International Washington Inc.           2,694            101,133
American Power Conversion Corp.                    4,996            101,069
Liz Claiborne Inc.                                 2,728            100,636
VeriSign Inc./1/                                   6,307            100,092
ENSCO International Inc.                           3,787             99,787
Fidelity National Financial Inc.                   3,222             99,624
Nucor Corp.                                        1,814             99,462
Kimco Realty Corp.                                 2,380             99,151
Wisconsin Energy Corp.                             3,024             99,036
Mohawk Industries Inc./1/                          1,336             99,024
Cablevision Systems Corp./1/                       4,896             98,899
Omnicare Inc.                                      2,565             98,342
Ameritrade Holding Corp./1/                        7,198             98,181
Marvell Technology Group Ltd./1/                   2,237             98,137
AutoNation Inc./1/                                 5,246             98,100
iStar Financial Inc.                               2,575             98,005
Republic Services Inc.                             4,215             97,999
Amdocs Ltd./1/                                     4,563             97,922
Patterson Dental Co./1/                            1,529             97,825
Ross Stores Inc.                                   1,941             97,069
Lincare Holdings Inc./1/                           2,487             96,844
Smith International Inc./1/                        2,594             96,575
VF Corp.                                           2,257             95,810
E*TRADE Financial Corp./1/                         9,297             95,759
Smurfit-Stone Container Corp.                      6,157             95,434
Duke Realty Corp.                                  3,258             95,394
PETsMART Inc.                                      3,714             95,116
GreenPoint Financial Corp.                         3,045             94,852
Grainger (W.W.) Inc.                               2,058             94,215
Hibernia Corp. Class A                             4,149             93,726
Lam Research Corp./1/                              3,252             93,462
Manpower Inc.                                      2,014             93,450
Scripps (E.W.) Co. Class A                           999             92,817
Health Net Inc./1/                                 2,935             92,717
SPX Corp./1/                                       1,926             92,679
TCF Financial Corp.                                1,772             92,463

SCHEDULES OF INVESTMENTS                                                      23
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Engelhard Corp.                                    3,228      $      92,256
Whole Foods Market Inc./1/                         1,557             92,237
Black & Decker Corp.                               1,927             92,130
Rouse Co. (The)                                    2,142             92,106
Citizens Communications Co./1/                     7,386             91,956
Pepsi Bottling Group Inc.                          4,125             91,946
NCR Corp./1/                                       2,537             91,180
Pactiv Corp./1/                                    4,117             90,780
Commerce Bancorp Inc.                              1,876             90,686
CDW Corp.                                          1,505             90,375
Intersil Corp. Class A                             3,489             89,981
Vulcan Materials Co.                               2,028             89,861
Thermo Electron Corp./1/                           4,069             89,437
Seagate Technology                                 3,888             89,346
Sprint Corp. (PCS Group)/1/                       20,516             89,245
PMI Group Inc. (The)                               2,322             88,770
SCANA Corp.                                        2,586             88,674
Dun & Bradstreet Corp./1/                          1,900             88,445
Celgene Corp./1/                                   2,112             88,049
LSI Logic Corp./1/                                 9,509             87,863
SUPERVALU Inc.                                     3,471             87,539
Equifax Inc.                                       3,573             87,324
Mercantile Bankshares Corp.                        2,056             87,113
Apartment Investment & Management Co.
 Class A                                           2,129             87,076
Hasbro Inc.                                        3,994             87,069
Express Scripts Inc./1/                            1,584             86,993
Tyson Foods Inc. Class A                           6,057             86,433
Hillenbrand Industries Inc.                        1,448             86,199
Pinnacle West Capital Corp.                        2,353             86,026
ServiceMaster Co. (The)                            7,485             85,853
White Mountains Insurance Group Ltd.                 202             85,648
Comverse Technology Inc./1/                        4,742             85,546
Public Storage Inc.                                2,134             85,360
CarMax Inc./1/                                     2,704             85,203
Janus Capital Group Inc.                           5,967             84,373
Sunoco Inc.                                        1,920             84,019
Humana Inc./1/                                     4,140             84,001
Williams-Sonoma Inc./1/                            2,372             83,803
Chico's FAS Inc./1/                                2,232             83,789
Darden Restaurants Inc.                            3,989             83,570
Energy East Corp.                                  3,710             83,289
Providian Financial Corp./1/                       7,495             83,269
Goodrich (B.F.) Co.                                3,000             82,860
JetBlue Airways Corp./1/                           1,430             82,482
Edwards (A.G.) Inc.                                2,031             82,255
IVAX Corp./1/                                      4,270             82,240
Pioneer Natural Resources Co./1/                   3,108             82,207
Maxtor Corp./1/                                    5,966             81,555
Telephone & Data Systems Inc.                      1,302             81,505
Ceridian Corp./1/                                  3,880             81,480
Energizer Holdings Inc./1/                         2,214             81,475
Sigma-Aldrich Corp.                                1,553             81,455
Oxford Health Plans Inc./1/                        2,007             81,284
Brinker International Inc./1/                      2,549             81,135
King Pharmaceuticals Inc./1/                       6,054             81,124
AvalonBay Communities Inc.                         1,762             80,471
Sabre Holdings Corp.                               3,666             80,322
Level 3 Communications Inc./1/                    14,865             80,122
Michaels Stores Inc.                               1,686             80,034
Fair Isaac Corp.                                   1,253             79,916
DENTSPLY International Inc.                        1,798             79,454
Agere Systems Inc. Class B/1/                     23,427             79,418
Pepco Holdings Inc.                                4,493             79,077
Invitrogen Corp./1/                                1,239             78,788
Nordstrom Inc.                                     2,577             78,573
Beckman Coulter Inc.                               1,579             78,397
Fluor Corp.                                        2,114             78,387
Doral Financial Corp.                              1,550             78,275
Iron Mountain Inc./1/                              2,043             78,124
Manor Care Inc.                                    2,346             78,075
CH Robinson Worldwide Inc.                         1,992             78,047
ChoicePoint Inc./1/                                2,213             77,544
PMC-Sierra Inc./1/                                 4,267             77,531
Garmin Ltd./1/                                     1,544             77,246
Check Point Software Technologies Ltd./1/          4,505             76,540
Royal Caribbean Cruises Ltd.                       2,570             76,355
International Rectifier Corp./1/                   1,587             75,748
Pall Corp.                                         3,233             75,652
Fastenal Co.                                       1,700             75,599
CIENA Corp./1/                                    11,786             75,548
Cognizant Technology Solutions Corp./1/            1,656             75,166

24                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                        1,671      $      75,162
Commerce Bancshares Inc.                           1,564             74,884
Outback Steakhouse Inc.                            1,781             74,802
Stanley Works (The)                                2,241             74,715
Donnelley (R.R.) & Sons Co.                        2,865             74,490
Health Care Property Investors Inc.                1,597             74,468
Gentex Corp.                                       1,905             74,390
Symbol Technologies Inc.                           5,944             74,241
Ball Corp.                                         1,316             73,959
Associated Bancorp                                 1,789             73,635
Tellabs Inc./1/                                    9,729             73,259
Friedman, Billings, Ramsey Group, Inc.
 Class A                                           3,644             72,588
Mid Atlantic Medical Services Inc./1/              1,241             72,474
PartnerRe Ltd.                                     1,330             72,179
Valley National Bancorp                            2,464             72,072
Constellation Brands Inc./1/                       2,281             71,555
NVR Inc./1/                                          146             71,452
Bunge Ltd.                                         2,596             70,352
Corinthian Colleges Inc./1/                        1,135             70,279
NTL Inc./1/                                        1,136             70,125
International Flavors & Fragrances Inc.            2,117             70,073
Toys R Us Inc./1/                                  5,382             69,966
Henry Schein Inc./1/                               1,121             69,558
Vishay Intertechnology Inc./1/                     3,704             69,450
Abercrombie & Fitch Co. Class A/1/                 2,429             69,226
GTECH Holdings Corp.                               1,548             69,165
NVIDIA Corp./1/                                    3,912             69,164
Liberty Property Trust                             1,898             69,049
Western Digital Corp./1/                           5,108             68,703
Gallagher (Arthur J.) & Co.                        2,353             68,684
Rent-A-Center Inc./1/                              2,191             68,491
ICOS Corp./1/                                      1,462             68,305
CenterPoint Energy Inc.                            6,950             68,179
Temple-Inland Inc.                                 1,258             67,970
Equitable Resources Inc.                           1,643             67,692
Monster Worldwide Inc./1/                          2,657             67,674
Ashland Inc.                                       1,814             67,553
Coventry Health Care Inc./1/                       1,232             67,452
Astoria Financial Corp.                            1,946             67,409
Questar Corp.                                      2,121             67,342
Zebra Technologies Corp. Class A/1/                1,182             67,315
KB Home                                              981             67,189
UnionBanCal Corp.                                  1,240             67,171
Belo (A.H.) Corp.                                  2,462             67,114
Brunswick Corp.                                    2,258             66,995
Agere Systems Inc. Class A/1/                     19,242             66,962
Chesapeake Energy Corp.                            5,580             66,569
Park Place Entertainment Corp./1/                  6,909             66,326
Federated Investors Inc. Class B                   2,394             66,194
Foundry Networks Inc./1/                           2,819             65,570
Host Marriott Corp./1/                             6,271             65,532
Alliant Energy Corp.                               2,721             65,467
3Com Corp./1/                                      9,077             65,354
Storage Technology Corp./1/                        2,708             65,263
Neuberger Berman Inc.                              1,502             65,112
Cypress Semiconductor Corp./1/                     3,014             64,680
Crown Castle International Corp./1/                5,084             64,363
Foot Locker Inc.                                   3,588             64,225
Navistar International Corp./1/                    1,587             64,162
AMB Property Corp.                                 2,139             64,149
Atmel Corp./1/                                    11,309             63,783
Harris Corp.                                       1,710             63,646
Cephalon Inc./1/                                   1,353             63,537
Pogo Producing Co.                                 1,519             63,509
Lamar Advertising Co./1/                           2,090             63,327
Rite Aid Corp./1/                                 11,043             63,276
MDU Resources Group Inc.                           2,796             63,274
McCormick & Co. Inc.                               2,128             63,074
ARAMARK Corp. Class B/1/                           2,355             62,926
Bausch & Lomb Inc.                                 1,306             62,897
American Tower Corp. Class A/1/                    5,415             62,814
NSTAR                                              1,345             62,812
UTStarcom Inc./1/                                  1,994             62,811
Westwood One Inc./1/                               2,098             62,793
Universal Health Services Inc. Class B/1/          1,334             62,765
Pharmaceutical Resources Inc./1/                     868             62,739
Northeast Utilities                                3,330             62,737
Eastman Chemical Co.                               1,920             62,323
Dana Corp.                                         3,810             62,027
City National Corp.                                1,029             61,956
Jacobs Engineering Group Inc./1/                   1,336             61,884

SCHEDULES OF INVESTMENTS                                                      25
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Hudson City Bancorp Inc.                           1,789      $      61,792
Allied Waste Industries Inc./1/                    5,477             61,781
TECO Energy Inc.                                   4,696             61,658
WebMD Corp./1/                                     7,913             61,642
DaVita Inc./1/                                     1,754             61,565
Triad Hospitals Inc./1/                            2,003             61,552
Berkley (W.R.) Corp.                               1,787             61,276
Rambus Inc./1/                                     2,461             60,934
United States Steel Corp.                          2,576             60,922
Bemis Co.                                          1,316             60,852
ALLETE Inc.                                        2,009             60,692
First Health Group Corp./1/                        2,473             60,366
Emulex Corp./1/                                    2,129             60,293
Fairchild Semiconductor International
 Inc. Class A/1/                                   2,667             60,274
Cooper Cameron Corp./1/                            1,407             60,248
ITT Educational Services Inc./1/                   1,208             60,158
Lyondell Chemical Co.                              4,175             59,703
Developers Diversified Realty Corp.                2,060             59,534
Sepracor Inc./1/                                   2,232             59,438
Bowater Inc.                                       1,453             59,326
Ryland Group Inc.                                    666             59,207
Sirius Satellite Radio Inc./1/                    25,182             59,178
Rowan Companies Inc./1/                            2,468             59,109
Bank of Hawaii Corp.                               1,499             59,061
MGM Grand Inc./1/                                  1,658             58,859
Krispy Kreme Doughnuts Inc./1/                     1,356             58,742
New Plan Excel Realty Trust                        2,580             58,566
Viad Corp.                                         2,339             58,428
PacifiCare Health Systems Inc./1/                    978             58,191
Network Associates Inc./1/                         4,168             58,060
RF Micro Devices Inc./1/                           4,955             58,023
Certegy Inc.                                       1,720             57,895
Convergys Corp./1/                                 3,601             57,832
Autodesk Inc.                                      2,999             57,731
Deluxe Corp.                                       1,428             57,648
Sky Financial Group Inc.                           2,367             57,636
O'Reilly Automotive Inc./1/                        1,328             57,489
Integrated Circuit Systems Inc./1/                 1,711             57,438
Wilmington Trust Corp.                             1,700             57,256
Macerich Co. (The)                                 1,421             57,124
XM Satellite Radio Holdings Inc.
 Class A/1/                                        2,811             56,951
Hospitality Properties Trust                       1,553             56,949
Patterson-UTI Energy Inc./1/                       1,980             56,608
SEI Investment Co.                                 1,939             56,464
Avnet Inc./1/                                      2,909             56,435
PerkinElmer Inc.                                   3,133             56,425
Donaldson Co. Inc.                                   984             56,304
Dial Corp. (The)                                   2,343             56,232
Fulton Financial Corp.                             2,723             56,230
Investors Financial Services Corp.                 1,586             56,033
Smucker (J.M.) Co. (The)                           1,277             55,894
Novell Inc./1/                                     9,509             55,818
Amylin Pharmaceuticals Inc./1/                     2,032             55,535
Chelsea Property Group Inc.                        1,128             55,498
Webster Financial Corp.                            1,235             55,205
Mack-Cali Realty Corp.                             1,458             54,952
Arrow Electronics Inc./1/                          2,559             54,635
Advance Auto Parts Inc./1/                           697             54,519
Great Plains Energy Inc.                           1,710             54,515
Valspar Corp. (The)                                1,139             54,330
ImClone Systems Inc./1/                            1,563             54,314
Fisher Scientific International Inc./1/            1,344             54,096
Protective Life Corp.                              1,665             54,063
Markel Corp./1/                                      214             54,011
United Dominion Realty Trust Inc.                  3,093             53,973
Applebee's International Inc.                      1,438             53,939
Tektronix Inc.                                     2,101             53,933
Millipore Corp./1/                                 1,229             53,892
BorgWarner Inc.                                      677             53,882
Puget Energy Inc.                                  2,362             53,688
SICOR Inc./1/                                      2,003             53,680
Noble Energy Inc.                                  1,345             53,423
Precision Castparts Corp.                          1,297             53,346
Hubbell Inc. Class B                               1,242             53,207
Dow Jones & Co. Inc.                               1,020             53,009
Molex Inc. Class A                                 1,993             52,834
Pier 1 Imports Inc.                                2,275             52,553
Eaton Vance Corp.                                  1,504             52,460
AMR Corp./1/                                       3,931             52,204
Weingarten Realty Investors                        1,204             52,097
Mandalay Resort Group                              1,327             52,085

26                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)/1/             1,021      $      52,081
Sonoco Products Co.                                2,448             52,069
ADC Telecommunications Inc./1/                    20,402             52,025
INAMED Corp./1/                                      601             51,908
Stericycle Inc./1/                                 1,124             51,906
HON Industries Inc.                                1,260             51,660
M.D.C. Holdings Inc.                                 763             51,365
Getty Images Inc./1/                               1,148             51,316
Advanced Fibre Communications Inc./1/              2,128             51,221
Cullen/Frost Bankers Inc.                          1,321             51,202
AmeriCredit Corp./1/                               3,818             51,161
People's Bank                                      1,562             51,140
Pentair Inc.                                       1,246             51,086
Polycom Inc./1/                                    2,548             51,036
Alliant Techsystems Inc./1/                          985             50,984
Apogent Technologies Inc./1/                       2,322             50,968
Martin Marietta Materials Inc.                     1,233             50,516
Nationwide Financial Services Inc.                 1,478             50,208
Red Hat Inc./1/                                    3,338             50,204
First American Corp.                               1,749             50,109
Roslyn Bancorp Inc.                                1,859             50,081
NetScreen Technologies Inc./1/                     1,862             49,566
FirstMerit Corp.                                   1,922             49,549
Pride International Inc./1/                        3,014             49,369
StanCorp Financial Group Inc.                        783             49,368
Polaris Industries Inc.                              576             49,306
Maytag Corp.                                       1,941             49,301
Washington Federal Inc.                            1,866             49,150
Newfield Exploration Co./1/                        1,232             48,947
Colonial BancGroup Inc. (The)                      3,116             48,859
Federal Realty Investment Trust                    1,277             48,462
Cheesecake Factory (The)/1/                        1,209             48,287
Smithfield Foods Inc./1/                           2,270             48,260
Reebok International Ltd.                          1,238             48,220
Education Management Corp./1/                        759             47,954
Ryder System Inc.                                  1,593             47,790
Thornburg Mortgage Inc.                            1,753             47,769
Amphenol Corp. Class A/1/                            813             47,764
HCC Insurance Holdings Inc.                        1,630             47,498
Meredith Corp.                                       978             47,453
Vectren Corp.                                      2,008             47,389
Compuware Corp./1/                                 8,430             47,377
Entercom Communications Corp./1/                   1,034             47,368
Catellus Development Corp.                         2,125             47,324
Tech Data Corp./1/                                 1,437             47,306
DPL Inc.                                           2,595             47,281
Hormel Foods Corp.                                 1,915             47,281
CheckFree Corp./1/                                 1,714             47,186
Regency Centers Corp.                              1,271             47,129
Neurocrine Biosciences Inc./1/                       996             46,643
Independence Community Bank Corp.                  1,264             46,452
OGE Energy Corp.                                   2,031             46,327
Renal Care Group Inc./1/                           1,235             46,325
Pacific Sunwear of California Inc./1/              2,004             46,272
CBRL Group Inc.                                    1,194             46,267
Louisiana-Pacific Corp./1/                         2,424             46,104
Brown-Forman Corp. Class B                           546             46,071
Ruby Tuesday Inc.                                  1,681             45,975
Borders Group Inc./1/                              2,029             45,957
Andrew Corp./1/                                    3,510             45,911
Washington Post Company (The) Class B                 62             45,719
Applied Micro Circuits Corp./1/                    7,830             45,571
Philadelphia Suburban Corp.                        1,928             45,539
Sybase Inc./1/                                     2,542             45,502
Circuit City Stores Inc.                           4,769             45,496
Human Genome Sciences Inc./1/                      3,263             45,388
Sonus Networks Inc./1/                             5,514             45,270
Edwards Lifesciences Corp./1/                      1,561             45,269
Westamerica Bancorp                                  904             45,254
Molex Inc.                                         1,441             45,233
Viacom Inc. Class A                                1,135             45,218
Varco International Inc./1/                        2,568             45,171
Big Lots Inc./1/                                   3,008             45,150
National Fuel Gas Co.                              2,018             45,102
Reynolds & Reynolds Co. (The) Class A              1,645             44,678
Titan Corp. (The)/1/                               2,112             44,605
Carlisle Companies Inc.                              776             44,504
Waddell & Reed Financial Inc. Class A              2,003             44,427
Alberto-Culver Co. Class A                           696             44,119
Arden Realty Inc.                                  1,573             43,997
Crane Co.                                          1,563             43,920
Calpine Corp./1/                                   9,514             43,860

SCHEDULES OF INVESTMENTS                                                      27
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Brown & Brown Inc.                                 1,440      $      43,848
BancorpSouth Inc.                                  1,859             43,705
Toll Brothers Inc./1/                              1,186             43,692
Graco Inc.                                         1,146             43,663
Covance Inc./1/                                    1,670             43,470
Pan Pacific Retail Properties Inc.                   980             43,463
BISYS Group Inc. (The)/1/                          3,035             43,400
Brocade Communications Systems Inc./1/             6,623             43,381
Regis Corp.                                        1,140             43,343
Ingram Micro Inc. Class A/1/                       2,928             43,334
Saks Inc./1/                                       3,117             43,326
CNF Inc.                                           1,237             43,320
Del Monte Foods Co./1/                             4,543             43,204
Cabot Corp.                                        1,546             43,133
BJ's Wholesale Club Inc./1/                        1,675             43,031
Take-Two Interactive Software Inc./1/              1,081             42,754
Varian Semiconductor Equipment Associates
 Inc./1/                                             884             42,741
Alberto-Culver Co. Class B                           674             42,732
Rayonier Inc.                                      1,015             42,681
Taro Pharmaceutical Industries Ltd./1/               664             42,662
Cummins Inc.                                         897             42,518
Medicis Pharmaceutical Corp. Class A                 671             42,508
Integrated Device Technology Inc./1/               2,703             42,437
Performance Food Group Co./1/                      1,138             42,391
RPM International Inc.                             2,924             42,252
Transatlantic Holdings Inc.                          550             42,185
IDEXX Laboratories Inc./1/                           890             42,097
Leucadia National Corp.                            1,001             42,042
Avocent Corp./1/                                   1,112             42,034
Silicon Laboratories Inc./1/                         776             41,888
AMETEK Inc.                                          888             41,780
Hawaiian Electric Industries Inc.                    912             41,742
Shurgard Storage Centers Inc. Class A              1,153             41,739
Unitrin Inc.                                       1,128             41,736
Affiliated Managers Group Inc./1/                    574             41,615
Raymond James Financial Inc.                       1,015             41,402
AGL Resources Inc.                                 1,469             41,352
Weight Watchers International Inc./1/              1,120             41,328
Boise Cascade Corp.                                1,471             41,262
Oshkosh Truck Corp.                                  896             41,064
ICN Pharmaceuticals Inc.                           2,124             41,014
Cymer Inc./1/                                        897             40,957
Hudson United Bancorp                              1,127             40,899
Semtech Corp./1/                                   1,833             40,693
Herman Miller Inc.                                 1,771             40,680
AnnTaylor Stores Corp./1/                          1,136             40,669
Barnes & Noble Inc./1/                             1,362             40,588
National-Oilwell Inc./1/                           2,125             40,524
Amkor Technology Inc./1/                           2,144             40,414
Avid Technology Inc./1/                              781             40,409
Teleflex Inc.                                        877             40,351
Pixar Inc./1/                                        584             40,185
American Financial Realty Trust                    2,640             40,128
Accredo Health Inc./1/                             1,255             40,110
CarrAmerica Realty Corp.                           1,327             39,903
Zale Corp./1/                                        769             39,803
CBL & Associates Properties Inc.                     746             39,762
MONY Group Inc. (The)                              1,242             39,756
York International Corp.                             999             39,700
Peabody Energy Corp.                               1,191             39,696
Lubrizol Corp.                                     1,304             39,511
Apria Healthcare Group Inc./1/                     1,356             39,324
FNB Corp. (Florida)                                1,188             39,263
NBTY Inc./1/                                       1,440             39,240
Documentum Inc./1/                                 1,316             39,151
Tidewater Inc.                                     1,427             39,114
CenterPoint Properties Corp.                         575             39,071
Jefferies Group Inc.                               1,260             39,060
Greater Bay Bancorp                                1,448             39,037
CACI International Inc. Class A/1/                   785             38,881
Harsco Corp.                                       1,014             38,846
IndyMac Bancorp Inc.                               1,321             38,837
Claire's Stores Inc.                               1,003             38,816
Snap-On Inc.                                       1,322             38,787
TECHNE Corp./1/                                    1,112             38,731
UCBH Holdings Inc.                                 1,084             38,710
BRE Properties Inc. Class A                        1,194             38,626
Roper Industries Inc.                                780             38,548
Conexant Systems Inc./1/                           6,602             38,490
Respironics Inc./1/                                  920             38,355
Hunt (J.B.) Transport Services Inc./1/             1,506             38,222

28                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Nicor Inc.                                         1,115      $      38,211
Standard-Pacific Corp.                               798             38,184
First Midwest Bancorp Inc.                         1,234             38,131
Annaly Mortgage Management Inc.                    2,332             38,105
ADTRAN Inc.                                          560             38,097
Coors (Adolf) Company Class B                        679             38,058
Whitney Holding Corp.                              1,000             37,970
Cabot Microelectronics Corp./1/                      666             37,962
Trustmark Corp.                                    1,333             37,951
Henry (Jack) & Associates Inc.                     1,893             37,822
Patina Oil & Gas Corp.                               896             37,793
Knight Trading Group Inc./1/                       2,727             37,742
DeVry Inc./1/                                      1,555             37,740
Cooper Companies Inc.                                866             37,628
Cooper Tire & Rubber Co.                           1,913             37,610
Church & Dwight Co. Inc.                           1,009             37,605
Lee Enterprises Inc.                                 890             37,522
Steris Corp./1/                                    1,797             37,414
St. Joe Company (The)                              1,131             37,368
99 Cents Only Stores/1/                            1,254             37,332
Andrx Group/1/                                     1,874             37,293
Pharmaceutical Product Development
 Inc./1/                                           1,240             37,287
Crescent Real Estate Equities Co.                  2,425             37,224
Premcor Inc./1/                                    1,577             37,217
Owens-Illinois Inc./1/                             3,025             37,208
Acxiom Corp./1/                                    2,337             37,158
Affymetrix Inc./1/                                 1,441             36,933
Florida Rock Industries Inc.                         645             36,926
Mills Corp.                                          902             36,802
OmniVision Technologies Inc./1/                      646             36,693
National Instruments Corp.                           857             36,491
Media General Inc. Class A                           552             36,460
Electronics For Imaging Inc./1/                    1,345             36,449
Charles River Laboratories International
 Inc./1/                                           1,130             36,431
Delta Air Lines Inc.                               2,798             36,430
Service Corp. International/1/                     7,506             36,404
Linens 'N Things Inc./1/                           1,230             36,310
Peoples Energy Corp.                                 897             36,284
Briggs & Stratton Corp.                              558             36,276
Fox Entertainment Group Inc. Class A/1/            1,307             36,204
EarthLink Inc./1/                                  3,954             36,179
Vitesse Semiconductor Corp./1/                     5,136             36,157
Realty Income Corp.                                  916             36,090
Allmerica Financial Corp./1/                       1,347             35,871
Dreyer's Grand Ice Cream Holdings Inc.               463             35,836
Hovnanian Enterprises Inc. Class A/1/                440             35,763
American Axle & Manufacturing Holdings
 Inc./1/                                           1,030             35,638
Old National Bancorp                               1,601             35,542
New Century Financial Corp.                          957             35,486
BearingPoint Inc./1/                               3,769             35,429
Westar Energy Inc.                                 1,771             35,385
Ventas Inc.                                        1,892             35,380
Crown Holdings Inc./1/                             4,452             35,171
AmerUs Group Co.                                     924             34,881
Cytyc Corp./1/                                     2,684             34,704
Healthcare Realty Trust Inc.                       1,027             34,661
WPS Resources Corp.                                  780             34,577
Kennametal Inc.                                      933             34,409
ResMed Inc./1/                                       823             34,377
Allegheny Energy Inc./1/                           3,249             34,374
AGCO Corp./1/                                      1,906             34,308
IPC Holdings Ltd.                                    916             34,304
FMC Technologies Inc./1/                           1,704             34,216
Forest Oil Corp./1/                                1,455             34,120
WGL Holdings Inc.                                  1,228             33,954
Meridian Gold Inc./1/                              2,665             33,952
Activision Inc./1/                                 2,248             33,922
Park National Corp.                                  290             33,916
Cree Inc./1/                                       1,906             33,851
First Industrial Realty Trust Inc.                 1,045             33,753
Camden Property Trust                                850             33,660
Donnelley (R.H.) Corp./1/                            784             33,626
SL Green Realty Corp.                                930             33,620
American Greetings Corp. Class A/1/                1,573             33,552
Highwoods Properties Inc.                          1,350             33,480
Tetra Tech Inc./1/                                 1,489             33,473
Health Care REIT Inc.                              1,009             33,448
Ethan Allen Interiors Inc.                           907             33,378
Arch Coal Inc.                                     1,362             33,369

SCHEDULES OF INVESTMENTS                                                      29
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
CEC Entertainment Inc./1/                            682      $      33,350
Reliant Resources Inc./1/                          6,720             33,264
Protein Design Labs Inc./1/                        2,457             33,120
United Stationers Inc./1/                            890             33,117
Polo Ralph Lauren Corp.                            1,088             33,075
Ascential Software Corp./1/                        1,490             33,063
Kronos Inc./1/                                       550             33,000
Erie Indemnity Co. Class A                           821             32,824
Swift Transportation Co. Inc./1/                   1,460             32,748
IKON Office Solutions Inc.                         3,891             32,684
Trizec Properties Inc.                             2,444             32,627
Silicon Valley Bancshares/1/                         924             32,432
Furniture Brands International Inc.                1,336             32,411
Community Health Systems Inc./1/                   1,348             32,379
Select Medical Corp./1/                              964             32,361
AptarGroup Inc.                                      903             32,327
Hot Topic Inc./1/                                  1,125             32,299
Radio One Inc. Class D/1/                          2,027             32,229
Benchmark Electronics Inc./1/                        661             32,204
Duquesne Light Holdings Inc.                       2,001             32,156
Airgas Inc.                                        1,679             32,153
Valassis Communications Inc./1/                    1,239             32,090
Mercury General Corp.                                674             32,035
Global Payments Inc.                                 769             32,029
Metro-Goldwyn-Mayer Inc./1/                        2,006             32,016
Varian Inc./1/                                       893             31,978
OfficeMax Inc./1/                                  3,335             31,949
W Holding Co. Inc.                                 1,370             31,907
Intergraph Corp./1/                                1,223             31,871
Invacare Corp.                                       776             31,832
Commercial Federal Corp.                           1,235             31,789
ONEOK Inc.                                         1,598             31,784
Plantronics Inc./1/                                1,142             31,759
Piedmont Natural Gas Co.                             799             31,744
HRPT Properties Trust                              3,386             31,693
UGI Corp.                                          1,027             31,632
Martek Biosciences Corp./1/                          653             31,612
IGEN International Inc./1/                           544             31,525
Readers Digest Association Inc. (The)              2,135             31,449
Tommy Hilfiger Corp./1/                            2,138             31,407
Commerce Group Inc.                                  787             31,283
Alexander & Baldwin Inc.                           1,008             31,258
Grant Prideco Inc./1/                              2,756             31,253
Beazer Homes USA Inc./1/                             314             31,243
United Rentals Inc./1/                             1,792             31,217
Neiman-Marcus Group Inc. Class A/1/                  656             31,193
Imation Corp.                                        916             31,190
Gen-Probe Inc./1/                                  1,162             31,107
Sylvan Learning Systems Inc./1/                    1,099             31,102
Lancaster Colony Corp.                               783             31,093
Tractor Supply Co./1/                                737             30,888
Diamond Offshore Drilling Inc.                     1,673             30,867
Packaging Corporation of America/1/                1,566             30,850
Arbitron Inc./1/                                     779             30,770
Cytec Industries Inc./1/                             881             30,756
Airtran Holdings Inc./1/                           1,892             30,669
Scotts Co. (The) Class A/1/                          531             30,665
Pacific Capital Bancorp                              896             30,518
United Bancshares Inc.                             1,006             30,432
Timken Co. (The)                                   1,811             30,389
PepsiAmericas Inc.                                 2,011             30,125
Helmerich & Payne Inc.                             1,136             30,115
Atmos Energy Corp.                                 1,226             30,037
Corn Products International Inc.                     886             30,027
McClatchy Co. (The) Class A                          463             29,956
Evergreen Resources Inc./1/                        1,089             29,860
Continental Airlines Inc. Class B/1/               1,562             29,834
Macromedia Inc./1/                                 1,559             29,792
KEMET Corp./1/                                     2,248             29,786
Citizens Banking Corp.                             1,017             29,737
Skyworks Solutions Inc./1/                         3,457             29,661
Western Wireless Corp. Class A/1/                  1,519             29,469
Hyperion Solutions Corp./1/                          879             29,438
Men's Wearhouse Inc. (The)/1/                        997             29,372
Micrel Inc./1/                                     1,780             29,370
CMS Energy Corp.                                   3,611             29,321
Medicines Co. (The)/1/                             1,100             29,315
South Financial Group Inc. (The)                   1,121             29,292
Pediatrix Medical Group Inc./1/                      546             29,184
Goodyear Tire & Rubber Co. (The)                   4,249             29,148
Cousins Properties Inc.                            1,012             29,095
First Bancorp                                        873             29,071

30                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
American National Insurance Co.                      349      $      28,992
Energen Corp.                                        785             28,943
MGI Pharma Inc./1/                                   770             28,921
Fred's Inc.                                          767             28,901
Cerner Corp./1/                                      682             28,896
Timberland Co. Class A/1/                            555             28,832
Toro Co.                                             580             28,826
Panera Bread Co. Class A/1/                          714             28,724
Terex Corp./1/                                     1,272             28,696
Callaway Golf Co.                                  1,763             28,649
Nationwide Health Properties Inc.                  1,558             28,511
ArvinMeritor Inc.                                  1,698             28,509
Provident Financial Services Inc.                  1,454             28,498
SkyWest Inc.                                       1,538             28,438
PNM Resources Inc.                                 1,003             28,365
Kellwood Co.                                         757             28,289
Post Properties Inc.                               1,070             28,248
Mentor Graphics Corp./1/                           1,683             28,190
Gateway Inc./1/                                    5,591             28,179
Sonic Corp./1/                                     1,012             28,144
Southwest Bancorp of Texas Inc.                      783             28,118
Chittenden Corp.                                     872             28,061
International Speedway Corp. Class A                 659             28,034
Lafarge North America Inc.                           776             28,014
Dynegy Inc. Class A/1/                             6,978             27,982
DoubleClick Inc./1/                                3,344             27,856
Scholastic Corp./1/                                  900             27,837
Fremont General Corp.                              1,672             27,805
Idex Corp.                                           745             27,699
Flowserve Corp./1/                                 1,352             27,662
East West Bancorp Inc.                               563             27,638
Alkermes Inc./1/                                   2,127             27,587
Washington Real Estate Investment Trust              932             27,587
Total System Services Inc.                         1,000             27,580
Flowers Foods Inc.                                 1,162             27,574
P.F. Chang's China Bistro Inc./1/                    565             27,538
Home Properties Inc.                                 715             27,528
Worthington Industries Inc.                        1,888             27,527
Cincinnati Bell Inc./1/                            5,385             27,517
VISX Inc./1/                                       1,131             27,438
Harte-Hanks Inc.                                   1,377             27,361
Charter Communications Inc. Class A/1/             6,407             27,358
Werner Enterprises Inc.                            1,516             27,349
Olin Corp.                                         1,569             27,316
Texas Regional Bancshares Inc. Class A               753             27,296
IDACORP Inc.                                       1,004             27,259
Key Energy Services Inc./1/                        3,122             27,255
Brink's Co. (The)                                  1,356             27,188
Prentiss Properties Trust                            899             27,186
Axcelis Technologies Inc./1/                       2,568             27,169
Emmis Communications Corp./1/                      1,220             27,060
Cognex Corp.                                       1,007             27,038
OSI Pharmaceuticals Inc./1/                          964             26,992
Essex Property Trust Inc.                            450             26,946
Hercules Inc./1/                                   2,577             26,930
Community First Bankshares Inc.                      991             26,906
Gemstar-TV Guide International Inc./1/             5,717             26,813
Bob Evans Farms Inc.                                 907             26,811
Station Casinos Inc.                                 900             26,775
Power Integrations Inc./1/                           768             26,742
Dycom Industries Inc./1/                           1,236             26,710
La-Z-Boy Inc.                                      1,314             26,543
Massey Energy Co.                                  1,907             26,507
Dillards Inc. Class A                              1,633             26,406
Extended Stay America Inc./1/                      1,786             26,254
Landstar System Inc./1/                              357             26,075
Mueller Industries Inc./1/                           825             26,037
NPS Pharmaceuticals Inc./1/                          986             25,961
Thomas & Betts Corp./1/                            1,457             25,935
Christopher & Banks Corp.                            887             25,900
Extreme Networks Inc./1/                           3,010             25,886
Reckson Associates Realty Corp.                    1,161             25,797
Advanced Digital Information Corp./1/              1,583             25,724
Downey Financial Corp.                               558             25,612
LifePoint Hospitals Inc./1/                          996             25,607
Pep Boys-Manny, Moe & Jack Inc.                    1,330             25,576
Banta Corp.                                          666             25,481
Minerals Technologies Inc.                           464             25,427
Loews Corporation - Carolina Group                 1,015             25,426
CNET Networks Inc./1/                              3,123             25,421
Credence Systems Corp./1/                          1,557             25,395
Cost Plus Inc./1/                                    550             25,228

SCHEDULES OF INVESTMENTS                                                      31
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Black Hills Corp.                                    780      $      25,093
Trinity Industries Inc.                              983             25,017
Vertex Pharmaceuticals Inc./1/                     1,906             25,007
Wiley (John) & Sons Inc. Class A                     957             24,882
Diagnostic Products Corp.                            609             24,859
Investment Technology Group Inc./1/                1,251             24,845
United Defense Industries Inc./1/                    766             24,818
Blyth Inc.                                           886             24,790
Tekelec/1/                                         1,538             24,746
MPS Group Inc./1/                                  2,587             24,706
Tom Brown Inc./1/                                    914             24,696
ADVO Inc.                                            550             24,656
Sycamore Networks Inc./1/                          4,930             24,650
Montpelier Re Holdings Ltd/1/                        742             24,575
Macrovision Corp./1/                               1,118             24,562
Children's Place Retail Stores Inc.
 (The)/1/                                            808             24,321
New Jersey Resources Corp.                           640             24,224
Potlatch Corp.                                       774             24,195
Stone Energy Corp./1/                                669             24,178
FileNET Corp./1/                                     904             24,155
Universal Corp.                                      553             24,100
MAF Bancorp Inc.                                     574             24,062
Albemarle Corp.                                      896             24,031
United Online Inc./1/                                832             23,953
CLARCOR Inc.                                         589             23,943
Odyssey Healthcare Inc./1/                           863             23,940
Copart Inc./1/                                     1,915             23,880
Western Gas Resources Inc.                           561             23,843
Republic Bancorp Inc.                              1,642             23,842
Applera Corp. - Celera Genomics Group/1/           1,779             23,785
Staten Island Bancorp Inc.                         1,193             23,776
Silicon Storage Technology Inc./1/                 2,125             23,758
Georgia Gulf Corp.                                   880             23,672
US Oncology Inc./1/                                2,155             23,576
La Quinta Corp./1/                                 3,812             23,520
Susquehanna Bancshares Inc.                          938             23,497
Abgenix Inc./1/                                    1,913             23,434
MSC Industrial Direct Co. Inc. Class A               990             23,414
NDCHealth Corp.                                      886             23,382
American Eagle Outfitters Inc./1/                  1,462             23,377
Superior Industries International Inc.               548             23,290
Sybron Dental Specialties Inc./1/                  1,012             23,276
Brandywine Realty Trust                              918             23,262
Provident Financial Group Inc.                       788             23,207
Colonial Properties Trust                            624             23,088
Waste Connections Inc./1/                            665             23,062
FactSet Research Systems Inc.                        528             23,042
Adaptec Inc./1/                                    2,703             23,003
InterDigital Communications Corp./1/               1,347             22,886
TrustCo Bank Corp. NY                              1,749             22,824
Yellow Corp./1/                                      692             22,732
Mentor Corp.                                       1,116             22,599
Trimble Navigation Ltd./1/                           814             22,507
LNR Property Corp.                                   550             22,495
TriQuint Semiconductor Inc./1/                     3,131             22,449
Payless ShoeSource Inc./1/                         1,695             22,425
Ferro Corp.                                        1,092             22,419
Brooks Automation Inc./1/                            898             22,405
Hutchinson Technology Inc./1/                        668             22,385
Quanta Services Inc./1/                            2,735             22,372
Reinsurance Group of America Inc.                    559             22,332
First Niagara Financial Group Inc.                 1,562             22,321
Ohio Casualty Corp./1/                             1,456             22,277
Hilb, Rogal & Hamilton Co.                           742             22,275
Hughes Supply Inc.                                   576             22,262
Digital River Inc./1/                                810             22,178
FMC Corp./1/                                         788             22,072
McDATA Corp. Class A/1/                            2,131             22,013
Kansas City Southern Industries Inc./1/            1,660             21,962
FTI Consulting Inc./1/                             1,103             21,950
Hollywood Entertainment Corp./1/                   1,432             21,766
Visteon Corp.                                      3,369             21,764
USF Corp.                                            681             21,738
Southern Union Co./1/                              1,234             21,731
Platinum Underwriters Holdings Ltd.                  755             21,699
Acuity Brands Inc.                                 1,009             21,693
Parametric Technology Corp./1/                     6,940             21,583
Ralcorp Holdings Inc./1/                             782             21,505
Sensient Technologies Corp.                        1,120             21,504
Quiksilver Inc./1/                                 1,252             21,497
Great Lakes Chemical Corp.                           999             21,478
AVX Corp.                                          1,453             21,359

32                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Perrigo Co.                                        1,579      $      21,238
Avista Corp.                                       1,241             21,097
CommScope Inc./1/                                  1,360             21,066
Actuant Corp. Class A/1/                             650             20,956
GrafTech International Ltd./1/                     1,988             20,655
Provident Bankshares Corp.                           664             20,604
Chicago Mercantile Exchange Holdings Inc.            302             20,521
Capital Automotive                                   659             20,501
Selective Insurance Group Inc.                       666             20,446
Cleco Corp.                                        1,220             20,435
Delta & Pine Land Co.                                892             20,391
Tupperware Corp.                                   1,352             20,348
Alpharma Inc. Class A                              1,116             20,311
PolyMedica Corp.                                     688             20,296
Hanover Compressor Co./1/                          1,914             20,288
IHOP Corp.                                           545             20,220
Albany International Corp. Class A                   654             20,209
GATX Corp.                                           897             20,174
MacDermid Inc.                                       675             20,169
Dionex Corp./1/                                      473             20,121
Cabot Oil & Gas Corp.                                787             20,108
Lattice Semiconductor Corp./1/                     2,577             20,101
American Financial Group Inc.                        899             20,021
Internet Security Systems Inc./1/                  1,219             20,004
Ligand Pharmaceuticals Inc. Class B/1/             1,448             19,953
Black Box Corp.                                      463             19,937
Wolverine World Wide Inc.                            985             19,897
Quest Software Inc./1/                             1,331             19,832
FirstFed Financial Corp./1/                          439             19,755
Ultratech Inc./1/                                    631             19,694
Ariba Inc./1/                                      6,052             19,669
eFunds Corp./1/                                    1,227             19,644
Cox Radio Inc. Class A/1/                            887             19,620
Bio-Rad Laboratories Inc. Class A/1/                 375             19,594
Unit Corp./1/                                      1,010             19,584
Informatica Corp./1/                               1,796             19,576
Modine Manufacturing Co.                             765             19,576
Technitrol Inc./1/                                   897             19,555
Northwest Natural Gas Co.                            674             19,546
Northwest Airlines Corp./1/                        1,424             19,495
Hollinger International Inc.                       1,440             19,339
Alaska Air Group Inc./1/                             670             19,289
Priority Healthcare Corp. Class B/1/                 889             19,229
Catalina Marketing Corp./1/                        1,089             19,221
Plexus Corp./1/                                    1,109             19,175
Casey's General Store Inc.                         1,236             19,158
Keane Inc./1/                                      1,458             19,158
Guitar Center Inc./1/                                587             19,107
Longs Drug Stores Corp.                              851             19,062
Tootsie Roll Industries Inc.                         574             18,936
Perot Systems Corp. Class A/1/                     1,783             18,935
Insight Enterprises Inc./1/                        1,122             18,872
IMC Global Inc.                                    2,696             18,845
IDT Corp. Class B/1/                                 985             18,833
Monaco Coach Corp./1/                                780             18,790
Orbotech Ltd./1/                                     789             18,739
Arkansas Best Corp.                                  565             18,707
RealNetworks Inc./1/                               2,810             18,687
RSA Security Inc./1/                               1,438             18,651
Kaydon Corp.                                         784             18,636
MICROS Systems Inc./1/                               457             18,504
Winnebago Industries Inc.                            317             18,481
Charming Shoppes Inc./1/                           2,817             18,451
Kilroy Realty Corp.                                  638             18,438
Fossil Inc./1/                                       682             18,414
Jack in the Box Inc./1/                            1,011             18,390
Nordson Corp.                                        662             18,344
Aztar Corp./1/                                       876             18,291
AMCORE Financial Inc.                                674             18,198
Owens & Minor Inc.                                   893             18,164
Granite Construction Inc.                            906             18,111
Cimarex Energy Co./1/                                885             18,098
Aquila Inc./1/                                     4,569             18,048
G&K Services Inc. Class A                            545             17,985
Borland Software Corp./1/                          2,022             17,955
GlobeSpanVirata Inc./1/                            2,914             17,950
Kulicke & Soffa Industries Inc./1/                 1,221             17,924
ATMI Inc./1/                                         779             17,909
Coherent Inc./1/                                     778             17,894
THQ Inc./1/                                        1,007             17,864
Actel Corp./1/                                       660             17,807

SCHEDULES OF INVESTMENTS                                                      33
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Manufactured Home Communities Inc.                   467      $      17,746
Tesoro Petroleum Corp./1/                          1,555             17,727
F5 Networks Inc./1/                                  708             17,707
Talbots Inc. (The)                                   538             17,684
Nektar Therapeutics/1/                             1,344             17,660
LTX Corp./1/                                       1,230             17,577
REMEC Inc./1/                                      1,588             17,516
UnitedGlobalCom Inc. Class A/1/                    2,470             17,488
Wireless Facilities Inc./1/                        1,014             17,421
American Italian Pasta Co. Class A/1/                455             17,399
Roadway Corp.                                        336             17,220
Maverick Tube Corp./1/                             1,016             17,160
Ryan's Family Steak Houses Inc./1/                 1,230             17,146
UniSource Energy Corp.                               888             17,138
Fuller (H.B.) Co.                                    688             17,049
Asyst Technologies Inc./1/                           914             17,046
Veeco Instruments Inc./1/                            672             17,028
Photon Dynamics Inc./1/                              448             16,943
Pacific Northwest Bancorp                            434             16,857
Net.B@nk Inc.                                      1,229             16,850
Navigant Consulting Co./1/                         1,025             16,841
Electro Scientific Industries Inc./1/                682             16,750
Checkpoint Systems Inc./1/                           885             16,673
PSS World Medical Inc./1/                          1,787             16,655
Winn-Dixie Stores Inc.                             2,051             16,593
Interstate Bakeries Corp.                          1,129             16,574
CNA Financial Corp./1/                               768             16,573
Zoran Corp./1/                                       992             16,527
American Management Systems Inc./1/                1,110             16,428
NetIQ Corp./1/                                     1,353             16,425
El Paso Electric Co./1/                            1,345             16,328
United States Cellular Corp./1/                      482             16,321
Vignette Corp./1/                                  6,495             16,302
Exar Corp./1/                                      1,011             16,267
Power-One Inc./1/                                  1,793             16,245
Hain Celestial Group Inc./1/                         768             16,205
EMCOR Group Inc./1/                                  429             16,169
Crompton Corp.                                     3,015             16,160
DSP Group Inc./1/                                    673             16,071
Sierra Pacific Resources/1/                        2,670             15,940
Hearst-Argyle Television Inc./1/                     653             15,809
Newport Corp./1/                                   1,003             15,807
SEACOR SMIT Inc./1/                                  410             15,711
Millennium Chemicals Inc.                          1,566             15,691
Cambrex Corp.                                        663             15,673
Beverly Enterprises Inc./1/                        2,580             15,661
Advanced Medical Optics Inc./1/                      776             15,652
InterMune Inc./1/                                    780             15,600
Province Healthcare Co./1/                         1,214             15,588
Cirrus Logic Inc./1/                               1,906             15,553
Wabash National Corp./1/                             673             15,526
Haemonetics Corp./1/                                 672             15,496
Interactive Data Corp./1/                            898             15,446
Grey Wolf Inc./1/                                  4,803             15,418
Schulman (A.) Inc.                                   811             15,401
Overseas Shipholding Group Inc.                      564             15,375
Vintage Petroleum Inc.                             1,331             15,373
CSG Systems International Inc./1/                  1,331             15,293
Nextel Partners Inc. Class A/1/                    1,268             15,241
M-Systems Flash Disk Pioneers Ltd./1/                768             15,206
Mykrolis Corp./1/                                  1,027             15,148
Texas Industries Inc.                                555             15,079
Dendrite International Inc./1/                       995             15,024
Dime Community Bancshares                            537             14,972
Superior Energy Services Inc./1/                   1,668             14,912
Glenborough Realty Trust Inc.                        763             14,878
EGL Inc./1/                                          906             14,777
Littelfuse Inc./1/                                   554             14,736
Photronics Inc./1/                                   682             14,690
First Sentinel Bancorp Inc.                          787             14,678
Priceline.com Inc./1/                                523             14,675
Harbor Florida Bancshares Inc.                       544             14,644
W.P. Stewart & Co. Ltd.                              682             14,629
ArthroCare Corp./1/                                  653             14,595
Aeroflex Inc./1/                                   1,567             14,542
Six Flags Inc./1/                                  2,456             14,540
Advent Software Inc./1/                              792             14,502
Manitowoc Co. Inc. (The)                             664             14,409
Micromuse Inc./1/                                  1,769             14,240
WD-40 Co.                                            434             14,083
Jacuzzi Brands Inc./1/                             1,993             14,051
Steelcase Inc. Class A                             1,191             13,994

34                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Anchor BanCorp Wisconsin Inc.                        558      $      13,894
Nautilus Group Inc. (The)                            890             13,893
Allegheny Technologies Inc.                        1,791             13,701
Stride Rite Corp.                                  1,135             13,677
Packeteer Inc./1/                                    781             13,652
Inter-Tel Inc.                                       541             13,628
FuelCell Energy Inc./1/                              892             13,612
C&D Technologies Inc.                                680             13,552
Bowne & Co. Inc.                                     903             13,545
S1 Corp./1/                                        1,673             13,518
XOMA Ltd./1/                                       1,801             13,489
Wausau-Mosinee Paper Corp.                         1,081             13,361
Horace Mann Educators Corp.                        1,007             13,343
CIBER Inc./1/                                      1,442             13,295
NCO Group Inc./1/                                    558             13,280
E.piphany Inc./1/                                  1,901             13,193
Oceaneering International Inc./1/                    565             13,029
Sterling Bancshares Inc.                           1,132             13,018
Insight Communications Co. Inc./1/                 1,336             12,946
Ionics Inc./1/                                       454             12,934
Sunrise Senior Living Inc./1/                        447             12,918
TIBCO Software Inc./1/                             2,001             12,886
Quantum Corp./1/                                   4,138             12,869
Medarex Inc./1/                                    1,783             12,748
Koger Equity Inc.                                    656             12,707
Offshore Logistics Inc./1/                           581             12,666
Spherion Corp./1/                                  1,446             12,580
Retek Inc./1/                                      1,250             12,538
Verity Inc./1/                                       892             12,533
Tularik Inc./1/                                      993             12,482
Esterline Technologies Corp./1/                      562             12,448
Cyberonics Inc./1/                                   455             12,444
ValueVision Media Inc. Class A/1/                    764             12,415
Kopin Corp./1/                                     1,692             12,402
Enzon Pharmaceuticals Inc./1/                      1,111             12,399
Agile Software Corp./1/                            1,126             12,352
JDA Software Group Inc./1/                           576             12,332
Helix Technology Corp.                               685             12,296
OM Group Inc./1/                                     683             12,226
Viasys Healthcare Inc./1/                            675             12,184
IDX Systems Corp./1/                                 465             12,183
Core Laboratories NV/1/                              794             12,156
CV Therapeutics Inc./1/                              689             12,147
Prime Hospitality Corp./1/                         1,332             12,121
Regeneron Pharmaceuticals Inc./1/                    875             12,110
Wind River Systems Inc./1/                         1,806             12,100
Harmonic Inc./1/                                   1,557             12,082
Carpenter Technology Corp.                           467             12,072
Russell Corp.                                        656             11,992
Sotheby's Holdings Inc. Class A/1/                 1,119             11,917
Mercury Computer Systems Inc./1/                     553             11,895
Sinclair Broadcast Group Inc. Class A/1/           1,019             11,861
Silicon Image Inc./1/                              1,665             11,705
Echelon Corp./1/                                     900             11,682
Systems & Computer Technology Corp./1/               793             11,657
McDermott International Inc./1/                    1,574             11,648
USG Corp./1/                                         691             11,574
Cell Genesys Inc./1/                                 899             11,543
Finisar Corp./1/                                   3,698             11,464
Datascope Corp.                                      344             11,452
PFF Bancorp Inc.                                     306             11,414
ElkCorp                                              449             11,405
Imagistics International Inc./1/                     353             11,349
PAREXEL International Corp./1/                       678             11,336
Stewart & Stevenson Services Inc.                    677             11,319
PanAmSat Corp./1/                                    546             11,302
Mindspeed Technologies Inc./1/                     2,206             11,295
Phillips-Van Heusen Corp.                            658             11,278
FelCor Lodging Trust Inc.                          1,104             11,250
Atlantic Coast Airlines Holdings Inc./1/           1,006             11,136
Safeguard Scientifics Inc./1/                      2,919             11,121
Nabi Biopharmaceuticals/1/                         1,004             11,074
Enzo Biochem Inc./1/                                 596             11,026
Shaw Group Inc. (The)/1/                             807             11,016
Park Electrochemical Corp.                           449             11,001
SonicWALL Inc./1/                                  1,355             10,976
Cable Design Technologies Corp./1/                 1,138             10,970
Methode Electronics Inc. Class A                     917             10,921
Powerwave Technologies Inc./1/                     1,676             10,911
Transmeta Corp./1/                                 2,681             10,858
Regal-Beloit Corp.                                   532             10,826
Trimeris Inc./1/                                     421             10,778

SCHEDULES OF INVESTMENTS                                                      35
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
webMethods Inc./1/                                 1,239      $      10,755
ESS Technology Inc./1/                               771             10,701
Manugistics Group Inc./1/                          1,473             10,694
Lennar Corp. Class B                                 122             10,596
ShopKo Stores Inc./1/                                675             10,449
Tredegar Corp.                                       667             10,392
Texas Genco Holdings Inc.                            343             10,256
Interwoven Inc./1/                                 2,703             10,244
Transkaryotic Therapies Inc./1/                      771             10,108
Praecis Pharmaceuticals Inc./1/                    1,454             10,076
Lone Star Steakhouse & Saloon Inc.                   458             10,016
Pre-Paid Legal Services Inc./1/                      364              9,886
Orthodontic Centers of America Inc./1/             1,114              9,848
SWS Group Inc.                                       451              9,787
International Multifoods Corp./1/                    434              9,683
WMS Industries Inc./1/                               416              9,622
Stewart Enterprises Inc. Class A/1/                2,357              9,617
Insituform Technologies Inc. Class A/1/              671              9,595
SERENA Software Inc./1/                              551              9,505
United Therapeutics Inc./1/                          466              9,381
Lone Star Technologies Inc./1/                       672              9,354
Cato Corp. Class A                                   442              9,326
Genesco Inc./1/                                      548              9,234
LaBranche & Co. Inc.                                 871              9,224
Agilysys Inc.                                        881              9,057
Fleetwood Enterprises Inc./1/                        895              9,022
Cohu Inc.                                            447              8,971
Incyte Corp./1/                                    1,680              8,870
Young Broadcasting Inc. Class A/1/                   439              8,820
OceanFirst Financial Corp.                           337              8,809
Biosite Inc./1/                                      340              8,772
Bay View Capital Corp./1/                          1,441              8,761
Savient Pharmaceuticals Inc./1/                    1,446              8,748
Immunomedics Inc./1/                               1,019              8,662
CTS Corp.                                            779              8,624
Presidential Life Corp.                              561              8,617
AAR Corp./1/                                         781              8,513
RadiSys Corp./1/                                     434              8,485
Equity Inns Inc.                                   1,002              8,467
Alexion Pharmaceuticals Inc./1/                      454              8,399
Artesyn Technologies Inc./1/                       1,013              8,337
Curtiss-Wright Corp.                                 113              8,300
Albany Molecular Research Inc./1/                    559              8,217
Chesapeake Corp.                                     336              8,198
Anaren Inc./1/                                       577              8,165
DuPont Photomasks Inc./1/                            351              8,136
Arris Group Inc./1/                                1,354              8,124
Champion Enterprises Inc./1/                       1,130              8,023
Cell Therapeutics Inc./1/                            770              8,008
C-COR.net Corp./1/                                   793              7,993
Molecular Devices Corp./1/                           446              7,921
Cubist Pharmaceuticals Inc./1/                       677              7,867
Roto-Rooter Inc.                                     222              7,837
Robert Mondavi Corp. (The) Class A/1/                222              7,781
Global Industries Ltd./1/                          1,680              7,762
Computer Network Technology Corp./1/                 777              7,692
Meristar Hospitality Corp./1/                      1,125              7,684
Keynote Systems Inc./1/                              664              7,536
Caraustar Industries Inc./1/                         784              7,534
General Cable Corp./1/                               791              7,507
Triarc Companies Inc. Class B                        702              7,483
PRG-Schultz International Inc./1/                  1,572              7,467
Jakks Pacific Inc./1/                                568              7,384
Maxygen Inc./1/                                      773              7,344
Wellman Inc.                                         890              7,343
Unifi Inc./1/                                      1,467              7,320
Forrester Research Inc./1/                           429              7,314
Casella Waste Systems Inc. Class A/1/                579              7,290
Newpark Resources Inc./1/                          1,800              7,236
Oakley Inc.                                          666              7,226
Solutia Inc.                                       2,706              7,225
Concurrent Computer Corp./1/                       1,551              7,212
Myriad Genetics Inc./1/                              559              7,077
Stillwater Mining Co./1/                           1,012              7,074
New Focus Inc./1/                                  1,350              7,007
Veritas DGC Inc./1/                                  788              6,982
Kaman Corp. Class A                                  570              6,954
Pharmacopeia Inc./1/                                 556              6,939
Interface Inc. Class A/1/                          1,239              6,876
BSB Bancorp Inc.                                     222              6,858
Stamps.com Inc./1/                                 1,148              6,842
Kenneth Cole Productions Class A                     229              6,778

36                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Cleveland-Cliffs Inc./1/                             225      $       6,750
Iomega Corp.                                       1,221              6,728
InFocus Corp./1/                                   1,006              6,630
MRV Communications Inc./1/                         2,119              6,527
Papa John's International Inc./1/                    246              6,472
AK Steel Holding Corp./1/                          2,695              6,468
Stratex Networks Inc./1/                           2,012              6,438
Duane Reade Inc./1/                                  460              6,325
Kadant Inc./1/                                       346              6,314
FreeMarkets Inc./1/                                1,000              6,260
Tower Automotive Inc./1/                           1,568              6,241
MatrixOne Inc./1/                                  1,119              6,199
Presstek Inc./1/                                     801              6,176
IDT Corp./1/                                         332              6,159
CuraGen Corp./1/                                   1,006              6,116
Dress Barn Inc./1/                                   436              6,104
Atwood Oceanics Inc./1/                              235              6,084
Learning Tree International Inc./1/                  338              6,084
TeleTech Holdings Inc./1/                            913              6,008
Siliconix Inc./1/                                    116              5,888
Entrust Inc./1/                                    1,248              5,878
Wild Oats Markets Inc./1/                            566              5,875
Noven Pharmaceuticals Inc./1/                        574              5,792
Parker Drilling Co./1/                             2,574              5,792
MRO Software Inc./1/                                 447              5,655
NUI Corp.                                            328              5,599
Actuate Corp./1/                                   1,565              5,571
McDATA Corp. Class B/1/                              543              5,549
MedQuist Inc./1/                                     332              5,534
Ryerson Tull Inc.                                    678              5,465
RTI International Metals Inc./1/                     447              5,368
Audiovox Corp. Class A/1/                            447              5,364
Tollgrade Communications Inc./1/                     337              5,281
Bally Total Fitness Holding Corp./1/                 791              5,268
Silicon Graphics Inc./1/                           4,606              5,205
SCS Transportation Inc./1/                           346              5,193
Input/Output Inc./1/                               1,239              5,092
Pinnacle Entertainment Inc./1/                       558              4,883
Stein Mart Inc./1/                                   679              4,882
Pope & Talbot Inc.                                   328              4,700
PC-Tel Inc./1/                                       447              4,528

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
Hudson Highland Group Inc./1/                        202      $       4,450
Astec Industries Inc./1/                             336              4,274
Lexicon Genetics Inc./1/                             669              3,746
Triarc Companies Inc.                                351              3,657
Theragenics Corp./1/                                 798              3,551
Gene Logic Inc./1/                                   676              3,360
WatchGuard Technologies Inc./1/                      568              3,266
Three-Five Systems Inc./1/                           545              2,529
TOTAL COMMON STOCKS
 (Cost: $268,390,892)                                           278,945,753

SHORT TERM INVESTMENTS - 4.58%

MONEY MARKET FUNDS - 2.65%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                    5,036,066          5,036,066
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  1,818,904          1,818,904
BlackRock Temp Cash Money Market Fund/2/          78,226             78,226
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                       467,828            467,828
                                                                  7,401,024

FLOATING RATE NOTES - 1.09%
Beta Finance Inc.
  1.08%, 05/20/04/2/                        $     82,677             82,671
  1.08%, 09/15/04/2/                             165,355            165,341
  1.08%, 10/12/04/2/                              82,677             82,670
  1.17%, 08/23/04/2/                              82,677             82,734
CC USA Inc.
  1.06%, 05/24/04/2/                             165,355            165,346
  1.08%, 04/19/04/2/                              72,756             72,754
  1.12%, 07/15/04/2/                              82,677             82,698
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             165,355            165,341
  1.24%, 08/09/04/2/                              41,339             41,334
Five Finance Inc.
  1.09%, 04/15/04/2/                              82,677             82,677

SCHEDULES OF INVESTMENTS                                                      37
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                        $    165,355      $     165,355
Holmes Financing PLC
  1.08%, 04/15/04/2/                              33,071             33,071
K2 USA LLC
  1.08%, 08/16/04/2/                              41,339             41,334
  1.08%, 09/27/04/2/                             178,583            178,559
  1.09%, 04/13/04/2/                              82,677             82,676
  1.09%, 05/17/04/2/                              82,677             82,675
Links Finance LLC
  1.08%, 06/28/04/2/                              82,677             82,667
  1.09%, 03/29/04/2/                              82,677             82,677
  1.09%, 05/04/04/2/                              82,677             82,675
  1.10%, 07/20/04/2/                              66,142             66,133
Nationwide Building Society
  1.14%, 07/23/04/2/                             124,016            124,016
Sigma Finance Inc.
  1.05%, 11/21/03/2/                              82,677             82,634
  1.08%, 07/01/04/2/                              82,677             82,664
  1.09%, 10/07/04/2/                             165,355            165,324
  1.11%, 07/20/04/2/                              82,677             82,666
  1.24%, 08/06/04/2/                              41,339             41,336
Tango Finance Corp.
  1.09%, 07/15/04/2/                              49,606             49,595
  1.10%, 07/06/04/2/                              49,606             49,603
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                              82,677             82,663
White Pine Finance LLC
  1.08%, 05/17/04/2/                              99,213             99,213
  1.08%, 07/06/04/2/                              99,213             99,207
  1.08%, 08/26/04/2/                              82,677             82,667
  1.09%, 04/20/04/2/                              82,677             82,677
                                                                  3,045,653

TIME DEPOSITS - 0.41%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             165,355            165,355
  1.40%, 10/25/04/2/                             165,355            165,331
Bank of New York
  1.39%, 11/01/04/2/                             165,355            165,338
Bank of Nova Scotia
  1.24%, 10/07/04/2/                             124,016            124,005
  1.42%, 10/29/04/2/                             124,016            124,025
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                             124,016            123,999
  1.40%, 10/29/04/2/                             165,355            165,351
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                             124,016            124,004
                                                                  1,157,408

COMMERCIAL PAPER - 0.29%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                              86,977             86,954
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                              82,677             82,651
  1.06%, 11/17/03/2/                              82,677             82,643
Delaware Funding Corp.
  1.04%, 11/20/03/2/                              95,076             95,029
Edison Asset Securitization
  1.05%, 11/14/03/2/                              82,677             82,651
Falcon Asset Securitization
  1.06%, 11/14/03/2/                              72,756             72,733
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                              82,677             82,641
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                              41,339             41,317
  1.06%, 11/20/03/2/                              41,339             41,318
Prudential Funding LLC
  1.06%, 11/20/03/2/                              82,677             82,636
Windmill Funding Corp.
  1.05%, 11/19/03/2/                              49,606             49,583
                                                                    800,156

U.S. GOVERNMENT AGENCY NOTES - 0.14%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                             124,016            123,260
  1.28%, 08/19/04/2/                              66,142             65,460
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             214,962            212,737
                                                                    401,457

38                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost: $12,805,698)                                          $  12,805,698

TOTAL INVESTMENTS IN SECURITIES - 104.43%
 (Cost $281,196,590)                                            291,751,451
Other Assets, Less Liabilities - (4.43%)                        (12,375,388)
                                                              -------------
NET ASSETS - 100.00%                                          $ 279,376,063
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      39

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.96%
Exxon Mobil Corp.                              1,002,218      $  36,661,134
ChevronTexaco Corp.                              475,821         35,353,500
Schlumberger Ltd.                                162,020          7,610,079
ConocoPhillips                                   132,333          7,562,831
Occidental Petroleum Corp.                       186,746          6,584,664
Burlington Resources Inc.                         83,999          4,085,711
Apache Corp.                                      54,401          3,792,838
Baker Hughes Inc.                                131,850          3,726,081
Anadarko Petroleum Corp.                          83,938          3,661,376
Murphy Oil Corp.                                  61,869          3,649,034
Unocal Corp.                                     111,622          3,536,185
Devon Energy Corp.                                72,366          3,509,751
Marathon Oil Corp.                                99,136          2,931,452
Halliburton Co.                                  117,636          2,809,148
Kinder Morgan Inc.                                39,726          2,127,327
Kerr-McGee Corp.                                  46,416          1,926,264
EOG Resources Inc.                                45,407          1,913,451
Transocean Inc./1/                                92,523          1,775,516
Williams Companies Inc.                          173,565          1,770,363
Nabors Industries Ltd./1/                         46,492          1,757,398
Amerada Hess Corp.                                32,042          1,654,008
BJ Services Co./1/                                45,446          1,491,083
Noble Corp./1/                                    36,298          1,246,110
GlobalSantaFe Corp.                               44,122            993,186
Weatherford International Ltd./1/                 28,508            990,653
Valero Energy Corp.                               22,460            959,042
Smith International Inc./1/                       25,487            948,881
Noble Energy Inc.                                 22,416            890,364
Pioneer Natural Resources Co./1/                  33,277            880,177
Sunoco Inc.                                       19,369            847,587
ENSCO International Inc.                          30,366            800,144
XTO Energy Inc.                                   31,691            750,126
Newfield Exploration Co./1/                       16,353            649,705
Cooper Cameron Corp./1/                           12,223            523,389
Helmerich & Payne Inc.                            18,526            491,124
Diamond Offshore Drilling Inc.                    26,221            483,777
Massey Energy Co.                                 27,870            387,393
Tom Brown Inc./1/                                 13,384            361,636
Evergreen Resources Inc./1/                       13,021            357,036
El Paso Corp.                                     47,785            350,742

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
National-Oilwell Inc./1/                          17,226      $     328,500
Tidewater Inc.                                    11,463            314,201
Cabot Oil & Gas Corp.                             11,868            303,227
Grant Prideco Inc./1/                             24,162            273,997
Stone Energy Corp./1/                              7,427            268,412
Varco International Inc./1/                       12,658            222,654
Key Energy Services Inc./1/                       24,980            218,075
Cimarex Energy Co./1/                              9,856            201,555
Chesapeake Energy Corp.                           16,064            191,643
Arch Coal Inc.                                     7,180            175,910
Hanover Compressor Co./1/                         16,496            174,858
Vintage Petroleum Inc.                            12,837            148,267
Forest Oil Corp./1/                                6,108            143,233
Lone Star Technologies Inc./1/                     7,428            103,398
SEACOR SMIT Inc./1/                                2,232             85,530
Veritas DGC Inc./1/                                6,782             60,089
Rowan Companies Inc./1/                            1,888             45,218
Peabody Energy Corp.                               1,140             37,996
Patterson-UTI Energy Inc./1/                         947             27,075
TOTAL COMMON STOCKS
 (Cost: $163,153,966)                                           156,124,104

SHORT TERM INVESTMENTS - 5.90%

MONEY MARKET FUNDS - 3.40%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                    3,605,653          3,605,653
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  1,311,228          1,311,228
BlackRock Temp Cash Money Market Fund/2/          56,392             56,392
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                       337,252            337,252
                                                                  5,310,525

FLOATING RATE NOTES - 1.41%
Beta Finance Inc.
  1.08%, 05/20/04/2/                        $     59,601             59,596
  1.08%, 09/15/04/2/                             119,203            119,192

40                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.08%, 10/12/04/2/                        $     59,601      $      59,596
  1.17%, 08/23/04/2/                              59,601             59,642
CC USA Inc.
  1.06%, 05/24/04/2/                             119,203            119,196
  1.08%, 04/19/04/2/                              52,449             52,448
  1.12%, 07/15/04/2/                              59,601             59,616
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             119,203            119,193
  1.24%, 08/09/04/2/                              29,801             29,797
Five Finance Inc.
  1.09%, 04/15/04/2/                              59,601             59,601
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                             119,203            119,203
Holmes Financing PLC
  1.08%, 04/15/04/2/                              23,841             23,841
K2 USA LLC
  1.08%, 08/16/04/2/                              29,801             29,797
  1.08%, 09/27/04/2/                             128,739            128,721
  1.09%, 04/13/04/2/                              59,601             59,600
  1.09%, 05/17/04/2/                              59,601             59,600
Links Finance LLC
  1.08%, 06/28/04/2/                              59,601             59,594
  1.09%, 03/29/04/2/                              59,601             59,601
  1.09%, 05/04/04/2/                              59,601             59,600
  1.10%, 07/20/04/2/                              47,681             47,674
Nationwide Building Society
  1.14%, 07/23/04/2/                              89,402             89,402
Sigma Finance Inc.
  1.05%, 11/21/03/2/                              59,601             59,570
  1.08%, 07/01/04/2/                              59,601             59,591
  1.09%, 10/07/04/2/                             119,203            119,180
  1.11%, 07/20/04/2/                              59,601             59,593
  1.24%, 08/06/04/2/                              29,801             29,798
Tango Finance Corp.
  1.09%, 07/15/04/2/                              35,761             35,752
  1.10%, 07/06/04/2/                              35,761             35,758
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                              59,601             59,591
White Pine Finance LLC
  1.08%, 05/17/04/2/                              71,522             71,522
  1.08%, 07/06/04/2/                              71,522             71,517
  1.08%, 08/26/04/2/                              59,601             59,594
  1.09%, 04/20/04/2/                              59,601             59,601
                                                                  2,195,577

TIME DEPOSITS - 0.53%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             119,203            119,203
  1.40%, 10/25/04/2/                             119,203            119,186
Bank of New York
  1.39%, 11/01/04/2/                             119,203            119,191
Bank of Nova Scotia
  1.24%, 10/07/04/2/                              89,402             89,394
  1.42%, 10/29/04/2/                              89,402             89,409
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                              89,402             89,389
  1.40%, 10/29/04/2/                             119,203            119,200
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                              89,402             89,393
                                                                    834,365

COMMERCIAL PAPER - 0.37%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                              62,701             62,684
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                              59,601             59,582
  1.06%, 11/17/03/2/                              59,601             59,577
Delaware Funding Corp.
  1.04%, 11/20/03/2/                              68,539             68,505
Edison Asset Securitization
  1.05%, 11/14/03/2/                              59,601             59,582
Falcon Asset Securitization
  1.06%, 11/14/03/2/                              52,449             52,432
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                              59,601             59,575
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                              29,801             29,785
  1.06%, 11/20/03/2/                              29,801             29,786
Prudential Funding LLC
  1.06%, 11/20/03/2/                              59,601             59,571
Windmill Funding Corp.
  1.05%, 11/19/03/2/                              35,761             35,744
                                                                    576,823

SCHEDULES OF INVESTMENTS                                                      41
iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES - 0.19%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                        $     89,402      $      88,856
  1.28%, 08/19/04/2/                              47,681             47,189
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             154,964            153,360
                                                                    289,405
TOTAL SHORT TERM INVESTMENTS
 (Cost: $9,206,695)                                               9,206,695

TOTAL INVESTMENTS IN SECURITIES - 105.86%
 (Cost $172,360,661)                                            165,330,799
Other Assets, Less Liabilities - (5.86%)                         (9,144,783)
                                                              -------------
NET ASSETS - 100.00%                                          $ 156,186,016
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

42                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 100.01%
Pfizer Inc.                                    2,275,179      $  71,895,656
Johnson & Johnson                                867,514         43,661,980
Merck & Co. Inc.                                 655,229         28,993,883
Amgen Inc./1/                                    373,498         23,067,236
Abbott Laboratories                              456,138         19,440,602
Lilly (Eli) & Co.                                280,505         18,687,243
Wyeth                                            387,224         17,092,067
Medtronic Inc.                                   355,010         16,177,806
Bristol-Myers Squibb Co.                         566,042         14,360,486
UnitedHealth Group Inc.                          174,236          8,865,128
Schering-Plough Corp.                            428,539          6,543,791
Boston Scientific Corp./1/                        86,156          5,834,484
Forest Laboratories Inc./1/                      106,662          5,334,167
HCA Inc.                                         135,914          5,198,710
Genentech Inc./1/                                 62,895          5,155,503
Guidant Corp.                                     90,293          4,605,846
Baxter International Inc.                        171,523          4,559,081
Zimmer Holdings Inc./1/                           69,766          4,451,768
WellPoint Health Networks Inc./1/                 44,020          3,913,378
Stryker Corp.                                     40,026          3,246,509
Gilead Sciences Inc./1/                           58,444          3,189,874
St. Jude Medical Inc./1/                          52,578          3,057,936
Genzyme Corp. - General Division/1/               64,906          2,979,185
Allergan Inc.                                     39,226          2,966,270
Anthem Inc./1/                                    40,402          2,764,709
Becton, Dickinson & Co.                           74,427          2,721,051
Biomet Inc.                                       75,413          2,704,310
Medco Health Solutions Inc./1/                    79,048          2,624,394
Aetna Inc.                                        44,952          2,580,694
CIGNA Corp.                                       40,746          2,324,559
MedImmune Inc./1/                                 73,317          1,954,631
Caremark Rx Inc./1/                               77,720          1,946,886
Monsanto Co.                                      76,415          1,914,196
Mylan Laboratories Inc.                           78,357          1,892,322
Tenet Healthcare Corp./1/                        136,388          1,882,154
Biogen Inc./1/                                    43,401          1,756,438
Chiron Corp./1/                                   31,736          1,733,738
IMS Health Inc.                                   69,905          1,644,865
Quest Diagnostics Inc./1/                         23,713          1,604,184
IDEC Pharmaceuticals Corp./1/                     45,140          1,585,768
Health Management Associates Inc. Class A         69,693          1,543,700
Laboratory Corp. of America Holdings/1/           42,365          1,501,839
Applera Corp. - Applied Biosystems Group          61,118          1,410,603
Barr Laboratories Inc./1/                         16,772          1,287,586
Millennium Pharmaceuticals Inc./1/                80,507          1,281,671
Varian Medical Systems Inc./1/                    19,931          1,274,388
Alcon Inc.                                        22,590          1,244,935
Watson Pharmaceuticals Inc./1/                    31,458          1,235,356
Bard (C.R.) Inc.                                  15,105          1,209,155
AdvancePCS/1/                                     23,150          1,191,530
Omnicare Inc.                                     29,655          1,136,973
Lincare Holdings Inc./1/                          28,803          1,121,589
Patterson Dental Co./1/                           16,897          1,081,070
Health Net Inc./1/                                33,867          1,069,859
Hillenbrand Industries Inc.                       16,928          1,007,724
Express Scripts Inc./1/                           18,050            991,306
Celgene Corp./1/                                  23,634            985,301
Humana Inc./1/                                    47,285            959,413
King Pharmaceuticals Inc./1/                      70,429            943,749
Invitrogen Corp./1/                               14,641            931,021
Oxford Health Plans Inc./1/                       22,961            929,921
IVAX Corp./1/                                     47,786            920,358
DENTSPLY International Inc.                       20,319            897,897
Beckman Coulter Inc.                              17,851            886,302
Manor Care Inc.                                   26,084            868,076
Mid Atlantic Medical Services Inc./1/             14,120            824,608
Coventry Health Care Inc./1/                      14,503            794,039
ICOS Corp./1/                                     16,589            775,038
Cephalon Inc./1/                                  16,110            756,526
Bausch & Lomb Inc.                                15,572            749,948
Pharmaceutical Resources Inc./1/                   9,840            711,235
Universal Health Services Inc. Class B/1/         14,654            689,471
DaVita Inc./1/                                    19,457            682,941
First Health Group Corp./1/                       27,927            681,698
Triad Hospitals Inc./1/                           21,969            675,107
Sepracor Inc./1/                                  24,576            654,459
PacifiCare Health Systems Inc./1/                 10,984            653,548
Amylin Pharmaceuticals Inc./1/                    23,877            652,558
Fisher Scientific International Inc./1/           16,001            644,040

SCHEDULES OF INVESTMENTS                                                      43
iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
SICOR Inc./1/                                     23,542      $     630,926
ImClone Systems Inc./1/                           17,576            610,766
Apogent Technologies Inc./1/                      26,952            591,596
INAMED Corp./1/                                    6,772            584,898
Renal Care Group Inc./1/                          14,337            537,781
Edwards Lifesciences Corp./1/                     18,135            525,915
Human Genome Sciences Inc./1/                     37,435            520,721
Neurocrine Biosciences Inc./1/                    11,113            520,422
Taro Pharmaceutical Industries Ltd./1/             7,914            508,475
Medicis Pharmaceutical Corp. Class A               7,921            501,795
IDEXX Laboratories Inc./1/                         9,973            471,723
ICN Pharmaceuticals Inc.                          24,385            470,874
Apria Healthcare Group Inc./1/                    16,147            468,263
Covance Inc./1/                                   17,963            467,577
Accredo Health Inc./1/                            13,999            447,408
Pharmaceutical Product Development
 Inc./1/                                          14,418            433,549
Affymetrix Inc./1/                                16,867            432,301
Charles River Laboratories International
 Inc./1/                                          13,340            430,082
Steris Corp./1/                                   20,297            422,584
Cytyc Corp./1/                                    32,167            415,919
TECHNE Corp./1/                                   11,917            415,069
Andrx Group/1/                                    20,648            410,895
Respironics Inc./1/                                9,854            410,813
ResMed Inc./1/                                     9,778            408,427
Cooper Companies Inc.                              9,138            397,046
Select Medical Corp./1/                           11,729            393,743
Martek Biosciences Corp./1/                        7,869            380,938
Gen-Probe Inc./1/                                 13,884            371,675
Protein Design Labs Inc./1/                       27,285            367,802
Community Health Systems Inc./1/                  15,284            367,122
Pediatrix Medical Group Inc./1/                    6,748            360,681
Invacare Corp.                                     8,761            359,376
Medicines Co. (The)/1/                            12,786            340,747
Alkermes Inc./1/                                  26,037            337,700
IGEN International Inc./1/                         5,708            330,779
MGI Pharma Inc./1/                                 8,730            327,899
OSI Pharmaceuticals Inc./1/                       11,321            316,988
VISX Inc./1/                                      12,591            305,458
Vertex Pharmaceuticals Inc./1/                    22,180            291,002
Odyssey Healthcare Inc./1/                        10,352            287,164
Applera Corp. - Celera Genomics Group1            21,020            281,037
NPS Pharmaceuticals Inc./1/                       10,602            279,151
Abgenix Inc./1/                                   22,438            274,865
LifePoint Hospitals Inc./1/                       10,622            273,092
US Oncology Inc./1/                               24,530            268,358
Diagnostic Products Corp.                          6,404            261,411
Sybron Dental Specialties Inc./1/                 11,032            253,736
Bio-Rad Laboratories Inc. Class A/1/               4,676            244,321
Mentor Corp.                                      11,848            239,922
Perrigo Co.                                       17,741            238,616
Delta & Pine Land Co.                             10,394            237,607
Nektar Therapeutics/1/                            16,273            213,827
Alpharma Inc. Class A                             11,631            211,684
Ligand Pharmaceuticals Inc. Class B/1/            15,345            211,454
PolyMedica Corp.                                   7,056            208,152
Beverly Enterprises Inc./1/                       31,197            189,366
InterMune Inc./1/                                  9,035            180,700
XOMA Ltd./1/                                      23,782            178,127
Tularik Inc./1/                                   13,724            172,511
Advanced Medical Optics Inc./1/                    8,407            169,569
Province Healthcare Co./1/                        12,712            163,222
Medarex Inc./1/                                   22,582            161,461
Haemonetics Corp./1/                               6,994            161,282
Sunrise Senior Living Inc./1/                      5,405            156,205
Enzo Biochem Inc./1/                               8,048            148,888
Cyberonics Inc./1/                                 5,288            144,627
CV Therapeutics Inc./1/                            8,096            142,732
Regeneron Pharmaceuticals Inc./1/                 10,155            140,545
Viasys Healthcare Inc./1/                          7,673            138,498
Nabi Biopharmaceuticals/1/                        12,533            138,239
ArthroCare Corp./1/                                6,177            138,056
Enzon Pharmaceuticals Inc./1/                     12,317            137,458
Cell Genesys Inc./1/                              10,545            135,398
PAREXEL International Corp./1/                     7,417            124,012
Datascope Corp.                                    3,666            122,041
United Therapeutics Inc./1/                        6,021            121,203
Trimeris Inc./1/                                   4,695            120,192
Biosite Inc./1/                                    4,492            115,894
Incyte Corp./1/                                   20,983            110,790

44                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
October 31, 2003

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
Orthodontic Centers of America Inc./1/            12,347      $     109,147
Albany Molecular Research Inc./1/                  7,284            107,075
Immunomedics Inc./1/                              12,362            105,077
Praecis Pharmaceuticals Inc./1/                   15,044            104,255
Transkaryotic Therapies Inc./1/                    7,905            103,635
Cubist Pharmaceuticals Inc./1/                     8,852            102,860
Savient Pharmaceuticals Inc./1/                   16,921            102,372
Myriad Genetics Inc./1/                            7,898             99,989
Alexion Pharmaceuticals Inc./1/                    5,357             99,104
Cell Therapeutics Inc./1/                          8,884             92,394
Pharmacopeia Inc./1/                               7,071             88,246
Molecular Devices Corp./1/                         4,323             76,776
Maxygen Inc./1/                                    8,066             76,627
CuraGen Corp./1/                                  11,732             71,331
Lexicon Genetics Inc./1/                          12,554             70,302
Noven Pharmaceuticals Inc./1/                      6,651             67,109
Gene Logic Inc./1/                                 8,952             44,491
Theragenics Corp./1/                               8,731             38,853
TOTAL COMMON STOCKS
 (Cost: $452,102,855)                                           420,712,817

SHORT TERM INVESTMENTS - 7.93%

MONEY MARKET FUNDS - 4.55%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                   12,928,322         12,928,322
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  4,786,509          4,786,509
BlackRock Temp Cash Money Market Fund/2/         205,854            205,854
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                     1,231,106          1,231,106
                                                                 19,151,791

FLOATING RATE NOTES 1.91%
Beta Finance Inc
  1.08%, 05/20/04/2/                        $    217,569            217,551
  1.08%, 09/15/04/2/                             435,137            435,100
  1.08%, 10/12/04/2/                             217,569            217,548

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.17%, 08/23/04/2/                        $    217,569      $     217,719
CC USA Inc.
  1.06%, 05/24/04/2/                             435,137            435,113
  1.08%, 04/19/04/2/                             191,460            191,456
  1.12%, 07/15/04/2/                             217,569            217,623
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             435,137            435,102
  1.24%, 08/09/04/2/                             108,784            108,772
Five Finance Inc.
  1.09%, 04/15/04/2/                             217,569            217,569
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                             435,137            435,137
Holmes Financing PLC
  1.08%, 04/15/04/2/                              87,027             87,027
K2 USA LLC
  1.08%, 08/16/04/2/                             108,784            108,772
  1.08%, 09/27/04/2/                             469,948            469,885
  1.09%, 04/13/04/2/                             217,569            217,564
  1.09%, 05/17/04/2/                             217,569            217,563
Links Finance LLC
  1.08%, 06/28/04/2/                             217,569            217,540
  1.09%, 03/29/04/2/                             217,569            217,569
  1.09%, 05/04/04/2/                             217,569            217,563
  1.10%, 07/20/04/2/                             174,055            174,030
Nationwide Building Society
  1.14%, 07/23/04/2/                             326,353            326,353
Sigma Finance Inc.
  1.05%, 11/21/03/2/                             217,569            217,454
  1.08%, 07/01/04/2/                             217,569            217,533
  1.09%, 10/07/04/2/                             435,137            435,057
  1.11%, 07/20/04/2/                             217,569            217,538
  1.24%, 08/06/04/2/                             108,784            108,776
Tango Finance Corp.
  1.09%, 07/15/04/2/                             130,541            130,511
  1.10%, 07/06/04/2/                             130,541            130,532
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             217,569            217,531
White Pine Finance LLC
  1.08%, 05/17/04/2/                             261,082            261,082
  1.08%, 07/06/04/2/                             261,082            261,065
  1.08%, 08/26/04/2/                             217,569            217,541

SCHEDULES OF INVESTMENTS                                                      45
iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.09%, 04/20/04/2/                        $    217,569      $     217,569
                                                                  8,014,745
TIME DEPOSITS - 0.72%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             435,137            435,137
  1.40%, 10/25/04/2/                             435,137            435,076
Bank of New York
  1.39%, 11/01/04/2/                             435,137            435,094
Bank of Nova Scotia
  1.24%, 10/07/04/2/                             326,353            326,323
  1.42%, 10/29/04/2/                             326,353            326,377
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                             326,353            326,307
  1.40%, 10/29/04/2/                             435,137            435,126
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                             326,353            326,320
                                                                  3,045,760

COMMERCIAL PAPER - 0.50%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                             228,882            228,822
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                             217,569            217,498
  1.06%, 11/17/03/2/                             217,569            217,479
Delaware Funding Corp.
  1.04%, 11/20/03/2/                             250,195            250,072
Edison Asset Securitization
  1.05%, 11/14/03/2/                             217,569            217,499
Falcon Asset Securitization
  1.06%, 11/14/03/2/                             191,460            191,398
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                             217,569            217,473
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                             108,784            108,727
  1.06%, 11/20/03/2/                             108,784            108,730
Prudential Funding LLC
  1.06%, 11/20/03/2/                             217,569            217,460
Windmill Funding Corp.
  1.05%, 11/19/03/2/                             130,541            130,480
                                                                  2,105,638

U.S. GOVERNMENT AGENCY NOTES - 0.25%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                             326,353            324,362
  1.28%, 08/19/04/2/                             174,055            172,260
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             565,680            559,825
                                                                  1,056,447
TOTAL SHORT TERM INVESTMENTS
 (Cost: $33,374,381)                                             33,374,381

TOTAL INVESTMENTS IN SECURITIES - 107.94%
 (Cost $485,477,236)                                            454,087,198
Other Assets, Less Liabilities - (7.94%)                        (33,418,873)
                                                              -------------
NET ASSETS 100.00%                                            $ 420,668,325
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

46                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.95%
Microsoft Corp.                                1,853,715      $  48,474,647
Intel Corp.                                    1,201,173         39,698,768
International Business Machines Corp.            317,664         28,424,575
Cisco Systems Inc./1/                          1,290,275         27,069,970
Dell Inc./1/                                     416,012         15,026,353
Hewlett-Packard Co.                              503,677         11,237,034
Texas Instruments Inc.                           317,848          9,192,164
Oracle Corp./1/                                  735,593          8,797,692
Applied Materials Inc./1/                        302,343          7,065,756
QUALCOMM Inc.                                    145,877          6,929,158
EMC Corp./1/                                     420,421          5,818,627
Motorola Inc.                                    427,711          5,786,930
Yahoo! Inc./1/                                   101,108          4,418,420
Analog Devices Inc./1/                            66,915          2,966,342
Maxim Integrated Products Inc.                    59,645          2,964,953
Veritas Software Corp./1/                         78,278          2,829,750
Corning Inc./1/                                  244,668          2,686,455
Lucent Technologies Inc./1/                      764,127          2,445,206
Linear Technology Corp.                           57,316          2,442,235
Sun Microsystems Inc./1/                         594,473          2,354,113
KLA-Tencor Corp./1/                               34,647          1,986,313
Xilinx Inc./1/                                    62,607          1,984,642
Computer Associates International Inc.            84,187          1,980,078
Electronic Data Systems Corp.                     87,495          1,876,768
Adobe Systems Inc.                                42,442          1,860,657
Symantec Corp./1/                                 27,886          1,858,602
Pitney Bowes Inc.                                 43,020          1,768,122
Intuit Inc./1/                                    34,568          1,727,709
Lexmark International Inc./1/                     23,416          1,723,652
Network Appliance Inc./1/                         62,969          1,554,075
Xerox Corp./1/                                   145,237          1,524,989
SunGard Data Systems Inc./1/                      52,147          1,462,723
Micron Technology Inc./1/                        101,556          1,456,313
Apple Computer Inc./1/                            63,389          1,450,974
Altera Corp./1/                                   70,256          1,421,279
National Semiconductor Corp./1/                   34,010          1,381,826
Computer Sciences Corp./1/                        34,372          1,361,819
Broadcom Corp. Class A/1/                         41,653          1,330,813
PeopleSoft Inc./1/                                60,882          1,263,910
Microchip Technology Inc.                         37,421          1,224,041
Novellus Systems Inc./1/                          27,895          1,151,785
SanDisk Corp./1/                                  14,256          1,149,034
Affiliated Computer Services Inc.
 Class A/1/                                       23,068          1,128,717
Juniper Networks Inc./1/                          60,881          1,095,249
Siebel Systems Inc./1/                            80,839          1,017,763
Avaya Inc./1/                                     76,374            988,280
BEA Systems Inc./1/                               71,001            986,914
QLogic Corp./1/                                   17,229            965,685
Advanced Micro Devices Inc./1/                    63,486            964,987
Unisys Corp./1/                                   60,415            927,974
JDS Uniphase Corp./1/                            248,004            880,414
Synopsys Inc./1/                                  27,291            865,671
Scientific-Atlanta Inc.                           27,455            812,668
Teradyne Inc./1/                                  34,580            787,732
Citrix Systems Inc./1/                            30,471            770,307
Cadence Design Systems Inc./1/                    50,051            770,285
Mercury Interactive Corp./1/                      15,890            737,932
BMC Software Inc./1/                              41,971            729,456
VeriSign Inc./1/                                  44,336            703,612
Amdocs Ltd./1/                                    32,392            695,132
Marvell Technology Group Ltd./1/                  15,753            691,084
Lam Research Corp./1/                             23,384            672,056
Intersil Corp. Class A                            25,045            645,911
LSI Logic Corp./1/                                69,797            644,924
Seagate Technology                                27,687            636,247
NCR Corp./1/                                      17,447            627,045
Comverse Technology Inc./1/                       34,345            619,584
Maxtor Corp./1/                                   43,813            598,924
Level 3 Communications Inc./1/                   108,991            587,462
Agere Systems Inc. Class B/1/                    167,450            567,656
PMC-Sierra Inc./1/                                31,169            566,341
International Rectifier Corp./1/                  11,828            564,550
Check Point Software Technologies Ltd./1/         33,054            561,587
CIENA Corp./1/                                    86,253            552,882
Cognizant Technology Solutions Corp./1/           11,584            525,798
Tellabs Inc./1/                                   68,600            516,558

SCHEDULES OF INVESTMENTS                                                      47
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Agere Systems Inc. Class A/1/                    141,654      $     492,956
Zebra Technologies Corp. Class A/1/                8,633            491,649
Western Digital Corp./1/                          36,547            491,557
NVIDIA Corp./1/                                   27,741            490,461
3Com Corp./1/                                     67,548            486,346
Storage Technology Corp./1/                       20,071            483,711
Foundry Networks Inc./1/                          20,346            473,248
Crown Castle International Corp./1/               36,864            466,698
Cypress Semiconductor Corp./1/                    21,659            464,802
UTStarcom Inc./1/                                 14,621            460,562
Harris Corp.                                      12,160            452,595
Atmel Corp./1/                                    79,772            449,914
American Tower Corp. Class A/1/                   38,202            443,143
WebMD Corp./1/                                    56,057            436,684
Emulex Corp./1/                                   15,073            426,867
Rambus Inc./1/                                    16,854            417,305
Fairchild Semiconductor International
 Inc. Class A/1/                                  18,106            409,196
Network Associates Inc./1/                        28,868            402,131
Autodesk Inc.                                     20,771            399,842
Novell Inc./1/                                    67,975            399,013
RF Micro Devices Inc./1/                          33,802            395,821
Red Hat Inc./1/                                   25,127            377,910
Advanced Fibre Communications Inc./1/             15,699            377,875
ADC Telecommunications Inc./1/                   147,980            377,349
Polycom Inc./1/                                   18,002            360,580
Compuware Corp./1/                                63,143            354,864
Andrew Corp./1/                                   26,353            344,697
Sonus Networks Inc./1/                            41,051            337,029
NetScreen Technologies Inc./1/                    12,584            334,986
Reynolds & Reynolds Co. (The) Class A             12,202            331,406
Amphenol Corp. Class A/1/                          5,559            326,591
Applied Micro Circuits Corp./1/                   55,795            324,727
Avocent Corp./1/                                   8,498            321,224
Silicon Laboratories Inc./1/                       5,944            320,857
Sybase Inc./1/                                    17,429            311,979
Brocade Communications Systems Inc./1/            46,888            307,116
Varian Semiconductor Equipment Associates
 Inc./1/                                           6,299            304,557
Semtech Corp./1/                                  13,639            302,786
Amkor Technology Inc./1/                          15,873            299,206
Integrated Device Technology Inc./1/              18,988            298,112
Cymer Inc./1/                                      6,409            292,635
Conexant Systems Inc./1/                          49,877            290,783
OmniVision Technologies Inc./1/                    4,868            276,502
Henry (Jack) & Associates Inc.                    13,756            274,845
Documentum Inc./1/                                 9,201            273,730
Vitesse Semiconductor Corp./1/                    38,824            273,321
ADTRAN Inc.                                        3,892            264,773
CACI International Inc. Class A/1/                 5,293            262,162
BearingPoint Inc./1/                              27,878            262,053
Electronics For Imaging Inc./1/                    9,657            261,705
EarthLink Inc./1/                                 27,025            247,279
Cree Inc./1/                                      13,444            238,765
Ascential Software Corp./1/                       10,752            238,587
IKON Office Solutions Inc.                        27,209            228,556
Macromedia Inc./1/                                11,829            226,052
Plantronics Inc./1/                                8,067            224,343
Imation Corp.                                      6,588            224,321
Hyperion Solutions Corp./1/                        6,685            223,881
Kronos Inc./1/                                     3,722            223,320
Skyworks Solutions Inc./1/                        25,890            222,136
Cerner Corp./1/                                    5,187            219,773
Intergraph Corp./1/                                8,356            217,757
Mentor Graphics Corp./1/                          12,719            213,043
Micrel Inc./1/                                    12,438            205,227
Gateway Inc./1/                                   39,569            199,428
Axcelis Technologies Inc./1/                      18,365            194,302
CNET Networks Inc./1/                             23,859            194,212
Power Integrations Inc./1/                         5,498            191,440
Credence Systems Corp./1/                         11,630            189,685
Advanced Digital Information Corp./1/             11,375            184,844
United Online Inc./1/                              6,313            181,751
FileNET Corp./1/                                   6,719            179,532
Tekelec/1/                                        11,097            178,551
InterDigital Communications Corp./1/              10,466            177,817
Extreme Networks Inc./1/                          20,323            174,778
Sycamore Networks Inc./1/                         33,917            169,585

48                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
Brooks Automation Inc./1/                          6,786      $     169,311
Silicon Storage Technology Inc./1/                15,144            169,310
Adaptec Inc./1/                                   19,620            166,966
Trimble Navigation Ltd./1/                         5,942            164,296
TriQuint Semiconductor Inc./1/                    22,855            163,870
Hutchinson Technology Inc./1/                      4,775            160,010
Informatica Corp./1/                              14,628            159,445
McDATA Corp. Class A/1/                           14,975            154,692
Lattice Semiconductor Corp./1/                    19,581            152,732
Parametric Technology Corp./1/                    48,957            152,256
Ariba Inc./1/                                     45,619            148,262
Black Box Corp.                                    3,372            145,198
Perot Systems Corp. Class A/1/                    13,539            143,784
CommScope Inc./1/                                  9,262            143,468
Digital River Inc./1/                              5,216            142,814
RSA Security Inc./1/                              10,748            139,402
Kulicke & Soffa Industries Inc./1/                 9,255            135,863
Keane Inc./1/                                     10,198            134,002
RealNetworks Inc./1/                              20,147            133,978
GlobeSpanVirata Inc./1/                           21,698            133,660
Internet Security Systems Inc./1/                  8,088            132,724
MICROS Systems Inc./1/                             3,207            129,851
ATMI Inc./1/                                       5,616            129,112
Borland Software Corp./1/                         14,480            128,582
Cirrus Logic Inc./1/                              15,524            126,676
NetIQ Corp./1/                                    10,390            126,135
Zoran Corp./1/                                     7,488            124,750
DSP Group Inc./1/                                  5,213            124,486
Actel Corp./1/                                     4,606            124,270
Asyst Technologies Inc./1/                         6,644            123,911
Ultratech Inc./1/                                  3,908            121,969
Quest Software Inc./1/                             8,139            121,271
LTX Corp./1/                                       8,407            120,136
Exar Corp./1/                                      7,407            119,179
Vignette Corp./1/                                 46,926            117,784
American Management Systems Inc./1/                7,898            116,890
Micromuse Inc./1/                                 14,198            114,294
Photronics Inc./1/                                 5,113            110,134
REMEC Inc./1/                                      9,852            108,668
TIBCO Software Inc./1/                            16,856            108,553
JDA Software Group Inc./1/                         5,046            108,035
Dendrite International Inc./1/                     6,872            103,767
F5 Networks Inc./1/                                4,148            103,741
Advent Software Inc./1/                            5,618            102,866
Imagistics International Inc./1/                   3,149            101,240
S1 Corp./1/                                       12,410            100,273
Packeteer Inc./1/                                  5,631             98,430
Retek Inc./1/                                      9,810             98,394
M-Systems Flash Disk Pioneers Ltd./1/              4,862             96,268
Verity Inc./1/                                     6,839             96,088
IDX Systems Corp./1/                               3,665             96,023
Kopin Corp./1/                                    13,025             95,473
E.piphany Inc./1/                                 13,662             94,814
CIBER Inc./1/                                     10,107             93,187
Agile Software Corp./1/                            8,453             92,729
Transmeta Corp./1/                                22,626             91,635
Inter-Tel Inc.                                     3,614             91,037
Systems & Computer Technology Corp./1/             6,143             90,302
Quantum Corp./1/                                  28,579             88,881
Wind River Systems Inc./1/                        13,019             87,227
Silicon Image Inc./1/                             12,317             86,589
Mindspeed Technologies Inc./1/                    16,864             86,344
Mercury Computer Systems Inc./1/                   3,943             84,814
SonicWALL Inc./1/                                 10,097             81,786
Manugistics Group Inc./1/                         10,875             78,953
webMethods Inc./1/                                 9,049             78,545
Harmonic Inc./1/                                  10,120             78,531
Echelon Corp./1/                                   5,946             77,179
ESS Technology Inc./1/                             5,528             76,729
Cable Design Technologies Corp./1/                 7,816             75,346
Finisar Corp./1/                                  23,341             72,357
Cohu Inc.                                          3,581             71,871
SERENA Software Inc./1/                            4,152             71,622
PanAmSat Corp./1/                                  3,323             68,786
Powerwave Technologies Inc./1/                    10,550             68,681
C-COR.net Corp./1/                                 6,756             68,100
Interwoven Inc./1/                                17,185             65,131
RadiSys Corp./1/                                   3,219             62,931
DuPont Photomasks Inc./1/                          2,642             61,242
MRV Communications Inc./1/                        18,630             57,380
General Cable Corp./1/                             6,046             57,377

SCHEDULES OF INVESTMENTS                                                      49
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
October 31, 2003

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
Siliconix Inc./1/                                  1,123      $      57,003
New Focus Inc./1/                                 10,832             56,218
Arris Group Inc./1/                                9,301             55,806
Concurrent Computer Corp./1/                      11,455             53,266
MatrixOne Inc./1/                                  8,649             47,915
Computer Network Technology Corp./1/               4,833             47,847
Entrust Inc./1/                                   10,144             47,778
MRO Software Inc./1/                               3,634             45,970
McDATA Corp. Class B/1/                            4,486             45,847
Iomega Corp.                                       8,278             45,612
InFocus Corp./1/                                   6,531             43,039
Silicon Graphics Inc./1/                          34,825             39,352
Stratex Networks Inc./1/                          12,272             39,270
PC-Tel Inc./1/                                     3,749             37,977
Actuate Corp./1/                                  10,508             37,408
Keynote Systems Inc./1/                            3,271             37,126
WatchGuard Technologies Inc./1/                    5,184             29,808
TOTAL COMMON STOCKS
 (Cost: $342,879,516)                                           330,057,125

SHORT TERM INVESTMENTS - 7.43%

MONEY MARKET FUNDS - 4.28%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                    9,568,942          9,568,942
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  3,502,161          3,502,161
BlackRock Temp Cash Money Market Fund/2/         150,618            150,618
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                       900,768            900,768
                                                                 14,122,489

FLOATING RATE NOTES - 1.78%
Beta Finance Inc.
  1.08%, 05/20/04/2/                        $    159,189            159,176
  1.08%, 09/15/04/2/                             318,378            318,351
  1.08%, 10/12/04/2/                             159,189            159,174

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.17%, 08/23/04/2/                        $    159,189      $     159,299
CC USA Inc.
  1.06%, 05/24/04/2/                             318,378            318,361
  1.08%, 04/19/04/2/                             140,086            140,083
  1.12%, 07/15/04/2/                             159,189            159,229
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             318,378            318,352
  1.24%, 08/09/04/2/                              79,595             79,585
Five Finance Inc.
  1.09%, 04/15/04/2/                             159,189            159,189
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                             318,378            318,378
Holmes Financing PLC
  1.08%, 04/15/04/2/                              63,676             63,676
K2 USA LLC
  1.08%, 08/16/04/2/                              79,595             79,585
  1.08%, 09/27/04/2/                             343,849            343,802
  1.09%, 04/13/04/2/                             159,189            159,186
  1.09%, 05/17/04/2/                             159,189            159,185
Links Finance LLC
  1.08%, 06/28/04/2/                             159,189            159,169
  1.09%, 03/29/04/2/                             159,189            159,189
  1.09%, 05/04/04/2/                             159,189            159,185
  1.10%, 07/20/04/2/                             127,351            127,333
Nationwide Building Society
  1.14%, 07/23/04/2/                             238,784            238,784
Sigma Finance Inc.
  1.05%, 11/21/03/2/                             159,189            159,106
  1.08%, 07/01/04/2/                             159,189            159,163
  1.09%, 10/07/04/2/                             318,378            318,319
  1.11%, 07/20/04/2/                             159,189            159,167
  1.24%, 08/06/04/2/                              79,595             79,589
Tango Finance Corp.
  1.09%, 07/15/04/2/                              95,514             95,491
  1.10%, 07/06/04/2/                              95,514             95,507
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             159,189            159,162
White Pine Finance LLC
  1.08%, 05/17/04/2/                             191,027            191,027
  1.08%, 07/06/04/2/                             191,027            191,015
  1.08%, 08/26/04/2/                             159,189            159,169

50                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.09%, 04/20/04/2/                        $    159,189      $     159,189
                                                                  5,864,175

TIME DEPOSITS - 0.67%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             318,378            318,378
  1.40%, 10/25/04/2/                             318,378            318,332
Bank of New York
  1.39%, 11/01/04/2/                             318,378            318,347
Bank of Nova Scotia
  1.24%, 10/07/04/2/                             238,784            238,762
  1.42%, 10/29/04/2/                             238,784            238,801
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                             238,784            238,750
  1.40%, 10/29/04/2/                             318,378            318,371
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                             238,784            238,760
                                                                  2,228,501

COMMERCIAL PAPER - 0.47%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                             167,467            167,423
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                             159,189            159,138
  1.06%, 11/17/03/2/                             159,189            159,124
Delaware Funding Corp.
  1.04%, 11/20/03/2/                             183,061            182,971
Edison Asset Securitization
  1.05%, 11/14/03/2/                             159,189            159,138
Falcon Asset Securitization
  1.06%, 11/14/03/2/                             140,086            140,041
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                             159,189            159,120
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                              79,595             79,553
  1.06%, 11/20/03/2/                              79,595             79,555
Prudential Funding LLC
  1.06%, 11/20/03/2/                             159,189            159,110
Windmill Funding Corp.
  1.05%, 11/19/03/2/                              95,514             95,469
                                                                  1,540,642

U.S. GOVERNMENT AGENCY NOTES - 0.23%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                             238,784            237,327
  1.28%, 08/19/04/2/                             127,352            126,038
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             413,893            409,609
                                                                    772,974
TOTAL SHORT TERM INVESTMENTS
 (Cost: $24,528,781)                                             24,528,781

TOTAL INVESTMENTS IN SECURITIES - 107.38%
 (Cost $367,408,297)                                            354,585,906
Other Assets, Less Liabilities (7.38%)                          (24,369,182)
                                                              -------------
NET ASSETS 100.00%                                            $ 330,216,724
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      51

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.97%
Verizon Communications Inc.                      712,640    $    23,944,704
SBC Communications Inc.                          871,248         20,892,527
BellSouth Corp.                                  304,905          8,022,051
Citizens Communications Co./1/                   420,466          5,234,802
Nextel Communications Inc. Class A/1/            214,873          5,199,927
Telephone & Data Systems Inc.                     82,942          5,192,169
CenturyTel Inc.                                  142,858          5,107,174
Alltel Corp.                                     104,927          4,959,899
AT&T Corp.                                       261,285          4,857,288
AT&T Wireless Services Inc./1/                   651,317          4,722,048
Sprint Corp. (FON Group)                         276,665          4,426,640
BCE Inc.                                         154,820          3,500,480
Vodafone Group PLC ADR                           147,990          3,129,989
Cincinnati Bell Inc./1/                          540,517          2,762,042
Comcast Corp. Class A/1/                          71,317          2,419,073
Qwest Communications International
 Inc./1/                                         577,093          2,037,138
United States Cellular Corp./1/                   53,176          1,800,539
Sprint Corp. (PCS Group)/1/                      191,001            830,854
Western Wireless Corp. Class A/1/                 23,656            458,926
IDT Corp. Class B/1/                              18,711            357,754
Nextel Partners Inc. Class A/1/                   15,785            189,736
Wireless Facilities Inc./1/                       10,012            172,006
IDT Corp./1/                                       6,094            113,044
TOTAL COMMON STOCKS
 (Cost: $124,682,796)                                           110,330,810

SHORT TERM INVESTMENTS - 11.17%

MONEY MARKET FUNDS - 6.63%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                    5,116,444          5,116,444
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  1,687,153          1,687,153
BlackRock Temp Cash Money Market Fund/2/          72,560             72,560

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                       433,941      $     433,941
                                                                  7,310,098

FLOATING RATE NOTES - 2.56%
Beta Finance Inc.
  1.08%, 05/20/04/2/                        $     76,689             76,683
  1.08%, 09/15/04/2/                             153,378            153,364
  1.08%, 10/12/04/2/                              76,689             76,682
  1.17%, 08/23/04/2/                              76,689             76,742
CC USA Inc.
  1.06%, 05/24/04/2/                             153,378            153,369
  1.08%, 04/19/04/2/                              67,486             67,485
  1.12%, 07/15/04/2/                              76,689             76,708
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             153,378            153,365
  1.24%, 08/09/04/2/                              38,344             38,340
Five Finance Inc.
  1.09%, 04/15/04/2/                              76,689             76,689
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                             153,378            153,378
Holmes Financing PLC
  1.08%, 04/15/04/2/                              30,676             30,676
K2 USA LLC
  1.08%, 08/16/04/2/                              38,344             38,340
  1.08%, 09/27/04/2/                             165,648            165,626
  1.09%, 04/13/04/2/                              76,689             76,687
  1.09%, 05/17/04/2/                              76,689             76,687
Links Finance LLC
  1.08%, 06/28/04/2/                              76,689             76,679
  1.09%, 03/29/04/2/                              76,689             76,689
  1.09%, 05/04/04/2/                              76,689             76,687
  1.10%, 07/20/04/2/                              61,351             61,342
Nationwide Building Society
  1.14%, 07/23/04/2/                             115,033            115,033
Sigma Finance Inc.
  1.05%, 11/21/03/2/                              76,689             76,649
  1.08%, 07/01/04/2/                              76,689             76,676
  1.09%, 10/07/04/2/                             153,378            153,349

52                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.11%, 07/20/04/2/                        $     76,689      $      76,678
  1.24%, 08/06/04/2/                              38,344             38,341
Tango Finance Corp.
  1.09%, 07/15/04/2/                              46,013             46,003
  1.10%, 07/06/04/2/                              46,013             46,010
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                              76,689             76,676
White Pine Finance LLC
  1.08%, 05/17/04/2/                              92,027             92,027
  1.08%, 07/06/04/2/                              92,027             92,021
  1.08%, 08/26/04/2/                              76,689             76,679
  1.09%, 04/20/04/2/                              76,689             76,689
                                                                  2,825,049

TIME DEPOSITS - 0.97%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             153,378            153,378
  1.40%, 10/25/04/2/                             153,378            153,355
Bank of New York
  1.39%, 11/01/04/2/                             153,378            153,362
Bank of Nova Scotia
  1.24%, 10/07/04/2/                             115,033            115,022
  1.42%, 10/29/04/2/                             115,033            115,042
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                             115,033            115,017
  1.40%, 10/29/04/2/                             153,378            153,374
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                             115,033            115,022
                                                                  1,073,572

COMMERCIAL PAPER - 0.67%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                              80,677             80,655
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                              76,689             76,664
  1.06%, 11/17/03/2/                              76,689             76,657
Delaware Funding Corp.
  1.04%, 11/20/03/2/                              88,189             88,146
Edison Asset Securitization
  1.05%, 11/14/03/2/                              76,689             76,664
Falcon Asset Securitization
  1.06%, 11/14/03/2/                              67,486             67,464
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                              76,689             76,655
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                              38,344             38,324
  1.06%, 11/20/03/2/                              38,344             38,326
Prudential Funding LLC
  1.06%, 11/20/03/2/                              76,689             76,650
Windmill Funding Corp.
  1.05%, 11/19/03/2/                              46,013             45,992
                                                                    742,197

U.S. GOVERNMENT AGENCY NOTES - 0.34%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                             115,033            114,331
  1.28%, 08/19/04/2/                              61,351             60,718
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             199,391            197,329
                                                                    372,378
TOTAL SHORT TERM INVESTMENTS
 (Cost: $12,323,294)                                             12,323,294

TOTAL INVESTMENTS IN SECURITIES - 111.14%
 (Cost $137,006,090)                                            122,654,104
Other Assets, Less Liabilities (11.14%)                         (12,295,189)
                                                              -------------
NET ASSETS - 100.00%                                          $ 110,358,915
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      53

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.82%
Southern Company                                 986,033      $  29,383,783
Exelon Corp.                                     441,110         27,988,430
Dominion Resources Inc.                          438,283         26,998,233
Duke Energy Corp.                              1,231,160         22,345,554
Entergy Corp.                                    308,483         16,627,234
FirstEnergy Corp.                                444,905         15,300,283
American Electric Power Co. Inc.                 539,659         15,212,987
FPL Group Inc.                                   228,829         14,585,560
Progress Energy Inc.                             332,599         14,335,017
PG&E Corp./1/                                    525,300         12,843,585
Public Service Enterprise Group Inc.             307,859         12,582,197
Consolidated Edison Inc.                         307,354         12,438,616
TXU Corp.                                        440,062         10,042,215
Ameren Corp.                                     220,278          9,835,413
PPL Corp.                                        239,192          9,548,545
Xcel Energy Inc.                                 544,784          8,934,458
Edison International/1/                          445,170          8,774,301
DTE Energy Co.                                   228,820          8,438,882
Constellation Energy Group Inc.                  228,035          8,293,633
Cinergy Corp.                                    224,243          8,142,263
KeySpan Corp.                                    214,960          7,517,151
NiSource Inc.                                    358,765          7,430,023
AES Corp. (The)/1/                               802,182          7,019,092
Sempra Energy                                    249,240          6,928,872
Wisconsin Energy Corp.                           160,077          5,242,522
SCANA Corp.                                      136,876          4,693,478
Pinnacle West Capital Corp.                      124,716          4,559,617
Energy East Corp.                                198,842          4,464,003
Pepco Holdings Inc.                              232,914          4,099,286
Alliant Energy Corp.                             150,375          3,618,022
CenterPoint Energy Inc.                          366,123          3,591,667
Questar Corp.                                    112,960          3,586,480
Equitable Resources Inc.                          85,345          3,516,214
NSTAR                                             72,494          3,385,470
TECO Energy Inc.                                 256,201          3,363,919
Northeast Utilities                              173,067          3,260,582
MDU Resources Group Inc.                         143,127          3,238,964
Great Plains Energy Inc.                          94,565          3,014,732
Puget Energy Inc.                                128,218          2,914,395
OGE Energy Corp.                                 110,054          2,510,332
Vectren Corp.                                    102,533          2,419,779
Calpine Corp./1/                                 522,958          2,410,836
Philadelphia Suburban Corp.                      100,751          2,379,739
DPL Inc.                                         129,614          2,361,567
National Fuel Gas Co.                            105,101          2,349,007
Hawaiian Electric Industries Inc.                 50,658          2,318,617
AGL Resources Inc.                                79,360          2,233,984
Nicor Inc.                                        60,056          2,058,119
Peoples Energy Corp.                              50,062          2,025,008
Westar Energy Inc.                                98,621          1,970,448
WPS Resources Corp.                               43,961          1,948,791
Reliant Resources Inc./1/                        378,850          1,875,308
WGL Holdings Inc.                                 66,293          1,833,001
Allegheny Energy Inc./1/                         172,787          1,828,086
UGI Corp.                                         57,460          1,769,768
ONEOK Inc.                                        88,620          1,762,652
Piedmont Natural Gas Co.                          42,681          1,695,716
Energen Corp.                                     44,303          1,633,452
Duquesne Light Holdings Inc.                     101,066          1,624,131
Atmos Energy Corp.                                66,215          1,622,267
CMS Energy Corp.                                 196,463          1,595,280
PNM Resources Inc.                                54,947          1,553,901
Dynegy Inc. Class A/1/                           376,576          1,510,070
Black Hills Corp.                                 43,786          1,408,596
New Jersey Resources Corp.                        37,147          1,406,014
IDACORP Inc.                                      51,663          1,402,650
Cleco Corp.                                       64,438          1,079,336
Aquila Inc./1/                                   265,547          1,048,911
Avista Corp.                                      61,442          1,044,514
Southern Union Co./1/                             59,206          1,042,618
Northwest Natural Gas Co.                         34,813          1,009,577
Sierra Pacific Resources/1/                      160,096            955,773
UniSource Energy Corp.                            42,829            826,600
El Paso Electric Co./1/                           65,860            799,540
Texas Genco Holdings Inc.                         20,766            620,903
NUI Corp.                                         21,900            373,833
TOTAL COMMON STOCKS
 (Cost: $428,671,503)                                           438,404,402

54                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
October 31, 2003

                                               SHARES OR
SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.17%

MONEY MARKET FUNDS - 5.83%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2//3/                 $ 17,254,996      $  17,254,996
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2//3/                                  6,412,555          6,412,555
BlackRock Temp Cash Money Market Fund/2/         275,786            275,786
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                     1,649,330          1,649,330
                                                                 25,592,667

FLOATING RATE NOTES - 2.45%
Beta Finance Inc.
  1.08%, 05/20/04/2/                             291,480            291,456
  1.08%, 09/15/04/2/                             582,960            582,909
  1.08%, 10/12/04/2/                             291,480            291,453
  1.17%, 08/23/04/2/                             291,480            291,681
CC USA Inc.
  1.06%, 05/24/04/2/                             582,960            582,927
  1.08%, 04/19/04/2/                             256,502            256,496
  1.12%, 07/15/04/2/                             291,480            291,553
Dorada Finance Inc.
  1.08%, 05/20/04/2/                             582,960            582,912
  1.24%, 08/09/04/2/                             145,740            145,723
Five Finance Inc.
  1.09%, 04/15/04/2/                             291,480            291,480
HBOS Treasury Services PLC
  1.13%, 10/22/04/2/                             582,960            582,960
Holmes Financing PLC
  1.08%, 04/15/04/2/                             116,592            116,592
K2 USA LLC
  1.08%, 08/16/04/2/                             145,740            145,723
  1.08%, 09/27/04/2/                             629,596            629,512
  1.09%, 04/13/04/2/                             291,480            291,473
  1.09%, 05/17/04/2/                             291,480            291,472
Links Finance LLC
  1.08%, 06/28/04/2/                             291,480            291,442

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
  1.09%, 03/29/04/2/                        $    291,480      $     291,480
  1.09%, 05/04/04/2/                             291,480            291,473
  1.10%, 07/20/04/2/                             233,184            233,151
Nationwide Building Society
  1.14%, 07/23/04/2/                             437,220            437,220
Sigma Finance Inc.
  1.05%, 11/21/03/2/                             291,480            291,327
  1.08%, 07/01/04/2/                             291,480            291,432
  1.09%, 10/07/04/2/                             582,960            582,852
  1.11%, 07/20/04/2/                             291,480            291,438
  1.24%, 08/06/04/2/                             145,740            145,729
Tango Finance Corp.
  1.09%, 07/15/04/2/                             174,888            174,847
  1.10%, 07/06/04/2/                             174,888            174,876
WhistleJacket Capital LLC
  1.08%, 09/15/04/2/                             291,480            291,430
White Pine Finance LLC
  1.08%, 05/17/04/2/                             349,776            349,776
  1.08%, 07/06/04/2/                             349,776            349,753
  1.08%, 08/26/04/2/                             291,480            291,444
  1.09%, 04/20/04/2/                             291,480            291,480
                                                                 10,737,472

TIME DEPOSITS - 0.93%
Abbey National Treasury Services PLC
  1.06%, 11/03/03/2/                             582,960            582,960
  1.40%, 10/25/04/2/                             582,960            582,875
Bank of New York
  1.39%, 11/01/04/2/                             582,960            582,901
Bank of Nova Scotia
  1.24%, 10/07/04/2/                             437,220            437,179
  1.42%, 10/29/04/2/                             437,220            437,253
Canadian Imperial Bank of Commerce
  1.24%, 10/07/04/2/                             437,220            437,159
  1.40%, 10/29/04/2/                             582,960            582,945
Toronto-Dominion Bank
  1.41%, 11/01/04/2/                             437,220            437,176
                                                                  4,080,448

COMMERCIAL PAPER - 0.64%
Alpine Securitization Corp.
  1.06%, 11/12/03/2/                             306,637            306,555

SCHEDULES OF INVESTMENTS                                                      55
iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
October 31, 2003

SECURITY                                       PRINCIPAL              VALUE
---------------------------------------------------------------------------
Amsterdam Funding Corp.
  1.06%, 11/14/03/2/                        $    291,480    $       291,385
  1.06%, 11/17/03/2/                             291,480            291,360
Delaware Funding Corp.
  1.04%, 11/20/03/2/                             335,190            335,025
Edison Asset Securitization
  1.05%, 11/14/03/2/                             291,480            291,386
Falcon Asset Securitization
  1.06%, 11/14/03/2/                             256,502            256,419
Ford Credit Auto Receivables Owner Trust
  1.05%, 11/18/03/2/                             291,480            291,352
Park Avenue Receivables Corp.
  1.05%, 11/21/03/2/                             145,740            145,663
  1.06%, 11/20/03/2/                             145,740            145,667
Prudential Funding LLC
  1.06%, 11/20/03/2/                             291,480            291,334
Windmill Funding Corp.
  1.05%, 11/19/03/2/                             174,888            174,806
                                                                  2,820,952

U.S. GOVERNMENT AGENCY NOTES - 0.32%
Federal Home Loan Mortgage Corporation
  1.15%, 05/12/04/2/                             437,220            434,552
  1.28%, 08/19/04/2/                             233,184            230,779
Federal National Mortgage Association
  1.28%, 08/20/04/2/                             757,847            750,007
                                                                  1,415,338
TOTAL SHORT TERM INVESTMENTS
 (Cost: $44,646,877)                                             44,646,877

TOTAL INVESTMENTS IN SECURITIES - 109.99%
 (Cost $473,318,380)                                            483,051,279
Other Assets, Less Liabilities (9.99%)                          (43,868,197)
                                                              -------------
NET ASSETS - 100.00%                                          $ 439,183,082
                                                              =============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

56                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND
October 31, 2003

SECURITY                                          SHARES              VALUE
---------------------------------------------------------------------------
COMMON STOCKS - 99.97%
FedEx Corp.                                       37,666      $   2,853,576
United Parcel Service Inc. Class B                38,439          2,787,596
Union Pacific Corp.                               36,207          2,266,558
Roadway Corp.                                     36,594          1,875,443
CSX Corp.                                         34,621          1,101,640
Burlington Northern Santa Fe Corp.                36,823          1,065,658
Ryder System Inc.                                 35,129          1,053,870
CNF Inc.                                          29,863          1,045,802
Expeditors International Washington Inc.          27,661          1,038,394
Yellow Corp./1/                                   31,581          1,037,436
Alexander & Baldwin Inc.                          33,403          1,035,827
Hunt (J.B.) Transport Services Inc./1/            39,068            991,546
USF Corp.                                         30,573            975,890
GATX Corp.                                        36,955            831,118
Norfolk Southern Corp.                            37,645            758,547
Continental Airlines Inc. Class B/1/              36,224            691,878
Southwest Airlines Co.                            35,100            680,940
Northwest Airlines Corp./1/                       36,255            496,331
AMR Corp./1/                                      36,098            479,382
Delta Air Lines Inc.                              36,714            478,016
TOTAL COMMON STOCKS
 (Cost: $22,696,309)                                             23,545,448

SHORT TERM INVESTMENTS - 0.08%

MONEY MARKET FUNDS - 0.08%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/                          20,000             20,000
                                                                     20,000

TOTAL SHORT TERM INVESTMENTS
 (Cost: $20,000)                                                     20,000

TOTAL INVESTMENTS IN SECURITIES - 100.05%
 (Cost $22,716,309)                                              23,565,448
Other Assets, Less Liabilities - (0.05%)                            (12,453)
                                                              -------------
NET ASSETS - 100.00%                                          $  23,552,995
                                                              =============

/1/  Non-income earning securities.
/2/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS                                                      57

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
October 31, 2003

                                                                                  iSHARES DOW JONES U.S.
                                                           --------------------------------------------------------------------
                                                                    TOTAL            ENERGY        HEALTHCARE        TECHNOLOGY
                                                                   MARKET            SECTOR            SECTOR            SECTOR
                                                               INDEX FUND        INDEX FUND        INDEX FUND        INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                        $  281,196,590    $  172,360,661    $  485,477,236    $  367,408,297
                                                           --------------    --------------    --------------    --------------
Investments in securities, at value (including
 securities on loan /1/)(Note 1)                           $  291,751,451    $  165,330,799    $  454,087,198    $  354,585,906
Receivables:
  Dividends and interest                                          357,496           119,521           279,135           341,320
                                                           --------------    --------------    --------------    --------------
Total Assets                                                  292,108,947       165,450,320       454,366,333       354,927,226
                                                           --------------    --------------    --------------    --------------

LIABILITIES
Payables:
  Collateral for securities on loan (Note 5)                   12,645,043         9,115,673        33,275,874        24,347,076
  iShares redeemed                                                      -                 -                 -            12,399
  Advisory fees (Note 2)                                           87,841           148,631           422,134           351,027
                                                           --------------    --------------    --------------    --------------
Total Liabilities                                              12,732,884         9,264,304        33,698,008        24,710,502
                                                           --------------    --------------    --------------    --------------

NET ASSETS                                                 $  279,376,063    $  156,186,016    $  420,668,325    $  330,216,724
                                                           ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                          $  279,563,953    $  170,085,603    $  456,074,719    $  370,886,308
  Undistributed (distributions in excess of) net
   investment income (accumulated net investment loss)            570,316            15,460           (21,958)         (142,418)
  Accumulated net realized loss                               (11,313,067)       (6,885,185)       (3,994,398)      (27,704,775)
  Net unrealized appreciation (depreciation)                   10,554,861        (7,029,862)      (31,390,038)      (12,822,391)
                                                           --------------    --------------    --------------    --------------
NET ASSETS                                                 $  279,376,063    $  156,186,016    $  420,668,325    $  330,216,724
                                                           ==============    ==============    ==============    ==============

iShares outstanding                                             5,600,000         3,600,000         7,900,000         7,000,000
                                                           ==============    ==============    ==============    ==============

Net asset value per iShare                                 $        49.89    $        43.39    $        53.25    $        47.17
                                                           ==============    ==============    ==============    ==============

/1/ Securities on loan with market values of $12,211,163, $8,828,146, $32,279,358 and $23,346,446, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

58                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
October 31, 2003

                                                                 iSHARES DOW JONES U.S.          iSHARES DOW JONES
                                                      ---------------------------------------    -----------------
                                                        TELECOMMUNICATIONS          UTILITIES       TRANSPORTATION
                                                                    SECTOR             SECTOR              AVERAGE
                                                                INDEX FUND         INDEX FUND           INDEX FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                   $        137,006,090    $   473,318,380    $      22,716,309
                                                      --------------------    ---------------    -----------------
Investments in securities, at value (including
 securities on loan/1/) (Note 1)                      $        122,654,104    $   483,051,279    $      23,565,448
Receivables:
  Investment securities sold                                       449,153                  -                    -
  Dividends and interest                                           870,823          1,144,757                   13
                                                      --------------------    ---------------    -----------------
Total Assets                                                   123,974,080        484,196,036           23,565,461
                                                      --------------------    ---------------    -----------------

LIABILITIES
Payables:
  Investment securities purchased                                1,752,476                  -                    -
  Collateral for securities on loan (Note 5)                    11,729,112         44,580,167                    -
  iShares redeemed                                                   4,093                  -                    -
  iShares sold                                                           -                  -                4,091
  Advisory fees (Note 2)                                           129,484            432,787                8,375
                                                      --------------------    ---------------    -----------------
Total Liabilities                                               13,615,165         45,012,954               12,466
                                                      --------------------    ---------------    -----------------

NET ASSETS                                            $        110,358,915    $   439,183,082    $      23,552,995
                                                      ====================    ===============    =================

NET ASSETS CONSIST OF:
  Paid-in capital                                     $        149,685,613    $   446,307,637    $      22,712,218
  Undistributed net investment income (accumulated
   net investment loss)                                            821,722            237,525               (8,362)
  Accumulated net realized loss                                (25,796,434)       (17,094,979)                   -
  Net unrealized appreciation (depreciation)                   (14,351,986)         9,732,899              849,139
                                                      --------------------    ---------------    -----------------
NET ASSETS                                            $        110,358,915    $   439,183,082    $      23,552,995
                                                      ====================    ===============    =================

iShares outstanding                                              5,500,000          8,100,000              450,000
                                                      ====================    ===============    =================

Net asset value per iShare                            $              20.07    $         54.22    $           52.34
                                                      ====================    ===============    =================

/1/ Securities on loan with market values of $11,240,044, $42,754,974 and $-, respectively. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          59

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended October 31, 2003

                                                                                  iSHARES DOW JONES U.S.
                                                           --------------------------------------------------------------------
                                                                    TOTAL            ENERGY        HEALTHCARE        TECHNOLOGY
                                                                   MARKET            SECTOR            SECTOR            SECTOR
                                                               INDEX FUND        INDEX FUND        INDEX FUND        INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/                                             $    2,056,468    $    1,525,118    $    2,799,765    $      797,867
  Interest                                                          1,064               553             1,057               382
  Securities lending income                                         5,882             2,955            13,011            10,017
                                                           --------------    --------------    --------------    --------------
Total investment income                                         2,063,414         1,528,626         2,813,833           808,266
                                                           --------------    --------------    --------------    --------------

EXPENSES (Note 2)
  Advisory fees                                                   234,430           399,637         1,270,950           950,684
                                                           --------------    --------------    --------------    --------------
Total expenses                                                    234,430           399,637         1,270,950           950,684
                                                           --------------    --------------    --------------    --------------
Net investment income (loss)                                    1,828,984         1,128,989         1,542,883          (142,418)
                                                           --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                                (2,522,035)         (328,607)       (4,209,987)      (14,624,852)
    In-kind redemptions                                                 -                 -         8,120,390        17,879,127
                                                           --------------    --------------    --------------    --------------
  Net realized gain (loss)                                     (2,522,035)         (328,607)        3,910,403         3,254,275
                                                           --------------    --------------    --------------    --------------
  Net change in unrealized appreciation (depreciation)
   on investments                                              37,043,611        12,210,507        15,094,824        84,552,677
                                                           --------------    --------------    --------------    --------------
Net realized and unrealized gain                               34,521,576        11,881,900        19,005,227        87,806,952
                                                           --------------    --------------    --------------    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   36,350,560    $   13,010,889    $   20,548,110    $   87,664,534
                                                           ==============    ==============    ==============    ==============

/1/  Net of foreign withholding tax of $295, $-, $1,127 and $-, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
For the six months ended October 31, 2003

                                                               iSHARES DOW JONES U.S.           iSHARES DOW JONES
                                                      --------------------------------------    -----------------
                                                        TELECOMMUNICATIONS         UTILITIES       TRANSPORTATION
                                                                    SECTOR            SECTOR              AVERAGE
                                                                INDEX FUND        INDEX FUND        INDEX FUND/1/
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/2/                                        $          2,068,714   $     8,470,276    $               -
  Interest                                                             579             2,276                   13
  Securities lending income                                          4,241            39,041                    -
                                                      --------------------   ---------------    -----------------
Total investment income                                          2,073,534         8,511,593                   13
                                                      --------------------   ---------------    -----------------

EXPENSES (Note 2)
  Advisory fees                                                    407,183         1,233,337                8,375
                                                      --------------------   ---------------    -----------------
Total expenses                                                     407,183         1,233,337                8,375
                                                      --------------------   ---------------    -----------------
Net investment income (loss)                                     1,666,351         7,278,256               (8,362)
                                                      --------------------   ---------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from:
    Investments                                                     72,542        (8,565,977)                   -
    In-kind redemptions                                          2,716,253        11,435,532                    -
                                                      --------------------   ---------------    -----------------
  Net realized gain                                              2,788,795         2,869,555                    -
                                                      --------------------   ---------------    -----------------
  Net change in unrealized appreciation
   (depreciation) on investments                                 8,026,221        32,423,402              849,139
                                                      --------------------   ---------------    -----------------
Net realized and unrealized gain                                10,815,016        35,292,957              849,139
                                                      --------------------   ---------------    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $         12,481,367   $    42,571,213    $         840,777
                                                      ====================   ===============    =================

/1/ For the period from October 6, 2003 (commencement of operations) to October 31, 2003.
/2/  Net of foreign withholding tax of $14,340, $- and $-, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          61

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                                   iSHARES DOW JONES U.S.                iSHARES DOW JONES U.S.
                                                        TOTAL MARKET                          ENERGY SECTOR
                                                         INDEX FUND                            INDEX FUND
                                             ----------------------------------    ----------------------------------
                                                  FOR THE SIX                           FOR THE SIX
                                                 MONTHS ENDED           FOR THE        MONTHS ENDED           FOR THE
                                             OCTOBER 31, 2003        YEAR ENDED     OCTOBER 31,2003        YEAR ENDED
                                                  (UNAUDITED)    APRIL 30, 2003         (UNAUDITED)    APRIL 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $      1,828,984    $    2,033,117    $      1,128,989    $    1,730,881
  Net realized gain (loss)                         (2,522,035)       (4,764,162)           (328,607)       (4,347,194)
  Net change in unrealized appreciation
   (depreciation)                                  37,043,611       (11,117,659)         12,210,507       (14,935,932)
                                             ----------------    --------------    ----------------    --------------
Net increase (decrease) in net assets
 resulting from operations                         36,350,560       (13,848,704)         13,010,889       (17,552,245)
                                             ----------------    --------------    ----------------    --------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (1,549,862)       (1,865,031)         (1,145,758)       (1,698,652)
                                             ----------------    --------------    ----------------    --------------
Total distributions to iShareholders               (1,549,862)       (1,865,031)         (1,145,758)       (1,698,652
                                             ----------------    --------------    ----------------    --------------

iSHARES TRANSACTIONS:
  iShares sold                                     68,978,930        70,170,247          32,637,187        47,945,821
  iShares redeemed                                          -                 -                   -       (21,808,012)
                                             ----------------    --------------    ----------------    --------------
Net increase in net assets from
 iShares transactions                              68,978,930        70,170,247          32,637,187        26,137,809
                                             ----------------    --------------    ----------------    --------------
INCREASE IN NET ASSETS                            103,779,628        54,456,512          44,502,318         6,886,912

NET ASSETS:
Beginning of period                               175,596,435       121,139,923         111,683,698       104,796,786
                                             ----------------    --------------    ----------------    --------------
End of period                                $    279,376,063    $  175,596,435    $    156,186,016    $  111,683,698
                                             ================    ==============    ================    ==============
Undistributed (distributions in excess of)
 net investment income included in net
 assets at end of period                     $        570,316    $      291,194    $         15,460    $       32,229
                                             ================    ==============    ================    ==============

iSHARES ISSUED AND REDEEMED:
  iShares sold                                      1,500,000         1,700,000             750,000         1,200,000
  iShares redeemed                                          -                 -                   -          (500,000)
                                             ----------------    --------------    ----------------    --------------
Net increase in iShares outstanding                 1,500,000         1,700,000             750,000           700,000
                                             ================    ==============    ================    ==============

                                                   iSHARES DOW JONES U.S.
                                                     HEALTHCARE SECTOR
                                                         INDEX FUND
                                             ----------------------------------
                                                  FOR THE SIX
                                                 MONTHS ENDED           FOR THE
                                             OCTOBER 31, 2003        YEAR ENDED
                                                  (UNAUDITED)    APRIL 30, 2003
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $      1,542,883    $    2,446,357
  Net realized gain (loss)                          3,910,403            49,388
  Net change in unrealized appreciation
   (depreciation)                                  15,094,824       (23,178,321)
                                             ----------------    --------------
Net increase (decrease) in net assets
 resulting from operations                         20,548,110       (20,682,576)
                                             ----------------    --------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (1,623,946)       (2,387,252)
                                             ----------------    --------------
Total distributions to iShareholders               (1,623,946)       (2,387,252)
                                             ----------------    --------------

iSHARES TRANSACTIONS:
  iShares sold                                     63,714,959       215,725,164
  iShares redeemed                                (40,459,457)      (50,399,249)
                                             ----------------    --------------
Net increase in net assets from
 iShares transactions                              23,255,502       165,325,915
                                             ----------------    --------------
INCREASE IN NET ASSETS                             42,179,666       142,256,087

NET ASSETS:
Beginning of period                               378,488,659       236,232,572
                                             ----------------    --------------
End of period                                $    420,668,325    $  378,488,659
                                             ================    ==============
Undistributed (distributions in excess of)
 net investment income included in net
 assets at end of period                     $        (21,958)   $       59,105
                                             ================    ==============

iSHARES ISSUED AND REDEEMED:
  iShares sold                                      1,200,000         4,350,000
  iShares redeemed                                   (750,000)       (1,050,000)
                                             ----------------    --------------
Net increase in iShares outstanding                   450,000         3,300,000
                                             ================    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

62                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                                   iSHARES DOW JONES U.S.                iSHARES DOW JONES U.S.
                                                      TECHNOLOGY SECTOR                    TELECOMMUNICATIONS
                                                         INDEX FUND                         SECTOR INDEX FUND
                                             ----------------------------------    ----------------------------------
                                                  FOR THE SIX                           FOR THE SIX
                                                 MONTHS ENDED           FOR THE        MONTHS ENDED           FOR THE
                                             OCTOBER 31, 2003        YEAR ENDED    OCTOBER 31, 2003        YEAR ENDED
                                                  (UNAUDITED)    APRIL 30, 2003         (UNAUDITED)    APRIL 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $       (142,418)   $     (316,297)   $      1,666,351    $    1,790,331
  Net realized gain (loss)                          3,254,275       (14,351,281)          2,788,795       (14,273,766)
  Net change in unrealized appreciation
   (depreciation)                                  84,552,677        (7,135,685)          8,026,221          (130,475)
                                             ----------------    --------------    ----------------    --------------
Net increase (decrease) in net assets
 resulting from operations                         87,664,534       (21,803,263)         12,481,367       (12,613,910)
                                             ----------------    --------------    ----------------    --------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                                -                 -          (1,583,828)       (1,239,523)
                                             ----------------    --------------    ----------------    --------------
Total distributions to iShareholders                        -                 -          (1,583,828)       (1,239,523)
                                             ----------------    --------------    ----------------    --------------

iSHARES TRANSACTIONS:
  iShares sold                                     67,040,227       138,437,600           2,020,324       178,652,909
  iShares redeemed                                (55,989,376)      (26,205,874)        (28,803,813)      (90,017,741)
                                             ----------------    --------------    ----------------    --------------
Net increase (decrease) in net assets
 from iShares transactions                         11,050,851       112,231,726         (26,783,489)       88,635,168
                                             ----------------    --------------    ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS                  98,715,385        90,428,463         (15,885,950)       74,781,735

NET ASSETS:
Beginning of period                               231,501,339       141,072,876         126,244,865        51,463,130
                                             ----------------    --------------    ----------------    --------------
End of period                                $    330,216,724    $  231,501,339    $    110,358,915    $  126,244,865
                                             ================    ==============    ================    ==============
Undistributed net investment income
 (accumulated net investment loss)
 included in net assets at end of period     $       (142,418)   $            -    $        821,722    $      739,199
                                             ================    ==============    ================    ==============

iSHARES ISSUED AND REDEEMED:
  iShares sold                                      1,700,000         4,100,000             100,000         9,300,000
  iShares redeemed                                 (1,250,000)         (800,000)         (1,450,000)       (4,750,000)
                                             ----------------    --------------    ----------------    --------------
Net increase (decrease) in iShares
 outstanding                                          450,000         3,300,000          (1,350,000)        4,550,000
                                             ================    ==============    ================    ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS                                                          63
iSHARES TRUST

                                                  iSHARES DOW JONES U.S.             iSHARES DOW JONES
                                                     UTILITIES SECTOR              TRANSPORTATION AVERAGE
                                                        INDEX FUND                      INDEX FUND
                                             ----------------------------------    ----------------------
                                                  FOR THE SIX                              FOR THE PERIOD
                                                 MONTHS ENDED           FOR THE        OCTOBER 6, 2003/1/
                                             OCTOBER 31, 2003        YEAR ENDED       TO OCTOBER 31, 2003
                                                  (UNAUDITED)    APRIL 30, 2003               (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $      7,278,256    $    8,839,492    $               (8,362)
  Net realized gain (loss)                          2,869,555       (11,474,209)                        -
  Net change in unrealized appreciation
   (depreciation)                                  32,423,402       (21,418,153)                  849,139
                                             ----------------    --------------    ----------------------
Net increase (decrease) in net assets
 resulting from operations                         42,571,213       (24,052,870)                  840,777
                                             ----------------    --------------    ----------------------
Undistributed net investment income
 included in the price of capital shares
 issued or redeemed                                  (381,000)          341,000                         -
                                             ----------------    --------------    ----------------------

DISTRIBUTIONS TO iSHAREHOLDERS:
  From net investment income                       (7,764,880)       (8,496,398)                        -
                                             ----------------    --------------    ----------------------
Total distributions to iShareholders               (7,764,880)       (8,496,398)                        -
                                             ----------------    --------------    ----------------------

iSHARES TRANSACTIONS:
   iShares sold                                   135,997,803       285,349,753                22,712,218
   iShares redeemed                               (60,295,153)     (104,904,252)                        -
                                             ----------------    --------------    ----------------------
Net increase in net assets from iShares
 transactions                                      75,702,650       180,445,501                22,712,218
                                             ----------------    --------------    ----------------------
INCREASE IN NET ASSETS                            110,127,983       148,237,233                23,552,995

NET ASSETS:
Beginning of period                               329,055,099       180,817,866                         -
                                             ----------------    --------------    ----------------------
End of period                                $    439,183,082    $  329,055,099    $           23,552,995
                                             ================    ==============    ======================
Undistributed net investment income
 (accumulated net investment loss)
 included in net assets at end of period     $        237,525    $      724,149    $               (8,362)
                                             ================    ==============    ======================

iSHARES ISSUED AND REDEEMED:
  iShares sold                                      2,550,000         5,950,000                   450,000
  iShares redeemed                                 (1,150,000)       (2,000,000)                        -
                                             ----------------    --------------    ----------------------
Net increase in iShares outstanding                 1,400,000         3,950,000                   450,000
                                             ================    ==============    ======================

/1/  Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

64                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                                        iSHARES DOW JONES U.S.
                                                                        TOTAL MARKET INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                            JUN. 12, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       42.83        $       50.47     $       57.93     $          67.15
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.35                 0.63              0.57                 0.42
  Net realized and unrealized gain (loss)               7.03                (7.66)            (7.46)               (9.27)
                                               -------------        -------------     -------------     ----------------
Total from investment operations                        7.38                (7.03)            (6.89)               (8.85)
                                               -------------        -------------     -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.32)               (0.61)            (0.57)               (0.36)
  Net realized gain                                        -                    -                 -                (0.01)
                                               -------------        -------------     -------------     ----------------
Total distributions                                    (0.32)               (0.61)            (0.57)               (0.37)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       49.89        $       42.83     $       50.47     $          57.93
                                               =============        =============     =============     ================

TOTAL RETURN                                           17.27%/2/           (13.89)%          (11.93)%             (13.20)%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     279,376        $     175,596     $     121,140     $         66,625
  Ratio of expenses to average net assets/3/            0.20%                0.20%             0.20%                0.20%
  Ratio of net investment income to
   average net assets/3/                                1.56%                1.57%             1.15%                0.98%
  Portfolio turnover rate/4/                               3%                   4%                5%                   5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          65
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                         iSHARES DOW JONES U.S.
                                                                        ENERGY SECTOR INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                            JUN. 12, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       39.19        $       48.74     $       57.01     $          50.79
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.37                 0.71              0.63                 0.40
  Net realized and unrealized gain (loss)               4.21                (9.56)            (8.26)                6.24
                                               -------------        -------------     -------------     ----------------
Total from investment operations                        4.58                (8.85)            (7.63)                6.64
                                               -------------        -------------     -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.38)               (0.70)            (0.64)               (0.42)
                                               -------------        -------------     -------------     ----------------
Total distributions                                    (0.38)               (0.70)            (0.64)               (0.42)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       43.39        $       39.19     $       48.74     $          57.01
                                               =============        =============     =============     ================

TOTAL RETURN                                           11.67%/2/           (18.22)%          (13.34)%              13.13%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     156,186        $     111,684     $     104,797     $         54,156
  Ratio of expenses to average net assets/3/            0.60%                0.60%             0.60%                0.60%
  Ratio of net investment income to
   average net assets/3/                                1.70%                1.79%             1.32%                0.94%
  Portfolio turnover rate/4/                               1%                   9%               18%                  20%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transations in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

66                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                        iSHARES DOW JONES U.S.
                                                                     HEALTHCARE SECTOR INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                            JUN. 12, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       50.80        $       56.92     $       61.87     $          59.53
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.20                 0.39              0.26                 0.13
  Net realized and unrealized gain (loss)               2.46                (6.13)            (4.94)                2.44
                                               -------------        -------------     -------------     ----------------
Total from investment operations                        2.66                (5.74)            (4.68)                2.57
                                               -------------        -------------     -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.21)               (0.38)            (0.27)               (0.14)
  Net realized gain                                        -                    -                 -                (0.09)
                                               -------------        -------------     -------------     ----------------
Total distributions                                    (0.21)               (0.38)            (0.27)               (0.23)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       53.25        $       50.80     $       56.92     $          61.87
                                               =============        =============     =============     ================

TOTAL RETURN                                            5.22%/2/           (10.06)%           (7.60)%               4.29%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     420,668        $     378,489     $     236,233     $        108,269
  Ratio of expenses to average net assets/3/            0.60%                0.60%             0.60%                0.60%
  Ratio of net investment income to average
   net assets/3/                                        0.73%                0.80%             0.45%                0.29%
  Portfolio turnover rate/4/                               3%                   3%                3%                   5%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          67
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                        iSHARES DOW JONES U.S.
                                                                     TECHNOLOGY SECTOR INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                            JUN. 12, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       35.34        $       43.41     $       63.42     $         116.57
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                  (0.02)               (0.05)            (0.16)               (0.29)
  Net realized and unrealized gain (loss)              11.85                (8.02)           (19.85)               52.86)
                                               -------------        -------------     -------------     ----------------
Total from investment operations                       11.83                (8.07)           (20.01)              (53.15)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       47.17        $       35.34     $       43.41     $          63.42
                                               =============        =============     =============     ================

TOTAL RETURN                                           33.48%/2/           (18.59)%          (31.55)%             (45.60)%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     330,217        $     231,501     $     141,073     $        110,990
  Ratio of expenses to average net assets/3/            0.60%                0.60%             0.60%                0.60%
  Ratio of net investment loss to average
   net assets/3/                                       (0.09)%              (0.22)%           (0.41)%              (0.47)%
  Portfolio turnover rate/4/                               4%                   5%                8%                  11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

68                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                         iSHARES DOW JONES U.S.
                                                                  TELECOMMUNICATIONS SECTOR INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                             MAY 22, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       18.43        $       22.38     $       38.35     $          56.81
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.27                 0.34              0.29                 0.35
  Net realized and unrealized gain (loss)               1.60                (3.98)           (15.98)              (17.95)
                                               -------------        -------------     -------------     ----------------
Total from investment operations                        1.87                (3.64)           (15.69)              (17.60)
                                               -------------        -------------     -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.23)               (0.31)            (0.28)               (0.27)
  Net realized gain                                        -                    -                 -                (0.59)
                                               -------------        -------------     -------------     ----------------
Total distributions                                    (0.23)               (0.31)            (0.28)               (0.86)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       20.07        $       18.43     $       22.38     $          38.35
                                               =============        =============     =============     ================

TOTAL RETURN                                           10.14%/2/           (16.22)%          (41.12)%             (31.06)%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     110,359        $     126,245     $      51,463     $         55,603
  Ratio of expenses to average net assets/3/            0.60%                0.60%             0.60%                0.60%
  Ratio of net investment income to average
   net assets/3/                                        2.46%                2.27%             1.05%                0.80%
  Portfolio turnover rate/4/                               7%                  23%               43%                  43%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          69
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                         iSHARES DOW JONES U.S.
                                                                      UTILITIES SECTOR INDEX FUND
                                               -------------------------------------------------------------------------
                                                  SIX MONTHS                                                 PERIOD FROM
                                                       ENDED                                            JUN. 12, 2000/1/
                                               OCT. 31, 2003           YEAR ENDED        YEAR ENDED                   TO
                                                 (UNAUDITED)        APR. 30, 2003     APR. 30, 2002        APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       49.11        $       65.75     $       85.95     $          69.81
                                               -------------        -------------     -------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.92                 2.04              1.89                 1.82
  Net realized and unrealized gain (loss)               5.19               (16.61)           (20.25)               16.19
                                               -------------        -------------     -------------     ----------------
TOTAL FROM INVESTMENT OPERATIONS                        6.11               (14.57)           (18.36)               18.01
                                               -------------        -------------     -------------     ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (1.00)               (2.07)            (1.84)               (1.73)
  Net realized gain                                        -                    -                 -                (0.14)
                                               -------------        -------------     -------------     ----------------
Total distributions                                    (1.00)               (2.07)            (1.84)               (1.87)
                                               -------------        -------------     -------------     ----------------
NET ASSET VALUE, END OF PERIOD                 $       54.22        $       49.11     $       65.75     $          85.95
                                               =============        =============     =============     ================

TOTAL RETURN                                           12.48%/2/           (22.16)%          (21.38)%              25.90%/2/
                                               =============        =============     =============     ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)             $     439,183        $     329,055     $     180,818     $         42,976
  Ratio of expenses to average net assets/3/            0.60%                0.60%             0.60%                0.60%
  Ratio of net investment income to average
   net assets/3/                                        3.54%                4.15%             2.89%                2.59%
  Portfolio turnover rate/4/                               4%                  12%                8%                  11%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

70                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                                   iSHARES DOW JONES
                                                            TRANSPORTATION AVERAGE INDEX FUND
                                                            ---------------------------------
                                                                                  PERIOD FROM
                                                                              OCT. 6, 2003/1/
                                                                                           TO
                                                                                OCT. 31, 2003
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $       50.22
                                                                                -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                                   (0.02)
  Net realized and unrealized gain                                                       2.14
                                                                                -------------
Total from investment operations                                                         2.12
                                                                                -------------
NET ASSET VALUE, END OF PERIOD                                                  $       52.34
                                                                                =============

TOTAL RETURN                                                                             4.22%/2/
                                                                                =============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                              $      23,553
  Ratio of expenses to average net assets/3/                                             0.60%
  Ratio of net investment loss to average
   net assets/3/                                                                        (0.60)%
  Portfolio turnover rate/4/                                                                0%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                          71

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2003, the Trust offered 58 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, and the iShares Dow Jones Transportation Average Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION
Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

72                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

EQUALIZATION
The iShares Dow Jones U.S. Utilities Sector Index Fund uses the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At April 30, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
     iSHARES INDEX FUND                                     ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
     -----------------------------------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                            $       272,734  $            -  $           272,734
     Dow Jones U.S. Energy Sector                                    32,229               -               32,229
     Dow Jones U.S. Healthcare Sector                                59,105               -               59,105
     Dow Jones U.S. Telecommunications Sector                       739,199               -              739,199
     Dow Jones U.S. Utilities Sector                                690,189               -              690,189

For the year ended April 30, 2003, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES
Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2003.

From November 1, 2002 to April 30 2003, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2004, as follows:

                                                     DEFERRED
                                                 NET REALIZED
     iSHARES INDEX FUND                        CAPITAL LOSSES
     --------------------------------------------------------
     Dow Jones U.S. Total Market               $      469,769
     Dow Jones U.S. Energy Sector                     294,282
     Dow Jones U.S. Healthcare Sector               2,294,524
     Dow Jones U.S. Technology Sector                 791,393
     Dow Jones U.S. Telecommunications Sector       1,355,059
     Dow Jones U.S. Utilities Sector                5,118,450

NOTES TO THE FINANCIAL STATEMENTS                                             73
iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at April 30, 2003, the tax year-end of the Funds, as follows:

                                                EXPIRING      EXPIRING      EXPIRING
     iSHARES INDEX FUND                             2009          2010          2011         TOTAL
     ---------------------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                   $   -   $ 2,220,191   $ 2,507,100   $ 4,727,291
     Dow Jones U.S. Energy Sector                    369       643,271     4,517,083     5,160,723
     Dow Jones U.S. Healthcare Sector                  -       154,330     1,118,085     1,272,415
     Dow Jones U.S. Technology Sector                  -     3,803,426    10,610,555    14,413,981
     Dow Jones U.S. Telecommunications Sector          -    10,282,380    12,349,430    22,631,810
     Dow Jones U.S. Utilities Sector                   -       173,950     5,246,921     5,420,871

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended October 31, 2003 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Funds did not enter into any repurchase agreements at October 31, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

74                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

                                                        ADVISORY
     iSHARES INDEX FUND                                      FEE
     -----------------------------------------------------------
     Dow Jones U.S. Total Market                            0.20%
     Dow Jones U.S. Energy Sector                           0.60
     Dow Jones U.S. Healthcare Sector                       0.60
     Dow Jones U.S. Technology Sector                       0.60
     Dow Jones U.S. Telecommunications Sector               0.60
     Dow Jones U.S. Utilities Sector                        0.60
     Dow Jones Transportation Average                       0.60

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. ("BGI") serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2003, BGI earned securities lending agent fees as follows:

                                                         SECURITIES
                                                            LENDING
     iSHARES INDEX FUND                                  AGENT FEES
     --------------------------------------------------------------
     Dow Jones U.S. Total Market                          $   5,970
     Dow Jones U.S. Energy Sector                             3,023
     Dow Jones U.S. Healthcare Sector                        13,161
     Dow Jones U.S. Technology Sector                        10,161
     Dow Jones U.S. Telecommunications Sector                 4,303
     Dow Jones U.S. Utilities Sector                         39,527

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS                                             75
iSHARES TRUST

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed in the five months ended September 30, 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the month of October 2003.

As of October 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended October 31, 2003, were as follows:

     iSHARES INDEX FUND                                        PURCHASES           SALES
     -----------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                           $   7,197,204   $   7,109,485
     Dow Jones U.S. Energy Sector                              1,134,452       1,069,243
     Dow Jones U.S. Healthcare Sector                         11,313,028      11,069,161
     Dow Jones U.S. Technology Sector                         12,016,694      12,396,801
     Dow Jones U.S. Telecommunications Sector                  9,212,921       9,227,054
     Dow Jones U.S. Utilities Sector                          17,729,594      18,516,891

In-kind transactions for the six months ended October 31, 2003, were as follows:

                                                                 IN-KIND         IN-KIND
     iSHARES INDEX FUND                                        PURCHASES           SALES
     -----------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                           $  68,915,566   $           -
     Dow Jones U.S. Energy Sector                             32,575,563               -
     Dow Jones U.S. Healthcare Sector                         63,681,601      40,429,837
     Dow Jones U.S. Technology Sector                         67,059,232      55,978,925
     Dow Jones U.S. Telecommunications Sector                  2,019,535      28,754,755
     Dow Jones U.S. Utilities Sector                         135,114,513      59,993,547
     Dow Jones Transportation Average                         22,696,309               -

76                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

At October 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                         NET UNREALIZED
                                                                      TAX    UNREALIZED      UNREALIZED    APPRECIATION
     iSHARES INDEX FUND                                              COST  APPRECIATION    DEPRECIATION  (DEPRECIATION)
     ------------------------------------------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                            $ 287,035,018  $ 22,843,510   $ (18,127,077) $    4,716,433
     Dow Jones U.S. Energy Sector                             173,866,729     4,061,099     (12,597,029)     (8,535,930)
     Dow Jones U.S. Healthcare Sector                         496,950,411    18,054,078     (60,917,291)    (42,863,213)
     Dow Jones U.S. Technology Sector                         394,867,936             -     (40,282,030)    (40,282,030)
     Dow Jones U.S. Telecommunications Sector                 140,781,592     3,041,227     (21,168,715)    (18,127,488)
     Dow Jones U.S. Utilities Sector                          485,041,105    18,717,318     (20,707,144)     (1,989,826)
     Dow Jones Transportation Average                          22,716,309     1,062,767        (213,628)        849,139

4.   iSHARES TRANSACTIONS

At October 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of October 31, 2003, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account which invests in securities with remaining maturities of 397 days or less and money market mutual funds, including money market funds managed by BGFA. Income from the joint account is allocated daily to each Fund, based on each Fund's portion of the total cash collateral received. The market value of the securities on loan at October 31, 2003 and the value of the related collateral are disclosed in Statements of Assets and Liabilities.

NOTES TO THE FINANCIAL STATEMENTS                                             77

The iShares Family of Funds

The following is a list of iShares Funds being offered as of December 31, 2003, along with their respective exchange trading symbols. Please call iShares at 1-800-iSHARES (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones Transportation Average Index Fund (IYT) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

SPECIALTY
iShares Dow Jones Select Dividend Index Fund (DVY)

FIXED INCOME
iShares GS $InvesTop(TM) Corporate Bond Fund (LQD) iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares Lehman Aggregate Bond Fund (AGG) iShares Lehman TIPS Bond Fund (TIP)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

78                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iSHARES(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 I 800 iSHARES (I 800 474 2737) WWW.iSHARES.COM

                                                                        BARCLAYS

Item 2. Code of Ethics.

     Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

     Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

     Not applicable to this filing.

Item 5. Listed Company Audit Committees.

     Not applicable to this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to this registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

     (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of iShares Trust are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

     (b) There were no significant changes in the iShares Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

     (a) (1) Not applicable to this filing.

     (a) (2) Certification letters are attached.

     (b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   iShares Trust


   By: /s/ Lee T. Kranefuss
 -------------------------------------
   Lee T. Kranefuss, President
   Date:   January 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By: /s/ Lee T. Kranefuss
  ------------------------------------
     Lee T. Kranefuss, President
     Date:   January 7, 2004

     By: /s/ Michael A. Latham
  -------------------------------------
     Michael A. Latham, Principal Financial Officer
     Date:   January 7, 2004